             As filed with the Securities and Exchange Commission
                               on July 24, 2000
                     Registration No. 333-74295; 811-09253

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                      ----------------------------------
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            ______
Pre-Effective Amendment No. ___                                    ______
Post-Effective Amendment No. 13                                       x
                                                                   ------

                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    ______

Amendment No. 14                                                      x
                                                                   ------
                           ________________________

                            WELLS FARGO FUNDS TRUST
              (Exact Name of Registrant as specified in Charter)
                               111 Center Street
                          Little Rock, Arkansas 72201
         (Address of Principal Executive Offices, including Zip Code)
                          __________________________

      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                         Little Rock, Arkansas  72201
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                            Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                         2000 Pennsylvania Ave., N.W.
                            Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

 x   Immediately upon filing pursuant to Rule 485(b), or
---

___  on _________ pursuant to Rule 485(b)

___  60 days after filing pursuant to Rule 485(a)(1), or

___  on _________ pursuant to Rule 485(a)(1)

___  75 days after filing pursuant to Rule 485(a)(2), or

___  on ___________ pursuant to Rule 485(a)(2)

If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               EXPLANATORY NOTE
                               ----------------

     This Post-Effective Amendment No. 13 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed to add the audited financial statements and certain related financial information for the fiscal year ended March 31, 2000 for the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, Cash Investment Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Money Market Trust, National Tax-Free Institutional Money Market Fund, National Tax-Free Money Market Fund, National Tax-Free Money Market Trust, Overland Express Sweep Fund, Prime Investment Money Market Fund, Treasury Plus Institutional Money Market Fund, Treasury Plus Money Market Fund, and the 100% Treasury Money Market Fund, and to make certain other non-material changes to the prospectuses and statement of additional information for these funds.

                            WELLS FARGO FUNDS TRUST
                            -----------------------
                             Cross Reference Sheet
                             ---------------------


Form N-1A Item Number
---------------------

Part A          Prospectus Captions
------          -------------------

1               Front and Back Cover Pages
2               Objectives and Principal Strategies
                Important Risks
3               Summary of Expenses
                Example of Expenses
4               Objectives and Principal Strategies
                Important Risks
                See Individual Fund Summaries
                General Investment Risks
5               Not applicable
6               Organization and Management of the Funds
7               Your Account
                How to Buy Shares
                How to Sell Shares
                Exchanges
                Dividends and Distributions
                Taxes
8               Distribution Plan
                Exchanges
9               See Individual Fund Summaries

Part B          Statement of Additional Information Captions
------          --------------------------------------------

10              Cover Page and Table of Contents
11              Historical Fund Information
                Cover Page
12              Investment Restrictions
                Additional Investment Policies
                Risk Factors
13              Management
14              Capital Stock
15              Management
16              Portfolio Transactions
17              Capital Stock
18              Determination of Net Asset Value
                Additional Purchase and Redemption Information
19              Federal Income Taxes
20              Management
21              Performance Calculations
22              Financial Information

Part C          Other Information
------          -----------------

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                                                                           WELLS
                                                                           FARGO


                                                                           FUNDS


WELLS FARGO MONEY MARKET
FUNDS
                                                       -------------------------
                                                               PROSPECTUS
                                                       -------------------------

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

California Tax-Free Money Market Fund

Government Money Market Fund

Minnesota Money Market Fund

Money Market Fund

National Tax-Free Money Market Fund

Treasury Plus Money Market Fund

100% Treasury Money Market Fund

Class A, Class B


                                                                        AUGUST 1
                                                                            2000
                                              this page intentionally left blank
--------------------------------------------------------------------------------

Table of Contents                       Money Market Funds
--------------------------------------------------------------------------------

Overview                             Objectives and Principal Strategies      4
This section contains important      Summary of Important Risks               6
summary information about the        Performance History                      8
Funds.                               Summary of Expenses                     14
                                     Key Information                         17

-------------------------------------------------------------------------------

The Funds                            California Tax-Free Money Market Fund   18
This section contains important      Government Money Market Fund            22
information about the individual     Minnesota Money Market Fund             24
Funds.                               Money Market Fund                       26
                                     National Tax-Free Money Market Fund     32
                                     Treasury Plus Money Market Fund         36
                                     100% Treasury Money Market Fund         38
                                     General Investment Risks                40
                                     Organization and Management
                                      of the Funds                           44

-------------------------------------------------------------------------------

Your Investment                      Your Account                            46
Turn to this section for               How to Buy Shares                     47
information on how to open an          How to Sell Shares                    50
account and how to buy, sell and       How to Exchange Shares                52
exchange Fund shares.

-------------------------------------------------------------------------------

Reference                            Additional Services and
                                      Other Information                      53
Look here for additional
information and term definitions.    Table of Predecessors                   55
                                     Glossary                                56

Money Market Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in the Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the Glossary.

     FUND                     OBJECTIVE

     California Tax-Free      Seeks current income exempt from federal income
     Money Market Fund        tax and California personal income tax, while
                              preserving capital and liquidity.

     Government Money         Seeks current income, while preserving capital
     Market Fund              and liquidity.

     Minnesota Money          Seeks current income exempt from federal income
     Market Fund              tax and Minnesota personal income tax, while
                              preserving capital and liquidity.

     Money Market Fund        Seeks current income, while preserving capital
                              and liquidity.


     National Tax-Free        Seeks current income exempt from federal income
     Money Market Fund        taxes, while preserving capital and liquidity.

     Treasury Plus Money      Seeks current income, while preserving capital
     Market Fund              and liquidity.

     100% Treasury Money      Seeks current income that is exempt from most
     Market Fund              state and local personal income taxes, while
                              preserving capital and liquidity.

4  Money Market Funds Prospectus

     PRINCIPAL STRATEGY

     We invest primarily in high-quality, short-term California municipal securities.

     We invest in short-term U.S. Government obligations, including repurchase agreements.

     We invest primarily in high quality, short-term Minnesota municipal securities.

     We invest primarily in high-quality money market instruments.

     We invest primarily in high quality, short-term municipal securities.

     We invest primarily in obligations issued or guaranteed by the U.S. Treasury, including repurchase agreements.

     We invest only in obligations issued or guaranteed by the U.S. Treasury.

                                                Money Market Funds Prospectus  5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in:

 . the individual Fund Descriptions later in this Prospectus;

 . under the "General Investment Risks" section beginning on page 40; and

 . in the Funds'Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each of the Funds seeks to maintain a stable Net Asset Value ("NAV") of $1.00 per share, there is no assurance it will be able to do so, and it is possible to lose money by investing in a Fund.

The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

The California Tax-Free Money Market Fund and the Minnesota Money Market Fund are considered to be non-diversified according to the Investment Company Act of 1940. The majority of the issuers of the securities in these Funds' portfolios are located within their respective states. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater effect than a similar default in a diversified portfolio. All other Funds in this prospectus are considered to be diversified.

   FUND-SPECIFIC RISKS

   California Tax-Free Money Market Fund
   Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. For example, a significant portion of California's economic production centers around the technology industry. A downturn in the technology industry may have a disproportionate impact on California municipal obligations. In addition, we may invest up to 25% or more of our assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

   Minnesota Money Market Fund
   Since we invest heavily in Minnesota municipal obligations, events in Minnesota are likely to affect the Fund's investments. For example, the state's economy relies significantly on its agriculture and forestry natural resources. Adverse conditions affecting these sectors could have a disproportionate impact on Minnesota municipal obligations. In addition, we may invest up to 25% or more of our assets in Minnesota municipal obligations that are related in such a way that political, economic or business development affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

6  Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Performance History
--------------------------------------------------------------------------------

         The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns from inception, one-, five-and ten-year periods (as applicable) are compared to the performance of an appropriate broad-based index.

         Please remember that past performance is no guarantee of future results.

         The Minnesota Money Market Fund has been in operation for less than one calendar year, therefore no performance history is shown.

         California Tax-Free Money Market Fund Class A Calendar Year Returns(%)*

          '92                                2.81
          '93                                1.89
          '94                                2.28
          '95                                3.23
          '96                                2.76
          '97                                2.92
          '98                                2.61
          '99                                2.42

         Best Qtr.: Q2 `95 o 0.85%            Worst Qtr.:   Q1   `94  o 0.43%

         * The Fund's year-to-date performance through March 31, 2000 was 0.61%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

           Average annual total return (%)

                                                                          Since
           for the period ended 12/31/99        1 year      5 years     Inception
           Class A (Incept. 1/1/92)              2.42         2.79        2.62

           MFR Tax-Free Retail Money
           Market Funds Average                  2.64         2.96        2.70

8  Money Market Funds Prospectus

     Government Money Market Fund Class A Calendar Year Returns (%)*

     '90                                 7.60
     '91                                 5.51
     '92                                 3.23
     '93                                 2.73
     '94                                 3.55
     '95                                 5.25
     '96                                 4.75
     '97                                 4.90
     '98                                 4.81
     '99                                 4.46

     Best Qtr.: Q2 `90 o 1.87%                 Worst Qtr.:     Q2   `93  o 0.65%

     * Performance shown is for the Service Class shares adjusted to reflect the fees and expenses of Class A shares. The Fund's year-to-date performance through March 31, 2000 was 1.28%.
       To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.


       Average annual total return (%)

       for the period ended 12/31/99      1 year   5 years        10 years

       Class A (Incept. 11/8/99)/1/        4.46      4.83           4.67

       MFR Taxable Retail
       Money Market Funds Average          4.51      4.91           4.76

     /1/ Performance shown is for the Service Class shares adjusted to reflect the fees and expenses of Class A shares.

                                                Money Market Funds Prospectus  9

Performance History
--------------------------------------------------------------------------------


         Money Market Fund Class A Calendar Year Returns(%)*

         '93               2.70
         '94               3.74
         '95               5.34
         '96               4.78
         '97               5.00
         '98               4.95
         '99               4.60

Best Qtr.: Q2 `95 . 1.35%               Worst Qtr.:  Q2 `93  .  0.65%

* The Fund's year-to-date performance through March 31, 2000 was 1.30%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.


     Average annual total return (%)
                                                                     Since
     for the period ended 12/31/99      1 year       5 years      Inception/2/

     Class A (Incept. 7/1/92)           4.60           4.93         4.34

     Class B (Incept. 5/25/95)/1/       3.89           4.17         3.60

     MFR Taxable Retail Money Market
     Funds Index                        4.51           4.91         4.31

/1/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.

/2/  July 1, 1992.

10  Money Market Funds Prospectus

--------------------------------------------------------------------------------

National Tax-Free Money Market Fund Class A Calendar Year Returns (%)*

    '90                    5.48
    '91                    4.07
    '92                    2.51
    '93                    2.00
    '94                    2.51
    '95                    3.53
    '96                    3.07
    '97                    3.20
    '98                    2.99
    '99                    2.70

Best Qtr.: Q4 `90 . 1.38%                   Worst Qtr.:  Q1 `93  .  0.47%

* The Fund's year-to-date performance through March 31, 2000 was 0.73%.
  To obtain a current 7-day yield for the Fund, call toll free 1-800-222-8222.


  Average annual total return (%)

  for the period ended 12/31/99            1 year         5 years       10 years

  Class A (Incept. 1/7/88)                 2.70             3.10          3.20

  MFR Tax-Free Retail Money
  Market Funds Average                     2.64             2.96          3.12

                                               Money Market Funds Prospectus  11

Performance History
--------------------------------------------------------------------------------


         Treasury Plus Money Market Fund Class A Calendar Year Returns (%)*

    '90                        7.54
    '91                        5.44
    '92                        3.11
    '93                        2.60
    '94                        3.63
    '95                        5.38
    '96                        4.92
    '97                        5.03
    '98                        4.81
    '99                        4.36

Best Qtr.: Q2 `90 . 1.87%         Worst Qtr.:  Q2 `93  . 0.64%

  * The Fund's year-to-date performance through March 31, 2000 was 1.23%.
    To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.


    Average annual total return (%)
    for the period ended 12/31/99        1 year        5 years        10 years

    Class A (Incept. 10/1/95)/1/          4.36          4.78           4.61

    MFR Taxable Retail Money Market
    Funds Average                         4.51          4.91           4.76

/1/ Performance shown for periods prior to the inception of this Class reflects the performance of the predecessor portfolio's Service Class shares adjusted to reflect this Class's fees and expenses.

12  Money Market Funds Prospectus

________________________________________________________________________________

      100% Treasury Money Market Fund Class A Calendar Year Returns (%)*

         `91                       5.59
         `92                       3.26
         `93                       2.59
         `94                       3.44
         `95                       5.09
         `96                       4.63
         `97                       4.75
         `98                       4.60
         `99                       4.23

Best Qtr.: Q1 `91 . 1.55%                 Worst Qtr.:  Q1 `94  . 0.63%

* Performance shown is for the Service Class shares adjusted to reflect the fees and expenses of Class A shares. The Fund's year-to-date performance through March 31, 2000 was 1.22%.
     To obtain a current 7-day yield for the Fund, call toll-free
     1-800-222-8222.


     Average annual total return (%)
                                                                       Since
     for the period ended 12/31/99      1 year        5 years        Inception

     Class A (Incept. 11/8/99)/1/       4.23            4.66           4.26

     MFR Taxable Retail
     Money Market Funds Average         4.51            4.91           4.76

/1/ Performance shown is for the Service Class shares adjusted to reflect the fees and expenses of Class A shares.

                                             Money Market Funds Prospectus   13

Money Market Funds
--------------------------------------------------------------------------------

     These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

     SHAREHOLDER FEES

                                                                                All              Money Market
                                                                               Funds                  Fund
                                                                           --------------       ---------------
                                                                              CLASS A              CLASS B
---------------------------------------------------------------------------------------------------------------

     Maximum sales charge (load)
     imposed on purchases (as a percentage of offering                           None                   None
     price)

     Maximum deferred sales charge (load) (as a percentage of the lower of
     the NAV at purchase or the NAV at redemption)                               None                   5.00%/1/

---------------------------------------------------------------------------------------------------------------

    ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

---------------------------------------------------------------------------------------------------------------------------
                                                       California Tax-Free           Government             Minnesota
                                                        Money Market Fund        Money Market Fund      Money Market Fund
                                                     ----------------------------------------------------------------------
                                                             CLASS A                  CLASS A                CLASS A
---------------------------------------------------------------------------------------------------------------------------
     Management Fees                                          0.30%                     0.35%                  0.30%
     Distribution (12b-1) Fees                                0.00%                     0.00%                  0.00%
     Other Expenses/2/                                        0.48%                     0.46%                  0.53%
---------------------------------------------------------------------------------------------------------------------------
     TOTAL ANNUAL FUND OPERATING EXPENSES                     0.78%                     0.81%                  0.83%
---------------------------------------------------------------------------------------------------------------------------
     Fee Waivers                                              0.13%                     0.06%                  0.03%
---------------------------------------------------------------------------------------------------------------------------
     NET EXPENSES/3/                                          0.65%                     0.75%                  0.80%
---------------------------------------------------------------------------------------------------------------------------

/1/ If you exchange Class B shares of a Fund for Money Market Fund Class B shares, and then redeem your Money Market Fund shares, you will be assessed the CDSC applicable to the exchanged shares. Exchange privileges are not available, and CDSCs do not apply, to Money Market Fund Class B shareholders in certain accounts.
/2/ Other expenses are based on estimated amounts for fiscal year as a result of various contract changes that became the current effective on November 8, 1999.
/3/ The Advisor has committed through July 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

14   Money Market Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
                    Money             National Tax-Free          Treasury Plus            100% Treasury
                 Market Fund          Money Market Fund        Money Market Fund        Money Market Fund
------------------------------------------------------------------------------------------------------------
          CLASS A       CLASS B              CLASS A                 CLASS A                  CLASS A
------------------------------------------------------------------------------------------------------------
             0.40%         0.40%               0.25%                    0.35%                    0.35%
             0.00%         0.75%               0.00%                    0.00%                    0.00%
             0.58%         0.47%               0.62%                    0.46%                    0.48%
------------------------------------------------------------------------------------------------------------
             0.98%         1.62%               0.87%                    0.81%                    0.83%
------------------------------------------------------------------------------------------------------------
             0.22%         0.11%               0.22%                    0.16%                    0.18%
------------------------------------------------------------------------------------------------------------
             0.76%         1.51%               0.65%                    0.65%                    0.65%
------------------------------------------------------------------------------------------------------------

                                              Money Market Funds Prospectus   15

Money Market Funds                                           Summary of Expenses
--------------------------------------------------------------------------------

EXAMPLE OF EXPENSES

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

-------------------------------------------------------------------------------
                California Tax-Free        Government            Minnesota
                 Money Market Fund      Money Market Fund     Money Market Fund
                -------------------     -----------------    ------------------
                     CLASS A                 CLASS A               CLASS A
-------------------------------------------------------------------------------
1 YEAR               $ 66                    $ 77                  $   82
3 YEARS              $236                    $253                  $  262
5 YEARS              $420                    $444                  $  458
10 YEARS             $954                    $996                  $1,023
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                       Money            National Tax-Free      Treasury Plus
                    Market Fund         Money Market Fund    Money Market Fund
                -------------------     -----------------   -------------------
                CLASS A     CLASS B          CLASS A               CLASS A
-----------------------------------     -----------------   -------------------
1 YEAR          $   78       $  654          $   66                $   66
3 YEARS         $  290       $  800          $  256                $  243
5 YEARS         $  520       $1,071          $  461                $  434
10 YEARS        $1,181       $1,846          $1,052                $  987
-------------------------------------------------------------------------------

-----------------------------------

                  100% Treasury
                Money Market Fund
-----------------------------------
1 YEAR                $   66
3 YEARS               $  247
5 YEARS               $  443
10 YEARS              $1,009
-----------------------------------

16 Money Market Funds Prospectus

Key Information
--------------------------------------------------------------------------------

     Important information you should look for as you decide to invest in a
     Fund:
     The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

     ---------------------------------------------------------------------------

     Investment Objective and Investment Strategies
     The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objectives and strategies descriptions for each Fund tell you:

     .    what the Fund is trying to achieve;

     .    how we intend to invest your money;and

     . what makes a Fund different from the other Funds offered in this Prospectus.

     ---------------------------------------------------------------------------

     Permitted Investments
     A summary of the Fund's key permitted investments and practices.

     ---------------------------------------------------------------------------

     Important Risk Factors
     Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

     Words appearing in italicized print and highlighted in color are defined in the Glossary.

                                                Money Market Funds Prospectus 17

California Tax-Free Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The California Tax-Free Money Market Fund seeks a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies
     We actively manage a portfolio of bonds, notes and commercial paper issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. The Fund invests in high-quality, short-term, U.S. dollar-denominated money market instruments, primarily municipal obligations.

     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal market conditions, we invest:

     . at least 80% of net assets in municipal obligations that provide income exempt from federal income tax and federal alternative minimum tax ("AMT"); and

     . at least 65% of total assets in municipal obligations that pay interest exempt from California personal income taxes, although it is our intention to invest substantially all of our assets in such obligations.

     ---------------------------------------------------------------------------

     Important Risk Factors
     Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. For example, a significant portion of California's economic production centers around the technology industry. A downturn in the technology industry may have a disproportionate impact on California municipal obligations. In addition, we may invest up to 25% or more of our assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

     Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

     There is no guarantee that we will be able to maintain a $1.00 per share NAV. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 40; and the specific risks listed here. They are all important to your investment choice.

18 Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

California Tax-Free Money Market Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

--------------------------------------------------------------------------------
     FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                       CLASS A SHARES--COMMENCED
                                                       ON JANUARY 1, 1992
                                                       -------------------------
                                                            March 31,
                                                              2000
     For the period ended:                             -------------------------

     Net asset value beginning of period                  $      1.00

     Income from investment operations:
       Net investment income (loss)                              0.02
       Net realized gain (loss) on investments                   0.00

     Total from investment operations                            0.02

     Less distributions:
       Dividends from net investment income                     (0.02)
       Distributions from net realized gain                      0.00

     Total from distributions                                   (0.02)

     Net asset value, end of period                       $      1.00

     Total return (not annualized)                               2.51%

     Ratios/supplemental data:
       Net assets, end of period (000s)                    $ 2,464,890

     Ratios to average net assets (annualized):
       Ratio of expenses to average net assets                   0.65%
       Ratio of net investment income (loss) to
         average net assets                                      2.48%

     Ratio of expenses to average net assets prior to
       waived fees and reimbursed expenses (annualized)/3/       0.96%
--------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from September 30 to March 31.

/2/  The Fund changed its fiscal year-end from December 31 to September 30.

/3/  During each period, various fees and expenses were waived and reimbursed.

20   Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     March 31,      March 31,      March 31,      Sept. 30,      Dec. 31,
      1999           1998           1997/1/        1996/2/        1995
--------------------------------------------------------------------------------

     $      1.00    $      1.00    $      1.00    $      1.00    $      1.00


            0.02           0.03           0.01           0.02           0.03
            0.00           0.00           0.00           0.00           0.00

            0.02           0.03           0.01           0.02           0.03


           (0.02)         (0.03)         (0.01)         (0.02)         (0.03)
            0.00           0.00           0.00           0.00           0.00

           (0.02)         (0.03)         (0.01)         (0.02)         (0.03)

     $      1.00    $      1.00    $      1.00    $      1.00    $      1.00

            2.49%          2.91%          1.36%          2.04%          3.23%


     $ 2,246,123    $ 2,118,881    $ 1,384,310    $ 1,161,431    $ 1,031,004


            0.65%          0.65%          0.65%          0.65%          0.65%

            2.46%          2.85%          2.72%          2.69%          3.18%


            1.03%          1.05%          1.03%          1.02%          1.01%
--------------------------------------------------------------------------------

                                             Money Market Funds Prospectus    21

Government Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The Government Money Market Fund seeks high current income, while preserving capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies
     We actively manage a portfolio composed principally of U.S. Government obligations, or repurchase agreements collateralized by such obligations.

     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal market conditions, we invest substantially all of our assets:

     .    in U.S.Government obligations; and

     .    in repurchase agreements collateralized by U.S.Government obligations.

     ---------------------------------------------------------------------------

     Important Risk Factors
     Although we seek to maintain a $1.00 per share NAV, there is no guarantee that we will be able to do so. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 40; and the specific risks listed here. They are all important to your investment choice.

22   Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

--------------------------------------------------------------------------------
     FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                       CLASS A SHARES--COMMENCED
                                                       ON NOVEMBER 8, 1999
                                                       -------------------------
                                                            March 31,
                                                              2000
     For the period ended:                             -------------------------

     Net asset value beginning of period                  $   1.00

     Income from investment operations:
       Net investment income (loss)                           0.02
       Net realized gain (loss) on investments                0.00

     Total from investment operations                         0.02

     Less distributions:
       Dividends from net investment income                  (0.02)
       Distributions from net realized gain                   0.00

     Total from distributions                                (0.02)

     Net asset value, end of period                       $   1.00

     Total return (not annualized)                            1.99%

     Ratios/supplemental data:
       Net assets, end of period (000s)                   $ 58,960

     Ratios to average net assets (annualized):
       Ratio of expenses to average net assets                0.75%
       Ratio of net investment income (loss) to
         average net assets                                   4.99%

     Ratio of expenses to average net assets prior to
       waived fees and reimbursed expenses (annualized)/1/    0.81%
--------------------------------------------------------------------------------

/1/  During each period, various fees and expenses were waived and reimbursed.

                                             Money Market Funds Prospectus    23

Minnesota Money Market Fund*
--------------------------------------------------------------------------------

         Investment Objective
         The Minnesota Money Market Fund seeks to provide a high level of income exempt from federal income tax, but not the federal AMT, and Minnesota state income tax, while preserving capital and liquidity.

         -----------------------------------------------------------------------

         Investment Strategies
         We invest primarily in short-term Minnesota municipal securities, and may also invest a portion of Fund assets in the securities of other states, and in the territories and possessions of the U.S., or its political subdivisions and financing authorities, but which provide income exempt from federal personal income tax and the personal income taxes imposed by the state of Minnesota consistent with stability of principal.

         -----------------------------------------------------------------------

         Permitted Investments
         Under normal market conditions, we invest:

         . at least 65% of total assets in short-term municipal obligations that pay interest exempt from Minnesota personal income taxes, although it is our intention to invest substantially all of our assets in such obligations.

         We may invest any amount of Fund assets in securities subject to the federal AMT.

         -----------------------------------------------------------------------

         Important Risk Factors
         Since we invest heavily in Minnesota municipal obligations, events in Minnesota are likely to affect the Fund's investments. For example, the state's economy relies significantly on its agriculture and forestry natural resources. Adverse conditions affecting these sectors could have a disproportionate impact on Minnesota municipal obligations. In addition, we may invest up to 25% or more of our assets in Minnesota municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

         Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

         There is no guarantee that we will be able to maintain a $1.00 per share NAV. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

         You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 40; and the specific risks listed here. They are all important to your investment choice.

         -----------------------------------------------------------------------

         Financial Highlights
         The Minnesota Money Market Fund is a new fund, so financial highlight information is not available.

         *This fund is expected to commence operations during August, 2000.

24   Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Money Market Fund
--------------------------------------------------------------------------------

         Investment Objective
         The Money Market Fund seeks high current income, while preserving capital and liquidity.

         -----------------------------------------------------------------------

         Investment Strategies
         We actively manage a portfolio of U.S. dollar-denominated high-quality money market instruments, including debt obligations. We may also make certain other investments including, for example, repurchase agreements.

         -----------------------------------------------------------------------

         Permitted Investments
         Under normal market conditions, we invest:

         . at least 80% of the total assets in high-quality,short-term obligations of domestic and foreign issuers;

         .   up to 25% of total assets in obligations of foreign issuers; and

         . no more than 25% of total assets in any single industry, subject to certain exceptions. Please refer to the Statement of Additional Information for details.

         -----------------------------------------------------------------------

         Important Risk Factors
         Although we seek to maintain a $1.00 per share NAV, there is no guarantee that we will be able to do so. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

         Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Investing in shares of other money market funds will subject the Fund to the fees charged by the other funds, which will reduce returns from these investments.

         You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 40; and the specific risks listed here. They are all important to your investment choice.

26   Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Money Market Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.


   FOR A SHARE OUTSTANDING

                                                                                           CLASS A SHARES--COMMENCED
                                                                                           ON JULY 1, 1992
                                                                                    ------------------------------------------------
                                                                                                March 31,
   For the period ended:                                                                           2000
                                                                                    ------------------------------------------------
   Net asset value beginning of period                                                       $       1.00

   Income from investment operations:
     Net investment income (loss)                                                                    0.05
     Net realized gain (loss) on investments                                                         0.00

   Total from investment operations                                                                  0.05

   Less distributions:
     Dividends from net investment income                                                           (0.05)
     Distributions from net realized gain                                                            0.00

   Total from distributions                                                                         (0.05)

   Net asset value, end of period                                                            $       1.00

   Total return (not annualized)                                                                     4.84%

   Ratios/supplemental data:
     Net assets, end of period (000s)                                                        $ 13,441,754

   Ratios to average net assets (annualized):
     Ratio of expenses to average net assets                                                         0.75%
     Ratio of net investment income (loss) to
          average net assets                                                                         4.78%

   Ratio of expenses to average net assets prior to
     waived fees and reimbursed expenses (annualized)/3/                                             1.01%
------------------------------------------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from September 30 to March 31.
/2/ The Fund changed its fiscal year-end from December 31 to September 30. /3/ During each period, various fees and expenses were waived and reimbursed.

28   Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
           March 31,          March 31,         March 31,        Sept. 30,          Dec. 31,
             1999               1998             1997/1/          1996/2/             1995
---------------------------------------------------------------------------------------------------------
          $     1.00        $     1.00        $     1.00        $     1.00        $     1.00


                0.05              0.05              0.02              0.03              0.05
                0.00              0.00              0.00              0.00              0.00

                0.05              0.05              0.02              0.03              0.05


               (0.05)            (0.05)            (0.02)            (0.03)            (0.05)
                0.00              0.00              0.00              0.00              0.00

               (0.05)            (0.05)            (0.02)            (0.03)            (0.05)

          $     1.00        $     1.00        $     1.00        $     1.00        $     1.00

                4.79%             5.07%             2.36%             3.55%             5.34%


          $9,137,812        $6,711,584        $4,640,148        $3,799,908        $2,892,621


                0.75%             0.75%             0.75%             0.75%             0.75%

                4.67%             4.95%             4.71%             4.66%             5.13%


                0.93%             0.93%             0.90%             0.88%             0.83%
---------------------------------------------------------------------------------------------------------

                                              Money Market Funds Prospectus   29

Money Market Fund
--------------------------------------------------------------------------------


This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.


     FOR A SHARE OUTSTANDING

                                                                                    CLASS B SHARES--COMMENCED
                                                                                    ON MAY 25, 1995/2/
                                                                                    ------------------------------------------------
                                                                                            March 31,
   For the period ended:                                                                      2000
                                                                                    ------------------------------------------------
   Net asset value beginning of period                                                 $       1.00

   Income from investment operations:
     Net investment income (loss)                                                              0.04
     Net realized gain (loss) on investments                                                   0.00

   Total from investment operations                                                            0.04

   Less distributions:
     Dividends from net investment income                                                     (0.04)
     Distributions from net realized gain                                                      0.00

   Total from distributions                                                                   (0.04)

   Net asset value, end of period                                                      $       1.00

   Total return (not annualized)                                                               4.10%

   Ratios/supplemental data:
     Net assets, end of period (000s)                                                  $  1,736,843

   Ratios to average net assets (annualized):
     Ratio of expenses to average net assets                                                   1.46%
     Ratio of net investment income (loss) to
          average net assets                                                                   4.07%

   Ratio of expenses to average net assets prior to
     waived fees and reimbursed expenses (annualized)/4/                                       1.64%
------------------------------------------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from September 30 to March 31.
/2/ The Fund changed its fiscal year-end from December 31 to September 30.
/3/ This class of shares was redesignated from Class S to Class B on November 8,
    1999.
/4/ During each period, various fees and expenses were waived and reimbursed.

30  Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
           March 31,          March 31,         March 31,        Sept. 30,          Dec. 31,
             1999               1998             1997/1/          1996/3/             1995
---------------------------------------------------------------------------------------------------------
          $     1.00          $   1.00          $   1.00          $   1.00          $   1.00


                0.04              0.04              0.02              0.03              0.03
                0.00              0.00              0.00              0.00              0.00

                0.04              0.04              0.02              0.03              0.03


               (0.04)            (0.04)            (0.02)            (0.03)            (0.03)
                0.00              0.00              0.00              0.00              0.00

               (0.04)            (0.04)            (0.02)            (0.03)            (0.03)

          $     1.00          $   1.00          $   1.00          $   1.00          $   1.00

                4.10%             4.37%             2.02%             3.03%             2.73%


          $1,158,589          $951,172          $707,781          $699,231          $618,899


                1.42%             1.42%             1.43%             1.42%             1.43%

                4.01%             4.28%             4.02%             3.98%             4.40%


                1.62%             1.62%             1.56%             1.55%             1.53%
---------------------------------------------------------------------------------------------------------

                                              Money Market Funds Prospectus   31

National Tax-Free Money Market Fund
--------------------------------------------------------------------------------

         Investment Objective
         The National Tax-Free Money Market Fund seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

         -----------------------------------------------------------------------

         Investment Strategies
         We invest 100% of our assets in short-term municipal instruments, including leases. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We invest at least 80% of net assets in instruments with interest exempt from federal income tax and the federal AMT, and up to 20% of net assets in instruments with interest income subject to federal income and federal AMT.

         -----------------------------------------------------------------------

         Permitted Investments
         Under normal market conditions, we invest:

         . at least 80% of net assets in instruments with interest exempt from Federal income tax and the Federal AMT;

         . up to 20% of net assets in instruments whose income may be subject to Federal income tax and the Federal AMT; and

         .   up to 35% of total assets in issuers located in a single state.

         We may invest more than 25% of our total assets in industrial development bonds and in participation interests in these securities.

         -----------------------------------------------------------------------

         Important Risk Factors
         Although we seek to maintain a $1.00 per share NAV, there is no guarantee that we will be able to do so. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Increased investment in the securities of issuers in a single state increases the Fund's exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

         Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

         Please remember that some securities in the portfolio may be subject to federal taxes.

         You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 40; and the specific risks listed here. They are all important to your investment choice.

32   Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

National Tax-Free Money Market Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.


   FOR A SHARE OUTSTANDING

                                                                                    CLASS A SHARES--COMMENCED
                                                                                    ON JANUARY 7, 1988
                                                                                    ------------------------------------------------
                                                                                            March 31,
   For the period ended:                                                                     2000/1/
                                                                                    ------------------------------------------------
   Net asset value beginning of period                                                 $       1.00

   Income from investment operations:
     Net investment income (loss)                                                              0.03
     Net realized and unrealized gain (loss) on investments                                    0.00

   Total from investment operations                                                            0.03

   Less distributions:
     Dividends from net investment income                                                     (0.03)
     Capital contribution from advisor                                                         0.00

   Total from distributions                                                                   (0.03)

   Net asset value, end of period                                                      $       1.00

   Total return (not annualized)                                                               2.84%

   Ratios/supplemental data:
     Net assets, end of period (000s)                                                  $    324,452

   Ratios to average net assets (annualized):
     Ratio of expenses to average net assets                                                   0.65%
     Ratio of net investment income (loss) to
          average net assets                                                                   2.96%

   Ratio of expenses to average net assets prior to
     waived fees and reimbursed expenses (annualized)/1/                                       0.87%
------------------------------------------------------------------------------------------------------------------------------------

/1/ During each period, various fees and expenses were waived and reimbursed. /2/ The Fund changed its fiscal year from May 31 to March 31.

34  Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
            May 31,            May 31,           May 31,          May 31,            May 31,
             1999               1998              1997             1996                1995
---------------------------------------------------------------------------------------------------------
          $     1.00          $   1.00          $   1.00          $   1.00          $   1.00


                0.03              0.03              0.03              0.03              0.03
                0.00              0.00              0.00              0.00              0.00

                0.03              0.03              0.03              0.03              0.03


               (0.03)            (0.03)            (0.03)            (0.03)            (0.03)
                0.00              0.00              0.00              0.00              0.00

               (0.03)            (0.03)            (0.03)            (0.03)            (0.03)

          $     1.00          $   1.00          $   1.00          $   1.00          $   1.00

                2.76%             3.18%             3.08%             3.31%             3.13%


          $   41,174          $ 44.070          $ 54,616          $ 57,021          $ 47,424


                0.65%             0.65%             0.65%             0.65%             0.65%

                2.72%             3.13%             3.01%             3.25%             3.10%


                0.86%             0.83%             0.87%             0.88%             0.93%
---------------------------------------------------------------------------------------------------------

                                              Money Market Funds Prospectus   35

Treasury Plus Money Market Fund
--------------------------------------------------------------------------------

         Investment Objective
         The Treasury Plus Money Market Fund seeks current income and stability of principal.

         -----------------------------------------------------------------------

         Investment Strategies
         We invest in obligations issued or guaranteed by the U.S. Treasury,"plus" we also invest in repurchase agreements and other instruments collateralized or secured by U.S. Treasury obligations.

         -----------------------------------------------------------------------

         Permitted Investments
         Under normal market conditions, we invest substantially all of our assets:

         . in U.S.Treasury obligations;and

         . in repurchase agreements collateralized by U.S.Treasury obligations.

        -----------------------------------------------------------------------

         Important Risk Factors
         Although we seek to maintain a $1.00 per share NAV, there is no guarantee that we will be able to do so. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Investing in shares of other money market funds will subject the Fund to the fees charged by the other funds, which will reduce returns from these investments.

         You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 40; and the specific risks listed here. They are all important to your investment choice.

36   Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------


These tables are intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information subsequent to September 30, 1995, which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.


   FOR A SHARE OUTSTANDING

                                                                 CLASS A SHARES--COMMENCED
                                                                 ON OCTOBER 1, 1995/3/
                                                            ------------------------------------------------------------------
                                                               March 31,    March 31,    March 31,     March 31,    Sept. 30,
   For the period ended:                                         2000         1999         1998         1997/1/       1996
                                                            ------------------------------------------------------------------
   Net asset value beginning of period                      $     1.00    $   1.00     $   1.00     $  1.00      $  1.00

   Income from investment operations:
     Net investment income (loss)                                 0.04        0.05         0.05        0.02         0.05
     Net realized gain (loss) on investments                      0.00        0.00         0.00        0.00         0.00

   Total from investment operations                               0.04        0.05         0.05        0.02         0.05

   Less distributions:
     Dividends from net investment income                        (0.04)      (0.05)       (0.05)      (0.02)       (0.05)
     Distributions from net realized gain                         0.00        0.00         0.00        0.00         0.00

   Total from distributions                                      (0.04)      (0.05)       (0.05)      (0.02)       (0.05)

   Net asset value, end of period                           $     1.00    $   1.00     $   1.00     $  1.00      $  1.00

   Total return (not annualized)                                  4.20%       4.62%        5.06%       2.42%        4.95%

   Ratios/supplemental data:
     Net assets, end of period (000s)                       $1,150,181    $543,903     $381,594     $66,486      $53,706

   Ratios to average net assets (annualized):
     Ratio of expenses to average net assets                      0.65%       0.65%        0.62%       0.55%        0.55%
     Ratio of net investment income (loss) to
          average net assets                                      4.56%       4.50%        4.93%       4.81%        4.96%

   Ratio of expenses to average net assets prior to
     waived fees and reimbursed expenses (annualized)/2/          0.82%       0.79%        0.85%       0.75%        0.67%
------------------------------------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from September 30 to March 31.
/2/ During each period, various fees and expenses were waived and reimbursed. /3/ The Fund operated as a portfolio of Pacific American Funds through October
    1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund, and on September 6, 1996, the Fund was reorganized as a series of Stagecoach Funds, Inc. In conjunction with the September 6, 1996 reorganization, WFB assumed investment advisory responsibilities. Prior to April 1, 1996, First Interstate Capital Management, Inc. (FICM) served as the Fund's adviser. In connection with the merger of First Interstate Bancorp into Wells Fargo & Co. on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc., subsequently renamed Wells Capital Management Incorporated.

                                              Money Market Funds Prospectus   37

100% Treasury Money Market Fund
--------------------------------------------------------------------------------

         Investment Objective
         The 100% Treasury Money Market Fund seeks stability of principal and current income that is exempt from most state and local personal income taxes.

         -----------------------------------------------------------------------

         Investment Strategies
         We actively manage a portfolio exclusively composed of obligations issued or guaranteed by the U.S. Treasury.

         -----------------------------------------------------------------------

         Permitted Investments
         Under normal market conditions, we invest:

         .   100% of our assets in U.S.Treasury obligations.

         -----------------------------------------------------------------------

         Important Risk Factors
         Although we seek to maintain a $1.00 per share NAV, there is no guarantee that we will be able to do so. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate.

         Any capital gains realized by the Fund generally will not be exempt from state and local taxes. For more information, see "Taxes" on page 54, and the Statement of Additional Information.

         You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 40; and the specific risks listed here. They are all important to your investment choice.

38   Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------


This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.


FOR A SHARE OUTSTANDING

                                                                                           CLASS A SHARES--COMMENCED
                                                                                           ON NOVEMBER 8, 1999
                                                                                    --------------------------------
                                                                                                  March 31,
   For the period ended:                                                                             2000
                                                                                    --------------------------------
   Net asset value beginning of period                                                               $   1.00

   Income from investment operations:
     Net investment income (loss)                                                                        0.02
     Net realized gain (loss) on investments                                                             0.00

   Total from investment operations                                                                      0.02

   Less distributions:
     Dividends from net investment income                                                               (0.02)
     Distributions from net realized gain                                                                0.00

   Total from distributions                                                                             (0.02)

   Net asset value, end of period                                                                    $   1.00

   Total return (not annualized)                                                                         1,89%

   Ratios/supplemental data:
     Net assets, end of period (000s)                                                                $  2,047

   Ratios to average net assets (annualized):
     Ratio of expenses to average net assets                                                             0.65%
     Ratio of net investment income (loss) to
          average net assets                                                                             4.89%

   Ratio of expenses to average net assets prior to
     waived fees and reimbursed expenses (annualized)/1/                                                 0.82%
------------------------------------------------------------------------------------------------------------------------------------

/1/ During each period, various fees and expenses were waived and reimbursed.

                                                Money Market Funds Prospectus 39

General Investment Risks
--------------------------------------------------------------------------------


         Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

         . Unlike bank deposits, such as CDs or savings accounts,mutual funds are not insured by the FDIC.

         . We cannot guarantee that we will meet our investment objectives.In particular, we cannot guarantee that we will be able to maintain a $1.00 per share NAV.

         . We do not guarantee the performance of a Fund,nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

         . Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

         . An investment in a single Fund,by itself, does not constitute a complete investment plan.

         . The Funds may invest a portion of their assets in U.S.Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio.

         . The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

         What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

         Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

         Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

         Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value or liquidity of investments in either country.

40   Money Market Funds Prospectus

--------------------------------------------------------------------------------

     Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

     Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

     Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

     Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

     Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

     Prepayment Risk--The risk that consumers will accelerate their prepayment of mortgage loans or other receivables, which can shorten the maturity of a mortgage-backed or other asset-backed security and reduce a portfolio's rate of return.

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

     In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                              Money Market Funds Prospectus   41

General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Strategies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                                                    CALIFORNIA
                                                                                       TAX                                  MONEY
INVESTMENT PRACTICE                                         RISK                      - FREE     GOVERNMENT    MINNESTOTA   MARKET
Borrowing Policies
The ability to borrow from banks for temporary              Leverage Risk                 .           .             .           .
purposes to meet shareholder redemptions.

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either    Interest Rate and             .           .             .           .
on a schedule or when an index or benchmark changes.        Credit Risk

Foreign Securities
Dollar-denominated debt obligations of foreign              Information, Liquidity,
branches of U.S. banks or U.S. branches of foreign banks.   Political, Regulatory and                 .                         .
                                                            Diplomatic Risk

Illiquid Securities
A security that cannot be readily sold, or cannot be
readily sold without negatively affecting its fair price.   Liquidity Risk                .           .             .           .
Illiquid securities are limited to 10% of assets.

Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers      Credit,
and financial institutions to increase return on those      Counter-Party and             .           .             .           .
securities. Loans may be made in accordance with existing   Leverage Risk
Investment Strategies.

Other Mutual Funds
A pro rata portion of the other fund's expenses,            Market Risk
in addition to the expenses paid by the Funds,                                            .           .             .           .
will be borne by Fund shareholders.

Repurchase Agreements
A transaction in which the seller of a security agrees      Credit and
to buy back a security at an agreed upon time and           Counter-Party Risk                        .                         .
price, usually with interest.

                                                                                      NATIONAL
                                                                                        TAX          TREASURY      100%
INVESTMENT PRACTICE                                         RISK                       - FREE          PLUS      TREASURY
Borrowing Policies
The ability to borrow from banks for temporary              Leverage Risk                   .             .           .
purposes to meet shareholder redemptions.

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either    Interest Rate and               .             .
on a schedule or when an index or benchmark changes.        Credit Risk

Foreign Securities
Dollar-denominated debt obligations of foreign              Information, Liquidity,                       .
branches of U.S. banks or U.S. branches of foreign banks.   Political, Regulatory and
                                                            Diplomatic Risk
Illiquid Securities
A security that cannot be readily sold, or cannot be
readily sold without negatively affecting its fair price.
Illiquid securities are limited to 10% of assets.           Liquidity Risk                  .             .

Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers
and financial institutions to increase return on those      Credit,
securities. Loans may be made in accordance with existing   Counter-Party and               .             .           .
Investment Strategies.                                      Leverage Risk

Other Mutual Funds
A pro rata portion of the other fund's expenses,
in addition to the expenses paid by the Funds,              Market Risk                     .             .
will be borne by Fund shareholders.

Repurchase Agreements
A transaction in which the seller of a security agrees
to buy back a security at an agreed upon time and           Credit and
price, usually with interest.                               Counter-Party Risk                            .

42   Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds, with the exception of the Minnesota Money Market Fund, described in this Prospectus has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Wells Fargo Funds Trust Fund. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 55 identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of Wells Fargo Funds Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.


                                              BOARD OF TRUSTEES
                                      Supervises the Funds' activities
---------------------------------------------------------------------------------------------------------------------
     INVESTMENT ADVISOR                                                                   CUSTODIAN
Wells Fargo Bank, N.A.                                                      Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA                                           6th & Marquette, Minneapolis, MN
Manages the Funds' investment activities                                    Provides safekeeping for the
                                                                            Funds' assets

---------------------------------------------------------------------------------------------------------------------

                                                  INVESTMENT SUB-ADVISOR
---------------------------------------------------------------------------------------------------------------------
                                        Wells Capital Management, Incorporated
                                                    525 Market Street
                                                    San Francisco, CA
                                        Manages the Funds' investment activities
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                                   SHAREHOLDER
                                                                           TRANSFER                 SERVICING
      DISTRIBUTOR                       ADMINISTRATOR                        AGENT                    AGENTS
---------------------------------------------------------------------------------------------------------------------
Stephens Inc.                        Wells Fargo Bank, N.A.           Boston Financial Data        Various Agents
111 Center St.                       525 Market St.                   Services, Inc.
Little Rock, AR                      San Francisco, CA                Two Heritage Dr.
                                                                      Quincy, MA

Markets the Funds                    Manages the                      Maintains records            Provide
and distributes                      Funds' business                  of shares and                services to
Fund shares                          activities                       supervises the paying        customers
                                                                      of dividends
---------------------------------------------------------------------------------------------------------------------

                                     FINANCIAL SERVICES FIRMS AND SELLING AGENTS
                        Advise current and prospective shareholders on their Fund investments
---------------------------------------------------------------------------------------------------------------------

                                                   SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------

44   Money Market Funds Prospectus

--------------------------------------------------------------------------------

     In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

     The Investment Advisor
     Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of March 31, 2000, Wells Fargo Bank and its affiliates managed over $168 billion in assets. For providing these services, Wells Fargo Bank is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

     The Sub-Advisor
     Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for each of the Funds. As of March 31, 2000, WCM provided investment advice for assets aggregating in excess of $80 billion.

     The Administrator
     Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business. For providing these services Wells Fargo Bank is entitled to receive a fee of 0.15% of the average annual net assets of each Fund.

     Shareholder Servicing Plan
     We have a shareholder servicing plan for each Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays 0.25% of its average net assets.

     The Transfer Agent
     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

     Distribution Plan
     We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 of the 1940 Act for the Class B shares of the Money Market Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing Prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the distribution plan. For these services the Class B shares of the Money Market Fund pay 0.75% of its average net assets.

     These fees are paid out of the Money Market Fund's assets attributable to the Class B shares on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     Money Market Fund Class B shares are available only through certain Class B share exchanges and for direct purchase in certain accounts.

                                              Money Market Funds Prospectus   45

Your Account
--------------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account, and how to buy, sell or exchange Fund shares once your account is open.

     Pricing Fund Shares
     . As with all mutual fund investments,the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

     . We process requests to buy or sell shares of the funds each business day. Requests we receive in proper form for the Government Money Market and Money Market Funds before 3:00 p.m. (ET) generally are processed on the same day. Requests we receive in proper form for the Treasury Plus Money Market Funds before 3:00 p.m. (ET) generally are processed on the same day. Requests we receive in proper form for the National Tax-Free Money Market Fund before 12:00 noon (ET) generally are processed on the same day. For certain institutions with automated arrangements in place, requests we receive in proper form for the Treasury Plus Money Market Fund before 5:00 p.m. (ET) and for the National Tax-Free Money Market Fund before 2:00 p.m. (ET) generally are processed on the same day. Requests we receive in proper form for the 100% Treasury Money Market Fund before 1:00 p.m. (ET) generally are processed on the same day. Requests we receive in proper form for the remaining money market Funds before 12:00 noon (ET) generally are processed on the same day. Earlier purchase and redemption cutoff times may be established by your institution. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times or via the automated voice response system by 4:00 p.m. (ET) are processed the next business day.

     . We determine the NAV of each Fund's shares each business day. The Funds are open Monday through Friday, and generally are closed on federal bank holidays. We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Government Money Market and Money Market Funds at 3:00 p.m.
         (ET), of the Treasury Plus Money Market Fund at 5:00 p.m. (ET), of the National Tax-Free Money Market Fund at 2:00 p.m. (ET), of the 100% Treasury Money Market Fund at 1:00 p.m. (ET), and of all other funds at 12:00 noon (ET). Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 of the Investment Company Act of 1940. See the Statement of Additional Information for further disclosure.

     You Can Buy Fund Shares
     . By opening an account directly with the Fund (simply complete and return a Wells Fargo Funds Application with proper payment);

     .   Through a brokerage account with an approved selling agent; or

     . Through certain retirement,benefits and pension plans,or through certain packaged investment products (please see the providers of the plan for instructions).

     Minimum Investments
     .   $1,000 per Fund minimum initial investment;or

     .   $100 per Fund if you use the Systematic Purchase Program;and

     .   $100 per Fund for all investments after your initial investment.

         We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

46   Money Market Funds Prospectus

                                                               How To Buy Shares
--------------------------------------------------------------------------------

     The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.


       BY MAIL

       IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------

       . Complete a Wells Fargo Funds Application.Be sure to indicate the Fund name and the share class into which you intend to invest (If no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives you application in proper order. Failure to complete an Application properly may result in a delay in processing your request.

       . Enclose a check for at least $1,000 made out in the full name and share class of the Fund.For example,"Wells Fargo Treasury Plus Money Market Fund, Class A."

       . You may start your account with $100 if you elect the Systematic Purchase plan option on the Application.

        .  Mail to: Wells Fargo Funds              Overnight Mail Only:  Wells Fargo Funds
                    Attn: CCSU-Boston Financial                          Attn: CCSU-Boston Financial
                    PO Box 8266                                          66 Brooks Drive
                    Boston, MA 02266-8266                                Braintree, MA 02184

--------------------------------------------------------------------------------
        IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

       . Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

       .  Enclose the payment stub/card from your statement if available.

       .  Mail to:  Wells Fargo Funds
                    Attn: CCSU-Boston Financial
                    PO Box 8266
                    Boston, MA 02266-8266

                                              Money Market Funds Prospectus   47

Your Account
--------------------------------------------------------------------------------

       BY WIRE
       IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------
       . You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.

       . If you do not currently have an account, complete a Wells Fargo Funds Application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

       . Mail the completed Application. Your account will be credited on the business day that the transfer agent receives your application and funding in proper order.

       .  Overnight Application to:  Wells Fargo Funds
                                     ATTN: CCSU-Boston Financial
                                     66 Brooks Drive
                                     Braintree, MA 02184

       .  Wire money to:             State Street Bank & Trust        Attention:
                                     Boston, MA                       Wells Fargo Funds (Name
                                                                      of Fund and Share Class)
                                     Bank Routing Number:
                                     ABA 011-000028                   Account Name:
                                                                      (Registration Name
                                     Wire Purchase Account Number:    Indicated on Application)
                                     9905-437-1

     ---------------------------------------------------------------------------
       IF YOU ARE BUYING ADDITIONAL SHARES:
     ---------------------------------------------------------------------------

     . Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

     .  Wire money to:               State Street Bank & Trust        Attention:
                                     Boston, MA                       Wells Fargo Funds (Name
                                                                      of Fund and Share Class)
                                     Bank Routing Number:
                                     ABA 011 000028                   Account Name:
                                                                      (Registration Name
                                     Wire Purchase Account Number:    Indicated on Account)
                                     9905-437-1

48   Money Market Funds Prospectus

                                                               How To Buy Shares
--------------------------------------------------------------------------------

       BY PHONE

       IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------
       . You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account.

       Call Investor Services and instruct the representative to either:

       .  transfer at least $1,000 from a linked settlement account, or

       . exchange at least $1,000 worth of shares from an existing Wells Fargo Fund. Please see the "How to Exchange Shares" section for special rules.

       .  Call: 1-800-222-8222, option 0

     ---------------------------------------------------------------------------
       IF YOU ARE BUYING ADDITIONAL SHARES:
     ---------------------------------------------------------------------------

       Call Investor Services and instruct the representative to either:

       .  transfer at least $100 from a linked settlement account, or

       .  exchange at least $100 worth of shares from another Wells Fargo Fund.

       .  Call: 1-800-222-8222, option 0

                                              Money Market Funds Prospectus   49

Your Account
--------------------------------------------------------------------------------

         The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

           BY MAIL

           IF YOU ARE SELLING SHARES FOR THE FIRST TIME:
         -----------------------------------------------------------------------
           . Write a "Letter of Instruction" stating your name, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

           . Make sure all the account owners sign the request exactly as their names appear on the account application.

           . You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

           . Signature Guarantees are required for mailed redemption requests over $50,000, or if the address on your account was changed within the last 30 days. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.

           .   Mail to:                Wells Fargo Funds
                                       Attn: CCSU-Boston Financial
                                       PO Box 8266
                                       Boston, MA 02266-8266

           BY PHONE

           . Call Investor Services to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number. Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

           . You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

           . Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

           . Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

           . Telephone requests are not accepted if the address on your account was changed by phone in the last 30 days.

           Call: 1-800-222-8222, option 0

50   Money Market Funds Prospectus

                                                              How To Sell Shares
--------------------------------------------------------------------------------

           BY CHECK

           . Checking-writing privileges are available to clients of certain broker/dealers with shareholder servicing agreements. State Street Bank and Trust Company (the "Bank") will provide shareholders of Class A shares upon request, with forms of checks drawn on the Bank. Checks may be payable in any amount not less than $500. Shareholders wishing to avail themselves of this redemption by check privilege must so elect on their Account Application Form and must execute signature cards (for additional information, see the reverse side of the signature card). Additional documentation will be required from corporations, partnerships, fiduciaries or other institutional investors. All checks must be signed by the shareholder(s) of record exactly as the account is registered before the Bank will honor them. The shareholders of joint accounts may authorize each shareholder to redeem by check. Shareholders who purchase shares by check (including certified checks or cashiers checks) may write checks against those shares only after they have been on the Fund's books for 15 days. When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares will be redeemed to cover the amount of the check. If the amount of the check is greater than the value of the shares held in the shareholders' account, the check will be returned unpaid, and the shareholder may be subject to extra charges. The check may not draw on month-to-date dividends which have been declared but not distributed. Checks should not be used to close a Fund account because when the check is written, the shareholder will not know the exact total value of the account on the day the check clears. There is presently no charge to the shareholder for the maintenance of this special checking account or for the clearance of any checks, but the Trust reserves the right to impose such charges or to modify or terminate the redemption by check privilege at any time.

           .   Call: 1-800-222-8222, option 0, to order checks.

           GENERAL NOTES FOR SELLING SHARES

           . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times listed in the "Pricing Fund Shares" section are processed on the same business day.

           . Your redemptions of Money Market Fund Class B shares are net of any applicable CDSC.

           . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

           . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or Systematic Purchase Plan have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

           . Generally, we pay redemption requests in cash,unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                                              Money Market Funds Prospectus   51

Your Account                                              How to Exchange Shares
--------------------------------------------------------------------------------


         Exchanges between Wells Fargo Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

         . You should carefully read the Prospectus for the Fund into which you wish to exchange.

         . If you exchange between a money market fund and a Fund with a sales load, you will buy shares at the Public Offering Price ("POP") of the new Fund and a sales load may be assessed.

         . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

         . Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

         . Exchanges from any share class to a money market fund can only be re-exchanged for the original share class.

         . In order to discourage excessive fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders.

         . You may exchange shares of the Funds for Class A, Class B or Class C shares of a non-money market fund.

         . Exchanges between Class B shares and the Wells Fargo Money Market Fund Class B shares will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.

         Generally, we will notify you up to 60 days in advance of any changes in your exchange privileges.

52   Money Market Funds Prospectus

Additional Services and Other Information
--------------------------------------------------------------------------------


         Automatic Programs
         These programs help you conveniently purchase and/or redeem shares each month. Once you select a Plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic withdrawal may only be processed on or about the 25th day of the month. Call Investor Services at 1-800-222-8222, option 0, for more information.

         . Systematic Purchase Plan--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase, and specify an amount of at least $100.

         . Systematic Exchange Plan--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

         . Systematic Withdrawal Plan--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

             .  must have a Fund account valued at $10,000 or more;

             .  must have your distributions reinvested; and

             .  may not simultaneously participate in the Systematic Purchase
                Plan.

         It generally takes about ten days to establish a Plan once we have received your instructions. It generally takes about five days to change or cancel participation in a Plan. We automatically cancel your program if the linked bank account you specified is closed.

         Dividend and Capital Gain Distributions
         The Funds in this Prospectus declare dividends daily, pay dividends monthly and make any capital gain distributions at least annually.

         We offer the following distribution options:

         . Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

         . Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

         . Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically re-invested.

                                              Money Market Funds Prospectus   53

Additional Services and Other Information
--------------------------------------------------------------------------------

         . Directed Distribution Purchase Option--Lets you buy shares of a different Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

         Class B Share CDSC Reductions
         Deferred sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of deferred sales charges is included in the SAI. Please consult your financial advisor or Wells Fargo Funds for assistance.

         Taxes
         The following discussion regarding federal and state income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the material federal and state income tax considerations affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning. You should consult your tax advisor with respect to your specific tax situation, including the federal, state, local and foreign tax consequences to you of an investment in a Fund. Please see the Statement of Additional Information for a further discussion of federal and state income tax considerations.

         We will pass on to you substantially all of a Fund's net investment income and capital gains. Distributions of the California Tax-Free Money Market, Minnesota Money Market and National Tax-Free Money Market Funds' net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal alternative minimum tax. Distributions of the California Tax-Free Money Market Fund's net interest income from California state and municipal tax-exempt securities will not be subject to California individual income tax, although a portion of such distributions could be subject to the California alternative minimum tax. Distributions of the Minnesota Money Market Fund's net interest income from Minnesota state and municipal tax-exempt securities will not be subject to Minnesota state income tax, although a portion of such distributions could be subject to the Minnesota alternative minimum tax. Distributions of net investment income from these funds attributable to other sources, net investment income from the Government Money Market Fund, Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund attributable to all sources and net short-term capital gain of all of the Funds generally will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain generally will be taxable to you as net capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income. Distributions from the 100% Treasury Money Market Fund will be exempt in most jurisdictions from state and local income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.

         Any taxable distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. However, distributions declared in October, November and December of one year and paid in January of the following year will be taxable to you as if they were paid on December 31 of the first year. At the end of every year, we will notify you of the status of your distributions for the year.

         Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

         As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

54   Money Market Funds Prospectus

Table of Predecessors
--------------------------------------------------------------------------------

     The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by Norwest Investment Management, Inc., into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

     Each Fund is an accounting survivor of a former Stagecoach Funds, Inc. or Norwest Advantage Funds fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund are the performance histories and financial highlights of the predecessor fund.

          Wells Fargo Funds Trust                      Predecessor Fund
          California Tax-Free Money Market Fund        Stagecoach California Tax-Free Money Market Fund
          Government Money Market Fund                 Norwest Advantage U.S. Government Fund
          Minnesota Money Market Fund                  N/A
          Money Market Fund                            Stagecoach Money Market Fund
          National Tax-Free Money Market Fund          Norwest Advantage Municipal Money Market Fund
          Treasury Plus Money Market Fund              Stagecoach Treasury Plus Money Market Fund
          100% Treasury Money Market Fund              Norwest Advantage Treasury Fund

                                             Money Market Funds Prospectus    55

Glossary
--------------------------------------------------------------------------------


We provide the           ACH
following definitions    Refers to the "Automated Clearing House" system
to assist you in         maintained by the Federal Reserve Bank which allows
reading this             banks to process checks, transfer funds and perform
Prospectus. For a        other tasks.
more complete
understanding of         Asset-Backed Securities
these terms you          Securities consisting of an undivided fractional
should consult your      interest in pools of consumer loans, such as car loans
financial adviser.       or credit card debt, or receivables held in trust.

                         Business Day
                         Generally, Monday through Friday with the exception of any federal bank holiday.

                         Commercial Paper
                         Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

                         Current Income
                         Earnings in the form of dividends or interest as opposed to capital growth.

                         Debt Securities
                         Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

                         Derivatives
                         Securities whose values are derived in part from the value of another security or index. An example is a mortgage-backed security.

                         Distributions
                         Dividends and/or capital gains paid by a Fund on its shares.

                         Diversified
                         A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund's total assets. A non-diversified fund is not required to comply with these investment policies.

                         Dollar-Denominated
                         Securities issued by foreign banks, companies or governments in U.S. dollars.

                         FDIC
                         The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

                         FHLMC
                         FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

                         FNMA
                         FNMA securities are known as "Fannie Maes" and are issued by the Federal National Mortgage Association.

56   Money Market Funds Prospectus

--------------------------------------------------------------------------------


     GNMA
     GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

     Illiquid Security
     A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

     Liquidity
     The ability to readily sell a security at a fair price.

     Money Market Instruments
     High-quality short-term instruments meeting the requirements of Rule 2a-7 of the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

     Moody's
     A nationally recognized ratings organization.

     Municipal Obligations
     Debt obligations of a state or local government entity. The funds may support general governmental needs or special projects. Virtually all municipal obligations are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

     Nationally Recognized Rating Organization ("NRRO")
     A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

     Net Asset Value ("NAV")
     The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

     Preservation of Capital
     The attempt by a fund's manager to defend against drops in the net asset value of fund shares in order to preserve the initial investment.

     Principal Stability
     The degree to which shares prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value.

     Repurchase Agreement
     An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

     Selling Agent
     A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

     Shareholder Servicing Agent
     Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

     Signature Guarantee
     A guarantee given by a financial institution that has verified the identity of the maker of the signature.

                                             Money Market Funds Prospectus    57

Glossary
--------------------------------------------------------------------------------


     S&P
     Standard and Poor's, a nationally recognized ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

     Statement of Additional Information
     A document that supplements the disclosure made in the Prospectus.

     Taxpayer Identification Number
     Usually the social security number for an individual or the Employer Identification Number for a corporation.

     U.S. Government Obligations
     Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     Weighted Average Maturity
     The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

     Zero Coupon Securities
     Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

58   Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

     YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

     STATEMENT OF ADDITIONAL INFORMATION
     supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

     ANNUAL/SEMI-ANNUAL REPORTS
     provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

     THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

     Call: 1-800-222-8222; option 1, option 5

     WRITE TO:
     Wells Fargo Funds
     PO Box 8266
     Boston, MA 02266-8266; or

     Visit the SEC's website at http://www.sec.gov

     REQUEST COPIES FOR A FEE BY WRITING TO:
     SEC Public Reference Room
     Washington, DC 20549-6009; or
     by electronic request at publicinfo@sec.gov
     Call: 1-800-SEC-0330 for details

     ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR SPECIFIC PRODUCT GROUP AT WELLS FARGO BANK:

     Wells Fargo Checking and Savings - 1-800-869-3557
     Next Stage IRA or Stagecoach IRA - 1-800-237-8472
     Wells Fargo Portfolio Advisor - 1-877-689-7882

                                                                      WELLS
                                                                      FARGO

                                                                      FUNDS



                                                       -------------------------
                                                                  PROSPECTUS
                                                       -------------------------

California Tax-Free Money Market Trust
Money Market Trust
National Tax-Free Money Market Trust

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Trust
WELLS FARGO MONEY
MARKET TRUST FUNDS

                                                                     AUGUST 1
                                                                            2000

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Table of Contents                                            Money Market Trusts
--------------------------------------------------------------------------------


Overview                                  Objectives and Principal Strategies                 4
                                          Summary of Important Risks                          6
This section contains important           Performance History                                 8
summary information about the             Summary of Expenses                                12
Funds.                                    Key Information                                    14

-----------------------------------------------------------------------------------------------
The Funds                                 California Tax-Free Money Market Trust             16
                                          Money Market Trust                                 18
This section contains important           National Tax-Free Money Market Trust               20
information about the individual          General Investment Risks                           22
Funds.                                    Organization and Management
                                            of the Funds                                     26

-----------------------------------------------------------------------------------------------
Your Investment                           Your Account                                       28
                                            How to Buy Shares                                29
Turn to this section for                    How to Sell Shares                               29
information on how to open an
account and how to buy and sell
Fund shares.

-----------------------------------------------------------------------------------------------
Reference                                 Other Information                                  30
                                          Table of Predecessors                              31
Look here for additional                  Glossary                                           32
information and term
definitions.

Wells Fargo Money Market Trusts Overview
--------------------------------------------------------------------------------
See the individual Funds descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the Glossary.

--------------------------------------------------------------------------------
  FUND                          OBJECTIVE
--------------------------------------------------------------------------------
  California Tax-Free Money     Seeks current income exempt from federal income
  Market Trust                  tax and California personal income tax, while
                                preserving capital and liquidity.

  Money Market Trust            Seeks current income, while preserving capital
                                and liquidity.

  National Tax-Free Money       Seeks current income exempt from federal income
  Market Trust                  tax, while preserving capital and liquidity.

4    Money Market Trusts Prospectus

--------------------------------------------------------------------------------
     PRINCIPAL STRATEGY
--------------------------------------------------------------------------------

     We invest in high-quality, short-term California municipal securities.

     We invest primarily in high-quality money market instruments.

     We invest primarily in high-quality, short-term municipal securities.

                                              Money Market Trust Prospectus    5

Summary of Important Risks
--------------------------------------------------------------------------------


This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in:

 .  the individual Fund Descriptions later in this Prospectus;
 . under the "General Investment Risks" section beginning on page 22; and . in the Fund's Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each of the Funds seeks to maintain a stable Net Asset Value ("NAV") of $1.00 per share, there is no assurance it will be able to do so, and it is possible to lose money by investing in a Fund.

The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

The California Tax-Free Money Market Trust is considered to be non-diversified according to the Investment Company Act of 1940. The majority of the issuers of the securities in the Fund's portfolio are located within the state of California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. All other Funds in the Prospectus are considered to be diversified.

--------------------------------------------------------------------------------
 FUND-SPECIFIC RISKS
--------------------------------------------------------------------------------

 California Tax-Free Money Market Trust
 Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. For example, a significant portion of California's economic production centers around the technology industry. A downturn in the technology industry may have a disproportionate impact on California municipal obligations. In addition, we may invest up to 25% or more of our assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

6    Money Market Trust Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Performance History
--------------------------------------------------------------------------------

     The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns from inception, one- and five-year periods (as applicable) are compared to the performance of an appropriate broad-based index.

     Please remember that past performance is no guarantee of future results.

     California Tax-Free Money Market Trust Calendar Year Returns (%)*

          '98              '99
          3.03             2.84

     Best Qtr.: Q2 '98 . 0.84%     Worst Qtr.: Q1 '99 . 0.62%

     * The Trust's year-to-date performance through March 31, 2000 was 0.71%. To obtain a current 7-day yield for the Trust, call toll-free 1-800-222-8222.

          Average annual total return (%)
          for the period ended 12/31/99

                                                                                         Since
                                                                      1 year          Inception
          California Tax-Free Money Market Trust (Incept. 5/5/97)      2.84              3.05
          MFR Tax-Free Institutional Money Market Funds Average        2.91              3.12

8  Money Market Trusts Prospectus

--------------------------------------------------------------------------------

     Money Market Trust Calendar Year Returns (%)*

     '91       '92        '93       '94       '95       '96       '97         '98         '99
     5.50      3.42       2.82      4.15      5.86      5.41      5.57        5.51        5.17

     Best Qtr.: Q1 '91 . 1.54%          Worst Qtr.: Q2 '93 . 0. 68%

     * The Trust's year-to-date performance through March 31, 2000 was 1.45%. To obtain a current 7-day yield for the Trust, call toll-free 1-800-222-8222.


          Average annual total return (%)

                                                                                 Since
          for the period ended 12/31/99              1 year      5 years       Inception
          Money Market Trust (Incept. 9/17/90)        5.17         5.50           4.90

          MFR Taxable Institutional
          Money Market Funds Average                  4.81         5.23           4.85

                                               Money Market Trusts Prospectus  9

Performance History
--------------------------------------------------------------------------------

     National Tax-Free Money Market Trust Calendar Year Returns (%)*

                  '98         '99
                  3.29        3.09

     Best Qtr.: Q2 '98 . 0.87%     Worst Qtr.: Q1 '99 . 0.67%

     * The Trust's year-to-date performance through March 31, 2000 was 0.87%. To obtain a current 7-day yield for the Trust, call toll-free 1-800-222-8222.

          Average annual total return (%)

                                                                                            Since
          for the period ended 12/31/99                                   1 year          Inception
          National Tax-Free Money Market Trust (Incept. 11/10/97)          3.09              3.22
          MFR Tax-Free Institutional Money Market Funds Average            2.91              3.05

10  Money Market Trusts Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Money Market Trusts
--------------------------------------------------------------------------------

  These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.

--------------------------------------------------------------------------------
  SHAREHOLDER FEES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      All Funds
--------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                          None

  Maximum deferred sales charge (load) (as a percentage of
  the lower of the NAV at purchase or the NAV at redemption)             None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                             California Tax-Free                                       National Tax-Free
                                             Money Market Trust          Money Market Trust            Money Market Trust
---------------------------------------------------------------------------------------------------------------------------
  Management Fees                                   0.00%                       0.00%                         0.00%
  Distribution (12b-1) Fees                         0.00%                       0.00%                         0.00%
  Other Expenses/1/                                 0.23%                       0.21%                         0.27%
---------------------------------------------------------------------------------------------------------------------------
  TOTAL ANNUAL FUND OPERATING EXPENSES              0.23%                       0.21%                         0.27%
---------------------------------------------------------------------------------------------------------------------------
  Fee Waivers                                       0.03%                       0.01%                         0.07%
---------------------------------------------------------------------------------------------------------------------------
  NET EXPENSES/2/                                   0.20%                       0.20%                         0.20%
----------------------------------------------------------------------------------------------------------------------------

  /1/ Other expenses are based on estimated amounts for the current fiscal year as a result of various contract changes that became effective on November 8, 1999.
  /2/ The Advisor has committed through July 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

12   Money Market Trusts Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

  ------------------------------------------------------------------------------
  EXAMPLE OF EXPENSES
  ------------------------------------------------------------------------------

  This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.
  You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

 ---------------------------------------------------------------------------------------------------
                            California Tax-Free                                  National Tax-Free
                            Money Market Trust         Money Market Trust        Money Market Trust
 ---------------------------------------------------------------------------------------------------
   1 YEAR                          $ 20                       $ 20                      $ 20
   3 YEARS                         $ 71                       $ 67                      $ 80
   5 YEARS                         $126                       $117                      $145
  10 YEARS                         $290                       $267                      $336
 ---------------------------------------------------------------------------------------------------

                                            Money Market Trusts Prospectus    13

Key Information
--------------------------------------------------------------------------------

    Important information you should look for as you decide to invest in a Fund:
    The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

    ----------------------------------------------------------------------------
    Investment Objective and Investment Strategies
    The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objectives and strategies descriptions for each Fund tell you:

    .  what the Fund is trying to achieve;

    .  how we intend to invest your money; and

    . what makes a Fund different from the other Funds offered in this Prospectus.

    ----------------------------------------------------------------------------
    Permitted Investments
    A summary of the Fund's key permitted investments and practices.

    ----------------------------------------------------------------------------
    Important Risk Factors
    Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

    Words appearing in italicized print and highlighted in color are defined in the Glossary.

14    Money Market Trusts Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

California Tax-Free Money Market Trust
--------------------------------------------------------------------------------

     Investment Objective
     The California Tax-Free Money Market Trust seeks high current income exempt from federal income tax and California personal income tax, while preserving capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies
     We actively manage a portfolio of bonds, notes and commercial paper issued by or on behalf of the State of California, its cities, municipalities, political subdivisions and other public authorities. The Fund invests in high-quality, short-term U.S. dollar-denominated money market instruments, primarily municipal obligations.

     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal market conditions, we invest:

     . at least 80% of net assets in municipal obligations that provide income exempt from federal income tax and federal alternative minimum tax ("AMT"); and

     . at least 65% of total assets in municipal obligations that pay interest exempt from California personal income taxes, although it is our intention to invest substantially all of our assets in such obligations.

     ---------------------------------------------------------------------------

     Important Risk Factors
     The Fund is considered to be non-diversified according to the Investment Company Act of 1940. The majority of the issuers of the securities in the Fund's portfolio are located within the state of California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

     Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. For example, a significant portion of California's economic production centers around the technology industry. A downturn in the technology industry may have a disproportionate impact on California municipal obligations. In addition, we may invest up to 25% or more of our assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

     Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

     There is no guarantee that we will be able to maintain a $1.00 per share NAV. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

     You should consider the "Summary of Important Risks" section of page 6; the "General Investment Risks" section beginning on page 22; and the specific risks listed here. They are all important to your investment choice.

16 Money Market Trusts Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                                                                             COMMENCED ON MAY 5, 1997
                                                                             ----------------------------------------
                                                                             March 31,       March 31,      March 31,
For the period ended:                                                          2000            1999           1998
                                                                             ----------------------------------------
Net asset value, beginning of period                                         $   1.00        $   1.00       $   1.00

Income from investment operations:
   Net investment income (loss)                                                  0.03            0.03           0.03

Less distributions:
   Dividends from net investment income                                         (0.03)          (0.03)         (0.03)

Net asset value, end of period                                               $   1.00        $   1.00       $   1.00

Total return (not annualized)                                                    2.93%           2.93%          2.94%

Ratios/supplemental data:
   Net assets, end of period (000s)                                          $540,704        $549,289       $636,441

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                                       0.20%           0.20%          0.20%
   Ratio of net investment income (loss) to average net assets                   2.89%           2.91%          3.18%

Ratio of expenses to average net assets prior to                                 0.67%           0.91%          0.85%
   waived fees and reimbursed expenses (annualized)/1/

--------------------------------------------------------------------------------
/1/ During each period, various fees were waived and reimbursed.

                                               Money Market Trusts Prospectus 17

Money Market Trust
--------------------------------------------------------------------------------

     Investment Objective
     The Money Market Trust seeks current income and stability of principal.

     ---------------------------------------------------------------------------

     Investment Strategies
     The Fund pursues its objectives by investing in high-quality U.S. dollar-denominated money market instruments.

     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal market conditions, we invest:
     ------------------------------------------

     .    at least 80% of total assets in high-quality, short-term instruments
     -------------------------------------------------------------------------
          of domestic and foreign issuers; and
          ------------------------------------

     .    more than 25% of total assets in the obligations of banks, broker
     ----------------------------------------------------------------------
          dealers, insurance companies and other financial entities, their
          ----------------------------------------------------------------
          holding companies and their subsidiaries.
          ----------------------------------------

     ---------------------------------------------------------------------------

     Important Risk Factors
     There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 22; and the specific risks listed here. They are all important to your investment choice.

18 Money Market Trusts Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.


FOR A SHARE OUTSTANDING

                                                    COMMENCED ON SEPTEMBER 17, 1990
                                                    --------------------------------------------------------------------------------
                                                    March 31,  March 31,  March 31,  March 31,    Sept. 30,    Sept. 30    May 31,
     For the period ended:                            2000       1999       1998        1997        1996       1995/1/      1995
                                                    --------------------------------------------------------------------------------
     Net asset value, beginning of period           $   1.00   $   1.00   $   1.00    $   1.00    $     1.00    $   1.00   $   1.00

     Income from investment operations:
        Net investment income (loss)                    0.05       0.05       0.05        0.03          0.05        0.02       0.05

     Less distributions:
        Dividends from net investment income           (0.05)     (0.05)     (0.05)      (0.03)        (0.05)      (0.02)     (0.05)

     Net asset value, end of period                 $   1.00   $   1.00   $   1.00    $   1.00    $     1.00    $   1.00   $   1.00

     Total return (not annualized)                      5.43%      5.35%      5.62%       2.66%         5.43%       1.91%      5.05%

     Ratios/supplemental data:
        Net assets, end of period (000s)            $713,278   $471,923   $630,770    $807,003    $1,143,767    $286,863   $290,483

     Ratios to average net assets (annualized):
        Ratio of expenses to average net assets         0.20%      0.20%      0.20%       0.20%         0.18%       0.19%      0.17%

     Ratio of net investment income (loss)
        to average net assets                           5.35%      5.20%      5.46%       5.28%         5.33%       5.70%      5.06%

     Ratio of expenses to average net assets
        prior to waived fees and reimbursed
        expenses (annualized)/2/                        0.48%      0.61%      0.61%       0.61%         0.55%       1.11%      1.07%

--------------------------------------------------------------------------------
/1/  The Fund changed its fiscal year-end from May 31 to September 30.

/2/  During each period, various fees were waived and reimbursed.

                                               Money Market Trusts Prospectus 19

National Tax-Free Money Market Trust
--------------------------------------------------------------------------------

     Investment Objective
     The National Tax-Free Money Market Trust seeks a high level of income exempt from federal income tax, while preserving capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies
     We invest 100% of our assets in short-term municipal instruments, including leases. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We invest at least 80% of net assets in instruments with interest exempt from federal income tax and the federal AMT, and up to 20% of net assets in instruments with interest income subject to federal income and federal AMT.

     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal market conditions, we invest:

     . at least 80% of net assets in instruments with interest exempt from federal income tax and the federal AMT;

     . up to 20% of net assets in instruments whose income may be subject to federal income tax and the federal AMT; and

     .    up to 35% of total assets in issuers located in a single state.

     We may also invest up to 25% of total assets in industrial development bonds and in participation interests in these securities.

     ---------------------------------------------------------------------------

     Important Risk Factors
     Although we seek to maintain a $1.00 per share NAV, there is no guarantee that we will be able to do so. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Increased investment in the securities of issuers in a single state increases the Fund's exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

     Up to 25% or more of our assets invested in municipal obligations may be related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

     Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

     Please remember that some securities in the portfolio may be subject to federal taxes.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 22; and the specific risks listed here. They are all important to your investment choice.

20 Money Market Trusts Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.


     FOR A SHARE OUTSTANDING

                                                                  COMMENCED ON NOVEMBER 10, 1997
                                                                  -------------------------------------------
                                                                  March 31,      March 31,      March 31,
     For the period ended:                                          2000           1999            1998
                                                                  -------------------------------------------
     Net asset value, beginning of period                         $   1.00      $   1.00          $   1.00

     Income from investment operations:
        Net investment income (loss)                                  0.03          0.03              0.01

     Less distributions:
        Dividends from net investment income                         (0.03)        (0.03)            (0.01)

     Net asset value, end of period                               $   1.00      $   1.00          $   1.00

     Total return (not annualized)                                    3.30%         3.16%             1.30%

     Ratios/supplemental data:
        Net assets, end of period (000s)                          $269,943      $233,546          $229,447

     Ratios to average net assets (annualized):
        Ratio of expenses to average net assets                       0.20%         0.20%             0.20%
        Ratio of net investment income (loss) to
          average net assets                                          3.27%         3.09%             3.32%

     Ratio of expenses to average net assets prior to waived
        fees and reimbursed expenses (annualized)/1/                  0.52%         0.68%             0.63%

--------------------------------------------------------------------------------
/1/  During each period, various fees were waived and reimbursed.

                                               Money Market Trusts Prospectus 21

General Investment Risks
--------------------------------------------------------------------------------

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

     . We cannot guarantee that we will meet our investment objectives. In particular, we cannot guarantee that we will be able to maintain a $1.00 per share NAV.

     . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

     . Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

     . An investment in a single Fund, by itself, does not constitute a complete investment plan.

     . The Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio.

     . The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

     What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

     Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

22 Money Market Trusts Prospectus

--------------------------------------------------------------------------------

     Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

     Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

     Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

     Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

     Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

     In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                               Money Market Trusts Prospectus 23

General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Strategies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.
Remember, each Fund is designed to meet different investment needs and objectives.

                                                                                      CALIFORNIA        MONEY      NATIONAL
                                                                                       TAX-FREE        MARKET      TAX-FREE
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                RISK
---------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow from banks for temporary           Leverage Risk                    .               .             .
purposes to meet shareholder redemptions.

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted        Interest Rate and                .               .             .
either on a schedule or when an index or benchmark       Credit Risk
changes.

Foreign Securities
Dollar-denominated debt obligations of foreign           Information, Liquidity,
branches of U.S. banks or U.S. branches of               Political, Regulatory and                        .
foreign banks.                                           Diplomatic Risk

Illiquid Securities
A security that cannot be readily sold, or cannot be     Liquidity Risk                   .               .             .
readily sold without negatively affecting its fair
price. Illiquid securities are limited to 10% of assets.

Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers   Credit, Counter-Party and
and financial institutions to increase return on         Leverage Risk                    .               .             .
those securities. Loans may be made in accordance
with existing Investment Strategies.

Other Mutual Funds
A pro rata portion of the other fund's expenses, in      Market Risk                      .               .             .
addition to the expenses paid by the Funds, will be
borne by Fund shareholders.

Repurchase Agreements
A transaction in which the seller of a security agrees   Credit and                                       .
to buy back a security at an agreed upon time and        Counter-Party Risk
price, usually with interest.

24   Money Market Trusts Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Organization and Management of the Funds
-------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus has succeeded to the assets and operations of one Stagecoach Fund. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Wells Fargo Funds Trust Fund. The succession transactions were approved by the shareholders of the Stagecoach Funds. The Table on page 31 identifies the Stagecoach Fund predecessors to the Funds.

The Board of Trustees of Wells Fargo Funds Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.

---------------------------------------------------------------------------------------------------------
                                            BOARD OF TRUSTEES
---------------------------------------------------------------------------------------------------------
                                    Supervises the Funds' activities
---------------------------------------------------------------------------------------------------------
                     INVESTMENT ADVISOR                                         CUSTODIAN
---------------------------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.                          Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA               6th & Marquette, Minneapolis, MN
Manages the Funds'investment activities         Provides safekeeping for the Funds'assets
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                         INVESTMENT SUB-ADVISOR
---------------------------------------------------------------------------------------------------------
                                 Wells Capital Management, Incorporated
                                             525 Market St.
                                            San Francisco, CA
                                Manages the Funds' investment activities
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                                          SHAREHOLDER
                                                                 TRANSFER                  SERVICING
     DISTRIBUTOR                  ADMINISTRATOR                   AGENT                     AGENTS
---------------------------------------------------------------------------------------------------------
  Stephens Inc.                   Wells Fargo Bank, N.A.   Boston Financial Data         Various Agents
  111 Center St.                  525 Market St.           Services, Inc.
  Little Rock, AR                 San Francisco, CA        Two Heritage Dr.
                                                           Quincy, MA

  Markets the Funds               Manages the              Maintains records                 Provide
  and distributes                 Funds'business           of shares and                     services to
  Fund shares                     activities               supervises the payment            customers
                                                           of dividends
---------------------------------------------------------------------------------------------------------
                               FINANCIAL SERVICES FIRMS AND SELLING AGENTS
---------------------------------------------------------------------------------------------------------
                  Advise current and prospective shareholders on their Fund investments
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                              SHAREHOLDERS
---------------------------------------------------------------------------------------------------------

26   Money Market Trusts Prospectus

--------------------------------------------------------------------------------

     In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

     The Investment Advisor
     Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of March 31, 2000, Wells Fargo Bank and its affiliates managed over $168 billion in assets. Wells Fargo Bank does not receive a fee for providing these services.

     The Sub-Advisor
     Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for each of the Funds. As of March 31, 2000, WCM provided investment advice for assets aggregating in excess of $80 billion.

     The Administrator
     Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of 0.15% of the average annual net assets of each Fund.

     The Transfer Agent
     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

                                               Money Market Trusts Prospectus 27

     Your Account
     ---------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

     Pricing Fund Shares
     . As with all mutual fund investments,the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

     . We determine the NAV of each Fund's shares each business day.The Funds are open Monday through Friday, and generally are closed on federal bank holidays. We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. We determine the NAV for the Money Market Trust at 12:00 noon (Pacific time)/2:00 p.m. (Central time), and for the other Funds at 9:00 a.m. (Pacific time)/11:00 a.m. (Central time). Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 of the Investment Company Act of 1940. See the Statement of Additional Information for further disclosure.

     . We process requests to buy or sell shares of the funds each business day.Requests we receive in proper form for each Fund except the Money Market Trust generally are processed at 9:00 a.m. (Pacific time)/11:00 a.m. (Central time) on the same day. Requests we receive in proper form for the Money Market Trust generally are processed at 12:00 noon (Pacific time)/2:00 p.m. (Central time), on the same day. Earlier purchase and redemption cut off times may be established by your Institution. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times are processed the next business day.

     Minimum Investments
     . Trust shares have no minimum initial or subsequent investment requirement,but must be purchased only within certain trust accounts.

28   Money Market Trusts Prospectus

--------------------------------------------------------------------------------

     How to Buy Shares
     You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing Institutional shares of the Funds should contact an account representative at their Institution and should understand the following:

     . Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

     . Institutions are usually the holders of record of Institutional shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

     . Institutions are responsible for transmitting their customers'purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

     . The exercise of voting rights and the delivery of shareholder communications from the Fund is governed by the terms of the Customer Account involved; and

     . Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds.

     How to Sell Shares
     Institutional shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

     ---------------------------------------------------------------------------
     GENERAL NOTES FOR SELLING SHARES
     ---------------------------------------------------------------------------

     . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times listed in the "Pricing Fund Shares" section are processed on the same business day. Redemption proceeds are usually wired to the redeeming Institution the following business day.

     . Redemption proceeds are usually wired to the redeeming Institution the following business day.

     . If you purchased shares through a packaged investment product or retirement plan,read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally,we pay redemption requests in cash,unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                                               Money Market Trusts Prospectus 29

Other Information
--------------------------------------------------------------------------------

     Dividend and Capital Gain Distributions
     The Funds in this Prospectus declare dividends daily, pay dividends monthly, and make any capital gain distributions at least annually.

     Taxes
     The following discussion regarding federal income and California personal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the material federal and state income tax considerations affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning. You should consult your tax advisor with respect to your specific tax situation, including the federal, state, local and foreign tax consequences to you of an investment in a Fund. Please see the Statement of Additional Information for a further discussion of Federal and California personal income tax considerations.

     We will pass on to you substantially all of a Fund's net investment income and capital gains. Distributions of the California Tax-Free Money Market and National Tax-Free Money Market Trusts' net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal alternative minimum tax. Distributions of the California Tax-Free Money Market Trust's net interest income from California state and municipal tax-exempt securities will not be subject to California individual income tax, although a portion of such distributions could be subject to the California alternative minimum tax. Distributions of net investment income from the California Tax-Free Money Market Trust and National Tax-Free Money Market Trust attributable to other sources and net short-term capital gain of all of the Funds generally will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain generally will be taxable to you as net capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income.

     Distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. However, distributions declared in October, November and December of one year and paid in January of the following year will be taxable to you as if they were paid on December 31 of the first year. At the end of every year, we will notify you of the status of your distributions for the year.

     Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

     As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

30   Money Market Trusts Prospectus

Table of Predecessors
--------------------------------------------------------------------------------

  The Funds in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by Norwest Investment Management, Inc., into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

  Each Fund is an accounting survivor of a former Stagecoach Funds, Inc. fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund are the performance histories and financial highlights of the predecessor fund.

    Wells Fargo Funds Trust                       Predecessor Funds
    California Tax-Free Money Market Trust        Stagecoach California Tax-Free Money Market Trust

    Money Market Trust                            Stagecoach Money Market Trust

    National Tax-Free Money Market Trust          Stagecoach National Tax-Free Money Market Trust

                                               Money Market Trusts Prospectus 31

Glossary
--------------------------------------------------------------------------------

We provide the            ACH
following definitions     Refers to the "Automated Clearing House" system
to assist you in          maintained by the Federal Reserve Bank which allows
reading this              banks to process checks, transfer funds and perform
Prospectus. For a         other tasks.
more complete
understanding of          Asset-Backed Securities
these terms you           Securities consisting of an undivided fractional
should consult your       interest in pools of consumer loans, such as car
financial advisor.        loans or credit card debt, or receivables held in
                          trust. Business Day Generally, Monday through Friday with the exception of any federal bank holiday.

                          Commercial Paper
                          Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

                          Current Income
                          Earnings in the form of dividends or interest as opposed to capital growth.

                          Debt Securities
                          Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage-and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

                          Derivatives
                          Securities whose values are derived in part from the value of another security or index. An example is a mortgage-backed security. Distributions Dividends and/or capital gains paid by a Fund on its shares.

                          Diversified
                          A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund's total assets. A non-diversified fund is not required to comply with these investment policies.

                          Dollar-Denominated
                          Securities issued by foreign banks, companies or governments in U.S. dollars.

                          FDIC
                          The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

                          FHLMC
                          FHLMC securities are commonly known as "Freddie
                          Mac" and are issued by the Federal Home Loan Mortgage Corporation.

                          FNMA
                          FNMA securities are known as "Fannie Maes" and are issued by the Federal National Mortgage Association.

32   Money Market Trusts Prospectus

--------------------------------------------------------------------------------

     GNMA
     GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

     Illiquid Security
     A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

     Institution
     An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions.

     Liquidity
     The ability to readily sell a security at a fair price.

     Money Market Instruments
     High-quality short-term instruments meeting the requirements of Rule 2a-7 of the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

     Municipal Obligations
     Debt obligations of a state or local government entity. The funds may support general governmental needs or special projects. Virtually all municipal obligations are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

     Nationally Recognized Rating Organization ("NRRO")
     A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

     Net Asset Value ("NAV")
     The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

     Preservation of Capital
     The attempt by a fund's manager to defend against drops in the net asset value of fund shares in order to preserve the initial investment.

     Principal Stability
     The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value.

     Repurchase Agreement
     An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

     Selling Agent
     A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

     Statement of Additional Information
     A document that supplements the disclosure made in the Prospectus.

     U.S. Government Obligations
     Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     Weighted Average Maturity
     The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

                                               Money Market Trusts Prospectus 33

                                              This page intentionally left blank
--------------------------------------------------------------------------------

                                              This page intentionally left blank
--------------------------------------------------------------------------------

YOU MAY WISH TO VIEW THE FOLLOWING DOCUMENT:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222; option 4

WRITE TO:
Wells Fargo Funds PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room Washington, DC 20549-6009; or by electronic request at publicinfo@sec.gov Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR SPECIFIC PRODUCT GROUP AT WELLS FARGO BANK:

Wells Fargo Checking and Savings - 1-800-869-3557 Next Stage IRA or Stagecoach IRA - 1-800-237-8472 Wells Fargo Portfolio Advisor - 1-877-689-7882

                   P012 ICA Reg. No. 811-09253 (updated 8/00)

                                                     [LOGO OF WELLS FARGO FUNDS]

Institutional Class
WELLS FARGO MONEY
MARKET FUNDS

                                                                  --------------
                                                                      PROSPECTUS
                                                                  --------------

Cash Investment Money Market Fund

National Tax-Free Institutional Money Market Fund

Treasury Plus Institutional Money Market Fund

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                                   AUGUST 1 2000

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Table of Contents                                             Money Market Funds
--------------------------------------------------------------------------------
Overview
This section contains important         Objectives and Principal Strategies    4
summary information about the           Summary of Important Risks             6
Funds.                                  Performance History                    7
                                        Summary of Expenses                   10
                                        Key Information                       12

--------------------------------------------------------------------------------
The Funds                               Cash Investment Money Market Fund     14
This section contains important         National Tax-Free Institutional
information about the individual         Money Market Fund                    16
Funds.                                  Treasury Plus Institutional
                                         Money Market Fund                    18
                                        General Investment Risks              20
                                        Organization and Management
                                         of the Funds                         24

--------------------------------------------------------------------------------
Your Investment                         Your Account                          26
Turn to this section for                How to Buy Shares                     27
information on how to open an           How to Sell Shares                    28
account and how to buy, sell and        How to Exchange Shares                29
exchange Fund shares.

--------------------------------------------------------------------------------
Reference                               Other Information                     30
Look here for additional                Table of Predecessors                 31
information and term                    Glossary                              32
definitions.

Money Market Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the Glossary.

--------------------------------------------------------------------------------
  FUND                             OBJECTIVE
--------------------------------------------------------------------------------
  Cash Investment Money            Seeks current income, while preserving
  Market Fund                      capital and liquidity.

  National Tax-Free
  Institutional Money              Seeks current income exempt from federal
  Market Fund                      income taxes, while preserving capital and
                                   liquidity.

  Treasury Plus Institutional
  Money Market Fund                Seeks current income, while preserving
                                   capital and liquidity.

4    Money Market Funds Prospectus

--------------------------------------------------------------------------------
  PRINCIPAL STRATEGY
--------------------------------------------------------------------------------

  We invest primarily in high-quality money market instruments.

  We invest primarily in high-quality, short-term municipal securities.

  We invest primarily in obligations issued or guaranteed by the U.S. Treasury, including repurchase agreements.

                                              Money Market Funds Prospectus    5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in:

 . the individual Fund Descriptions later in this Prospectus;

 . under the "General Investment Risks" section beginning on page 20; and

 . in the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each of the Funds seeks to maintain a stable Net Asset Value ("NAV") of $1.00 per share, there is no assurance it will be able to do so, and it is possible to lose money by investing in a Fund.

The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

6    Money Market Funds Prospectus

Performance History
--------------------------------------------------------------------------------

     The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods are compared to the performance of an appropriate broad-based index (or indexes).

     Please remember that past performance is no guarantee of future results.

     Treasury Plus Institutional Money Market Fund Institutional Class Calendar Year Returns (%)*

                                    [GRAPH]

     1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
     7.75    5.65    3.32    2.80    3.84    5.49    5.23    5.35    5.23    4.78

     Best Qtr.: Q2 '90 . 1.92%     Worst Qtr.: Q2 '93 . 0.69%

     * The Fund's year-to-date performance through March 31, 2000 was 1.32%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

     Average annual total return (%)

     for the period ended 12/31/99                1 year    5 years   10 years

     Institutional Class (Incept. 8/11/95)/1/      4.78      5.22       4.94

     MFR Taxable Institutional
     Money Market Funds Average                    4.81      5.23       5.08

     /1/ Performance shown for periods prior to the inception of the Institutional Class shares reflects the performance of the predecessor portfolio's Class A shares, which incepted October 1, 1985.

                                              Money Market Funds Prospectus    7

Performance History
--------------------------------------------------------------------------------

     Cash Investment Money Market Fund Institutional Class Calendar Year Returns (%)*

                                    [GRAPH]

     1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
     8.18    6.06    3.79    3.18    3.84    5.75    5.21    5.36    5.32    4.92

     Best Qtr.: Q2 '90 . 2.01%     Worst Qtr.: Q1 '94 . 0.74%

     * The Institutional Class has been in operation for less than one calendar year, therefore performance shown reflects the performance of the Service Class shares. The Institutional Class shares' year-to-date performance through March 31, 2000 was 1.46%.
       To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

     Average annual total return (%)

     for the period ended 12/31/99                1 year    5 years   10 years

     Institutional Class (Incept. 11/8/99)/1/      4.92      5.31       5.15

     MFR Taxable Institutional
     Money Market Funds Average                    4.81      5.23       5.08

     /1/ The Institutional Class has been in operation for less than one calendar year, therefore performance shown for this class reflects the performance of the Service Class shares. The Service Class shares are subject to fees and expenses that do not apply to the Institutional Class shares. If these expense adjustments were reflected in the performance calculations, performance shown would be greater.

8    Money Market Funds Prospectus

     National Tax-Free Institutional Money Market Fund Institutional Class Calendar Year Returns (%)*

                                    [GRAPH]

     1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
     5.48    4.07    2.51    2.07    2.72    3.74    3.28    3.40    3.19    2.91

     Best Qtr.: Q4 '90 . 1.38%     Worst Qtr.: Q1 '93 . 0.47%

     * Performance shown reflects the performance of the Service Class shares. The Institutional Class shares' year-to-date performance through March 31, 2000 was 0.84%.
       To obtain a current 7-day yield for the Fund, call toll free 1-800-222-8222.

     Average annual total return (%)

     for the period ended 12/31/99                1 year    5 years   10 years

     Institutional Class (Incept. 11/8/99)/1/      2.91      3.30       3.33

     MFR Tax-Free Institutional Money
     Market Funds Average                          2.91      3.22       3.36

     /1/ Performance shown for this class reflects the performance of the Service Class shares. The Service Class shares are subject to fees and expenses that do not apply to the Institutional Class shares. If these expense adjustments were reflected in the performance calculations, performance shown would be greater.

                                              Money Market Funds Prospectus    9

Money Market Funds
--------------------------------------------------------------------------------

  These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.

--------------------------------------------------------------------------------
  SHAREHOLDER FEES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       All Funds
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                      None

Maximum deferred sales charge (load) (as a percentage of
the lower of the NAV at purchase or the NAV at redemption)               None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                            National Tax-Free         Treasury Plus
                                         Cash Investment   Institutional Money      Institutional Money
                                        Money Market Fund      Market Fund             Market Fund
-------------------------------------------------------------------------------------------------------
  Management Fees                              0.10%              0.10%                  0.10%
  Distribution (12b-1) Fees                    0.00%              0.00%                  0.00%
  Other Expenses/1/                            0.20%              0.21%                  0.21%
-------------------------------------------------------------------------------------------------------
  TOTAL ANNUAL FUND OPERATING EXPENSES         0.30%              0.31%                  0.31%
-------------------------------------------------------------------------------------------------------
  Fee Waivers                                  0.05%              0.01%                  0.06%
-------------------------------------------------------------------------------------------------------
  NET EXPENSES/2/                              0.25%              0.30%                  0.25%
-------------------------------------------------------------------------------------------------------

/1)/ Other expenses are based on estimated amounts for the current fiscal year as a result of various contract changes that became effective on November 8, 1999.
/2/ The Advisor has committed through July 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

10   Money Market Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

  This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

  You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                     National Tax-Free       Treasury Plus
                Cash Investment     Institutional Money    Institutional Money
               Money Market Fund        Market Fund           Market Fund
               -----------------------------------------------------------------
1 YEAR              $ 26                   $ 31                   $ 26
3 YEARS             $ 91                   $ 99                   $ 94
5 YEARS             $164                   $173                   $168
10 YEARS            $376                   $392                   $387
--------------------------------------------------------------------------------

                                             Money Market Funds Prospectus    11

Key Information
--------------------------------------------------------------------------------

     Important information you should look for as you decide to invest in a
     Fund:
     The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

     ---------------------------------------------------------------------------

     Investment Objective and Investment Strategies
     The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objectives and strategies descriptions for each Fund tell you:

     . what the Fund is trying to achieve;

     . how we intend to invest your money; and

     . what makes a Fund different from the other Funds offered in this Prospectus.

     ---------------------------------------------------------------------------

     Permitted Investments
     A summary of the Fund's key permitted investments and practices.

     ---------------------------------------------------------------------------

     Important Risk Factors
     Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

     Words appearing in italicized print and highlighted in color are defined in the Glossary.

12   Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Cash Investment Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The Cash Investment Money Market Fund seeks high current income, preservation of capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies
     We invest in a broad spectrum of high-quality money market instruments. These include commercial paper, negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly owned banking-related subsidiaries of foreign banks. We limit our investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion, or the equivalent in other currencies.

     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal market conditions, we invest:

     . at least 80% of total assets in high-quality, short-term instruments of domestic and foreign issuers;

     . more than 25% of total assets in the obligations of banks, broker dealers, insurance companies and other financial entities, their holding companies and their subsidiaries; and

     . up to 25% of total assets in foreign investments.

     ---------------------------------------------------------------------------

     Important Risk Factors
     Although we seek to maintain a $1.00 per share NAV, there is no guarantee that we will be able to do so. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Securities of U.S. branches of foreign banks and foreign branches of U.S. banks are subject to additional risks, such as political turmoil, the imposition of foreign withholding taxes, and the establishment of exchange controls or the adoption of other foreign governmental restrictions that may affect the payment of principal and/or interest on these securities.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 20; and the specific risks listed here. They are all important to your investment choice.

14   Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

--------------------------------------------------------------------------------
  FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------
                                                                       March 31,
  For the period ended:                                                 2000/1/
                                                                   -------------
  Net asset value, beginning of period                             $     1.00

  Income from investment operations:
    Net investment income (loss)                                         0.02
    Net realized and unrealized gain (loss)
      on investments                                                     0.00

  Total from investment operations                                       0.02

  Less distributions:
    Dividends from net investment income                                (0.02)
    Distributions from net realized gain                                 0.00

  Total from distributions                                              (0.02)

  Net asset value, end of period                                   $    1 .00

  Total return (not annualized)                                          2.29%

  Ratios/supplemental data:
    Net assets, end of period (000s)                               $2,116,276

  Ratios to average net assets (annualized):
    Ratio of expenses to average net assets                              0.25%
    Ratio of net investment income (loss) to
      average net assets                                                 5.77%

  Ratio of expenses to average net assets prior to
    waived fees and reimbursed expenses (annualized)/2/                  0.30%
--------------------------------------------------------------------------------

/1/ This class of shares commenced operations on November 8, 1999. /2/ During each period, various fees were waived and reimbursed.

                                             Money Market Funds Prospectus    15

National Tax-Free Institutional Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The National Tax-Free Institutional Money Market Fund seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Policies
     We invest 100% of our assets in short-term municipal obligations, including leases. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We invest at least 80% of net assets in instruments with interest exempt from federal income tax and the federal AMT. We may invest up to 20% of net assets in securities that pay interest income subject to federal income tax and the federal AMT.

     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal market conditions, we invest:

     . at least 80% of net assets in instruments with interest exempt from federal income tax and the federal AMT;

     . up to 20% of net assets in instruments whose income may be subject to federal income tax and the federal AMT; and

     . up to 35% of total assets in issuers located in a single state.

     We may invest more than 25% of total assets in industrial development bonds and in participation interests in these securities.

     ---------------------------------------------------------------------------

     Important Risk Factors
     Although we seek to maintain a $1.00 per share NAV, there is no guarantee that we will be able to do so. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Increased investment in the securities of issuers in a single state increases the Fund's exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

     Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

     Please remember that some securities in the portfolio may be subject to federal taxes.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 20; and the specific risks listed here. They are all important to your investment choice.

16   Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

--------------------------------------------------------------------------------
  FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------
                                                                       March 31,
  For the period ended:                                                 2000/1/
                                                                      ----------
  Net asset value, beginning of period                                  $ 1.00

  Income from investment operations:
    Net investment income (loss)                                          0.01
    Net realized and unrealized gain (loss)
      on investments                                                      0.00

  Total from investment operations                                        0.01

  Less distributions:
    Dividends from net investment income                                 (0.01)
    Distributions from net realized gain                                  0.00

  Total from distributions                                               (0.01)

  Net asset value, end of period                                        $ 1.00

  Total return (not annualized)                                           1.36%

  Ratios/supplemental data:
    Net assets, end of period (000s)                                    $23,141

  Ratios to average net assets (annualized):
    Ratio of expenses to average net assets                               0.30%
    Ratio of net investment income (loss) to
      average net assets                                                  3.43%

  Ratio of expenses to average net assets prior to
    waived fees and reimbursed expenses (annualized)/2/                   0.31%
--------------------------------------------------------------------------------

/1/ This class of shares commenced operations on November 8, 1999. /2/ During each period, various fees were waived and reimbursed.

                                             Money Market Funds Prospectus    17

Treasury Plus Institutional Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The Treasury Plus Institutional Money Market Fund seeks current income and stability of principal.

     ---------------------------------------------------------------------------

     Investment Policies
     We invest in obligations issued or guaranteed by the U.S. Treasury, and in repurchase agreements and other instruments collateralized or secured by U.S. Treasury obligations.

     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal market conditions, we invest substantially all of our assets:

     . in U.S.Treasury obligations; and

     . in repurchase agreements collateralized by U.S. Treasury obligations.

     ---------------------------------------------------------------------------

     Important Risk Factors
     Although we seek to maintain a $1.00 per share NAV, there is no guarantee that we will be able to do so. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Investing in shares of other money market funds with substantially similar objectives and investment policies will subject the Fund to the fees charged by the other Funds, which will reduce returns from these investments.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 20; and the specific risks listed here. They are all important to your investment choice.

18   Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

----------------------------------------------------------------------------------------------------------------------
  FOR A SHARE OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                March 31,   March 31,   March 31,   March 31,   Sept. 30,    Sept. 30,
 For the period ended:                           2000         1999        1998       1997/1/       1996       1995/2/
                                                ----------------------------------------------------------------------
 Net asset value, beginning of period           $   1.00   $   1.00     $   1.00    $   1.00     $   1.00    $  1.00

 Income from investment operations:
   Net investment income (loss)                     0.05       0.05         0.05        0.03         0.05       0.01
   Net realized and unrealized gain (loss)
     on investments                                 0.00       0.00         0.00        0.00         0.00       0.00

 Total from investment operations                   0.05       0.05         0.05        0.03         0.05       0.01

 Less distributions:
   Dividends from net investment income            (0.05)     (0.05)       (0.05)      (0.03)       (0.05)     (0.01)
   Distributions from net realized gain             0.00       0.00         0.00        0.00         0.00       0.00

 Total from distributions                          (0.05)     (0.05)       (0.05)      (0.03)       (0.05)     (0.01)

 Net asset value, end of period                 $   1.00   $   1.00     $   1.00    $   1.00     $   1.00    $  1.00

 Total return (not annualized)                      4.98%      5.04%        5.41%       2.58%        5.26%      5.51%

 Ratios/supplemental data:
   Net assets, end of period (000s)             $390,592   $493,987     $501,494    $449,647     $540,689    $36,443

 Ratios to average net assets (annualized):
   Ratio of expenses to average net assets          0.25%      0.25%        0.25%       0.25%        0.25%      0.26%
   Ratio of net investment income (loss) to
     average net assets                             4.81%      4.92%        5.28%       5.11%        5.21%      5.42%

 Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses (annualized)/3/                         0.40%      0.41%        0.40%       0.39%        0.59%      0.69%
----------------------------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from September 30 to March 31. /2/ This class of shares commenced operations on August 11, 1995.
/3/ During each period, various fees were waived and reimbursed.

                                             Money Market Funds Prospectus    19

General Investment Risks
--------------------------------------------------------------------------------

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts,mutual funds are not insured by the FDIC.

     . We cannot guarantee that we will meet our investment objectives. In particular, we cannot guarantee that we will be able to maintain a $1.00 per share NAV.

     . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

     . Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

     . An investment in a single Fund, by itself, does not constitute a complete investment plan.

     . The Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio.

     . The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

     What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

20   Money Market Funds Prospectus

     Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

     Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

     Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

     Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

     Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

     Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

     In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                             Money Market Funds Prospectus    21

General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Strategies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective. Remember, each Fund is designed to meet different investment needs and objectives.

                                                                                                      NATIONAL
                                                                                        CASH          TAX-FREE        TREASURY PLUS
                                                                                     INVESTMENT     INSTITUTIONAL     INSTITUTIONAL
-----------------------------------------------------------------------------------------------------------------------------------
  INVESTMENT PRACTICE                             RISK
-----------------------------------------------------------------------------------------------------------------------------------
  Borrowing Policies
  The ability to borrow from banks for            Leverage Risk                          .                .                  .
  temporary purposes to meet shareholder
  redemptions.

  Floating and Variable Rate Debt
  Instruments with interest rates that are        Interest Rate and                      .                .                  .
  adjusted either on a schedule or when an        Credit Risk
  index or benchmark changes.

  Foreign Securities
  Dollar-denominated debt obligations             Information, Liquidity, Political,     .
  of foreign branches of U.S. banks or U.S.       Regulatory and Diplomatic Risk
  branches of foreign banks.

  Illiquid Securities
  A security that cannot be readily sold, or      Liquidity Risk                         .                .                  .
  cannot be readily sold without negatively
  affecting its fair price. Illiquid securities
  are limited to 10% of assets.

  Loans of Portfolio Securities
  The practice of loaning securities to           Credit, Counter-Party and              .                .                  .
  brokers, dealers and financial                  Leverage Risk
  institutions to increase return on those
  securities. Loans may be made
  in accordance with existing investment
  strategies.

  Other Mutual Funds
  A pro rata portion of the other fund's          Market Risk                            .                .                  .
  expenses, in addition to the expenses paid
  by the Funds, will be borne by Fund
  shareholders.

  Repurchase Agreements                                                                  .                                   .
  A transaction in which the seller of a          Credit and
  security agrees to buy back a security          Counter-Party Risk
  at an agreed upon time and price, usually
  with interest.

22   Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Wells Fargo Funds Trust Fund. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 31 identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of Wells Fargo Funds Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.

---------------------------------------------------------------------------------------------------
                                         BOARD OF TRUSTEES
---------------------------------------------------------------------------------------------------
                                 Supervises the Funds' activities
---------------------------------------------------------------------------------------------------
                                                \/
---------------------------------------------------------------------------------------------------
             INVESTMENT ADVISOR                                    CUSTODIAN
---------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                          Wells Fargo Bank Minnesota, N.A.
  525 Market St., San Francisco, CA               6th & Marquette, Minneapolis, MN
  Manages the Funds' investment activities        Provides safekeeping for the Funds' assets
---------------------------------------------------------------------------------------------------
                                                \/

--------------------------------------------------------------------------------
                            INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------
                    Wells Capital Management, Incorporated
                                525 Market St.
                               San Francisco, CA
                   Manages the Funds' investment activities
--------------------------------------------------------------------------------
                                      \/

----------------------------------------------------------------------------------------------------
                                                                                      SHAREHOLDER
                                                             TRANSFER                  SERVICING
        DISTRIBUTOR         ADMINISTRATOR                     AGENT                       AGENTS
---------------------------------------------------------------------------------------------------
  Stephens Inc.          Wells Fargo Bank, N.A.        Boston Financial Data         Various Agents
  111 Center St.         525 Market St.                Services, Inc.
  Little Rock, AR        San Francisco, CA             Two Heritage Dr.
                                                       Quincy, MA

  Markets the Funds      Manages the                   Maintains records             Provide
  and distributes        Funds' business               of shares and supervises      services to
  Fund shares            activities                    the payment of dividends      customers
---------------------------------------------------------------------------------------------------
                                                \/
---------------------------------------------------------------------------------------------------
                           FINANCIAL SERVICES FIRMS AND SELLING AGENTS
---------------------------------------------------------------------------------------------------
               Advise current and prospective shareholders on their Fund investments
----------------------------------------------------------------------------------------------------
                                                \/
----------------------------------------------------------------------------------------------------
                                           SHAREHOLDERS
----------------------------------------------------------------------------------------------------

24   Money Market Funds Prospectus

     In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

     The Investment Advisor
     Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of March 31, 2000, Wells Fargo Bank and its affiliates managed over $168 billion in assets. For providing these services, Wells Fargo Bank is entitled to receive 0.10% of each Fund's average net assets.

     The Sub-Advisor
     Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for each of the Funds. As of March 31, 2000, WCM provided investment advice for assets aggregating in excess of $80 billion.

     The Administrator
     Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of 0.15% of the average annual net assets of each Fund.

     The Transfer Agent
     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

                                             Money Market Funds Prospectus    25

Your Account
--------------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

     Pricing Fund Shares
     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

     . We process requests to buy or sell shares of the funds each business day.
       Requests we receive in proper form for the Cash Investment Money Market and Treasury Plus Institutional Money Market Funds before 3:00 p.m. (ET) generally are processed on the same day. Requests we receive in proper form for the National Tax-Free Institutional Money Market Fund before 12:00 noon (ET) generally are processed on the same day. For certain institutions with automated arrangements in place, requests we receive in proper form for the Cash Investment Money Market and Treasury Plus Institutional Money Market Funds before 5:00 p.m. (ET) and for the National Tax-Free Institutional Money Market Fund before 12:30 p.m. (ET), generally are processed on the same day. Earlier purchase and redemption cutoff times may be established by your institution. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times or via the automated voice response system by 4:00 p.m.
       (ET) are processed the next business day.

     . We determine the NAV of each Fund's shares each business day. The Funds are open Monday through Friday, and generally are closed on federal bank holidays. We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Cash Investment Money Market and Treasury Plus Institutional Money Market Funds at 5:00 p.m. (ET), and of the National Tax-Free Institutional Money Market Fund at 12:00 noon (ET). Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 of the Investment Company Act of 1940. See the Statement of Additional Information for further disclosure.

     Minimum Investments
     Institutions are required to make a minimum initial investment of $5,000,000 per Fund. There are no minimum subsequent investment requirements so long as your Institution maintains account balances at or above the minimum initial investment amount.

26   Money Market Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

     You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing Institutional shares of the Funds should contact an account representative at their Institution and should understand the following:

     . Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

     . Institutions are usually the holders of record of Institutional shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

     . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

     . The exercise of voting rights and the delivery of shareholder communications from the Fund is governed by the terms of the Customer Account involved; and

     . Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds.

                                             Money Market Funds Prospectus    27

Your Account                                                  How to Sell Shares
--------------------------------------------------------------------------------

     Institutional shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

     ---------------------------------------------------------------------------
       GENERAL NOTES FOR SELLING SHARES
     ---------------------------------------------------------------------------
     . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times listed in the "Pricing Fund Shares" section are processed on the same business day. Redemption proceeds are usually wired to the redeeming Institution the following business day.

     . Redemption proceeds are usually wired to the redeeming Institution the following business day.

     . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

28   Money Market Funds Prospectus

                                                          How to Exchange Shares
--------------------------------------------------------------------------------

     Exchanges between Wells Fargo Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

     . You should carefully read the Prospectus for the Fund into which you wish to exchange.

     . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

     . Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

     . In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders.

     . Institutional Class shares may be exchanged for other Institutional Class shares, or for Class A shares in certain qualified accounts. Contact your account representative for further details.

     Generally, we will notify you up to 60 days in advance of any changes in your exchange privileges.

                                             Money Market Funds Prospectus    29

Other Information
--------------------------------------------------------------------------------

     Dividend and Capital Gain Distributions
     The Funds in this Prospectus declare dividends daily, pay dividends monthly, and make any capital gain distributions at least annually.

     Taxes
     The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the material federal income tax considerations affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning. You should consult your tax advisor with respect to your specific tax situation, including the federal, state, local and foreign tax consequences to you of an investment in a Fund. Please see the Statement of Additional Information for a further discussion of federal personal income tax considerations.

     We will pass on to you substantially all of a Fund's net investment income and capital gains. Distributions of the National Tax-Free Institutional Money Market Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of net investment income such distributions could be subject to the federal alternative minimum tax. Distributions of the National Tax-Free Institutional Money Market Fund attributable to other sources, net investment income from the other Funds attributable to all sources and net short-term capital gain of all the Funds generally will be taxable to you as ordinary income.

     Distributions of the Funds' net long-term capital gain generally will be taxable to you as net capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income.

     Any taxable distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. However, distributions declared in October, November and December of one year and paid in January of the following year will be taxable to you as if they were paid on December 31 of the first year. At the end of every year, we will notify you of the status of your distributions for the year.

     Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

     As long as each Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

30   Money Market Funds Prospectus

Table of Predecessors
--------------------------------------------------------------------------------

     The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by Norwest Investment Management, Inc., into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

     Each Fund is an accounting survivor of a former Stagecoach Funds, Inc. or Norwest Advantage Funds fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund are the performance histories and financial highlights of the predecessor fund.

       Wells Fargo Funds Trust                              Predecessor Funds

       Cash Investment Money Market Fund                    Norwest Advantage Cash Investment Fund

       National Tax-Free Institutional Money Market Fund    Norwest Advantage Municipal Money Market Fund

       Treasury Plus Institutional Money Market Fund        Stagecoach Treasury Plus Money Market Fund

                                             Money Market Funds Prospectus    31

Glossary
--------------------------------------------------------------------------------------------------------------
We provide the           ACH
following definitions    Refers to the "Automated Clearing House" system maintained by the Federal
to assist you in         Reserve Bank which allows banks to process checks, transfer funds and perform
reading this             other tasks.
Prospectus. For a
more complete            Asset-Backed Securities
understanding of         Securities consisting of an undivided fractional interest in pools of consumer
these terms you          loans, such as car loans or credit card debt, or receivables held in trust.
should consult your
financial advisor.       Business Day
                         Generally, Monday through Friday with the exception of any federal bank holiday.

                         Current Income
                         Earnings in the form of dividends or interest as opposed to capital growth.

                         Debt Securities
                         Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

                         Derivatives
                         Securities whose values are derived in part from the value of another security or index. An example is a mortgage-backed security.

                         Distributions
                         Dividends and/or capital gains paid by a Fund on its shares.

                         Dollar-Denominated
                         Securities issued by foreign banks, companies or governments in U.S. dollars.

                         FDIC
                         The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

                         FHLMC
                         FHLMC securities are commonly known as "Freddie Mac" and are issued by the
                         Federal Home Loan Mortgage Corporation.

                         FNMA
                         FNMA securities are known as "Fannie Maes" and are issued by the Federal
                         National Mortgage Association.

                         GNMA
                         GNMA securities are commonly known as "Ginnie Maes" and are issued by the
                         Government National Mortgage Association.

                         Illiquid Security
                         A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

                         Institution
                         An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions.

32   Money Market Funds Prospectus

                         Liquidity
                         The ability to readily sell a security at a fair price.

                         Money Market Instruments
                         High-quality short-term instruments meeting the requirements of Rule 2a-7 of the
                         Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

                         Municipal Obligations
                         Debt obligations of a state or local government entity. The funds may support general governmental needs or special projects. Virtually all municipal obligations are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

                         Nationally Recognized Rating Organization ("NRRO")
                         A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

                         Net Asset Value ("NAV")
                         The value of a single fund share. It is determined by adding together all of a
                         Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

                         Repurchase Agreement
                         An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

                         Selling Agent
                         A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

                         Stability of Principal
                         The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a
                         $1.00 per share net asset value.

                         Statement of Additional Information
                         A document that supplements the disclosure made in the Prospectus.

                         U.S. Government Obligations
                         Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                         Weighted Average Maturity
                         The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

                         Zero Coupon Securities
                         Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

                                             Money Market Funds Prospectus    33

                                              This page intentionally left blank
--------------------------------------------------------------------------------

                                              This page intentionally left blank
--------------------------------------------------------------------------------

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222; option 4

WRITE TO:
Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR SPECIFIC PRODUCT GROUP AT WELLS FARGO BANK:

Wells Fargo Checking and Savings - 1-800-869-3557
Next Stage IRA or Stagecoach IRA - 1-800-237-8472
Wells Fargo Portfolio Advisor - 1-877-689-7882

     P010
 ICA Reg. No.
   811-09253        -------------------------------------------------------               [LOGO]
(updated 8/00)       NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE      Printed on Recycled Paper
                    -------------------------------------------------------

                                                     [LOGO OF WELLS FARGO FUNDS]

Service Class
WELLS FARGO MONEY
MARKET FUNDS

                                                               -----------------
                                                                      PROSPECTUS
                                                               -----------------

California Tax-Free Money Market Fund

Cash Investment Money Market Fund

Government Money Market Fund

National Tax-Free Institutional Money Market Fund

Prime Investment Money Market Fund

Treasury Plus Institutional Money Market Fund

100% Treasury Money Market Fund

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                                   AUGUST 1 2000

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Table of Contents                                                        Money Market Funds
-------------------------------------------------------------------------------------------
Overview                                Objectives and Principal Strategies               4
This section contains important         Summary of Important Risks                        6
summary information about the           Performance History                               8
Funds.                                  Summary of Expenses                              16
                                        Key Information                                  19

-------------------------------------------------------------------------------------------
The Funds                               California Tax-Free Money Market Fund            20
This section contains important         Cash Investment Money Market Fund                22
information about the individual        Government Money Market Fund                     24
Funds.                                  National Tax-Free Institutional
                                         Money Market Fund                               26
                                        Prime Investment Money Market Fund               28
                                        Treasury Plus Institutional
                                         Money Market Fund                               30
                                        100% Treasury Money Market Fund                  32
                                        General Investment Risks                         34
                                        Organization and Management
                                         of the Funds                                    37

-------------------------------------------------------------------------------------------
Your Investment                         Your Account                                     39
Turn to this section for                How to Buy Shares                                40
information on how to open an           How to Sell Shares                               43
account and how to buy, sell and        How to Exchange Shares                           45
exchange Fund shares.

-------------------------------------------------------------------------------------------
Reference                               Additional Services and
Look here for additional                 Other Information                               46
information and term                    Table of Predecessors                            48
definitions.                            Glossary                                         49

Money Market Funds Overview
--------------------------------------------------------------------------------
See the individual Funds descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the Glossary.

------------------------------------------------------------------------------------------------------------
     FUND                                 OBJECTIVE
------------------------------------------------------------------------------------------------------------
     California Tax-Free Money            Seeks current income exempt from federal income tax and California
     Market Fund                          personal income tax, while preserving capital and liquidity.

     Cash Investment Money
     Market Fund                          Seeks current income, while preserving capital and liquidity.

     Government Money Market
     Fund                                 Seeks current income, while preserving capital and liquidity.

     National Tax-Free
     Institutional Money                  Seeks current income exempt from federal income taxes, while preserving
     Market Fund                          capital and liquidity.

     Prime Investment Money
     Market Fund                          Seeks current income, while preserving capital and liquidity.

     Treasury Plus Institutional
     Money Market Fund                    Seeks current income, while preserving capital and liquidity.

     100% Treasury Money                  Seeks current income that is exempt from most state and local personal
     Market Fund                          income taxes, while preserving capital and liquidity.

4    Money Market Funds Prospectus

--------------------------------------------------------------------------------
     PRINCIPAL STRATEGY
--------------------------------------------------------------------------------

     We invest in high-quality, short-term California municipal securities.

     We invest primarily in high-quality money market instruments.

     We invest in short-term U.S. Government obligations including repurchase agreements.

     We invest primarily in high-quality, short-term municipal securities.

     We invest primarily in high-quality money market instruments.

     We invest primarily in obligations issued or guaranteed by the U.S. Treasury, including repurchase agreements.

     We invest only in obligations issued or guaranteed by the U.S. Treasury.

                                              Money Market Funds Prospectus    5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in:

 . the individual Fund Descriptions later in this Prospectus;

 . under the "General Investment Risks" section beginning on page 34; and

 . in the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each of the Funds seeks to maintain a stable Net Asset Value ("NAV") of $1.00 per share, there is no assurance it will be able to do so, and it is possible to lose money by investing in a Fund.

The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

The California Tax-Free Money Market Fund is considered to be non-diversified according to the Investment Company Act of 1940. The majority of the issuers of the securities in the Fund's portfolio are located within the state of California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. All other Funds in the Prospectus are considered to be diversified.

--------------------------------------------------------------------------------
  FUND-SPECIFIC RISKS
--------------------------------------------------------------------------------
  California Tax-Free Money Market Fund
  Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. For example, a significant portion of California's economic production centers around the technology industry. A downturn in the technology industry may have a disproportionate impact on California municipal obligations. In addition, we may invest up to 25% or more of our assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

6    Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Performance History
--------------------------------------------------------------------------------

     The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns from inception, and one-, five- and ten-year periods as applicable, are compared to the performance of an appropriate broad-based index.

     Please remember that past performance is no guarantee of future results.

     California Tax-Free Money Market Fund Service Class Calendar Year Returns (%)*

                                    [GRAPH]

     1992      1993      1994      1995      1996      1997      1998      1999
     2.81      1.89      2.28      3.23      2.76      2.92      2.61      2.42

     Best Qtr.: Q2 `95 . 0.85%     Worst Qtr.: Q1 `94 . 0.43%

     * The performance shown reflects the performance of the A shares. The Service Class Shares' year-to-date performance through March 31, 2000 was 0.66%.
       To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

       Average annual total return (%)
                                                                   Since
       for the period ended 12/31/99         1 year    5 years   Inception

       Service Class (Incept. 11/8/99)/1/     2.42       2.79      2.62

       MFR Tax-Free Retail Money
       Market Funds Average                   2.64       2.96      2.70

     /1/ Performance shown reflects the performance of the A shares.

8    Money Market Funds Prospectus

     Cash Investment Money Market Fund Service Class Calendar Year Returns (%)*

                                    [GRAPH]

     1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
     8.78    6.06    3.79    3.18    3.84    5.75    5.21    5.36    5.32    4.92

     Best Qtr.: Q2 `90 . 2.01%     Worst Qtr.: Q1 `94 . 0.74%

     * The Fund's year-to-date performance through March 31, 2000 was 1.40%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

       Average annual total return (%)

       for the period ended 12/31/99         1 year    5 years   10 years

       Service Class (Incept. 10/14/87)       4.92       5.31      5.15

       MFR Taxable Institutional
       Money Market Funds Average             4.81       5.23      5.08

                                                    Money Market Prospectus    9

Performance History
--------------------------------------------------------------------------------

     Government Money Market Fund Service Class Calendar Year Returns (%)*

                                    [GRAPH]

     1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
     7.87    5.78    3.49    2.98    3.80    5.51    5.01    5.16    5.07    4.72

     Best Qtr.: Q2 `90 . 1.94%     Worst Qtr.: Q2 `93 . 0.72%

     * The Fund's year-to-date performance through March 31, 2000 was 1.34%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

       Average annual total return (%)

       for the period ended 12/31/99         1 year    5 years   10 years

       Service Class (Incept. 11/16/87)       4.72       5.10      4.93

       MFR Taxable Institutional
       Money Market Funds Average             4.81       5.23      5.08

10   Money Market Funds Prospectus

     National Tax-Free Institutional Money Market Fund Service Class Calendar Year Returns (%)*

                                    [GRAPH]

     1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
     5.48    4.07    2.51    2.07    2.72    3.74    3.28    3.40    3.19    3.20

     Best Qtr.: Q4 `90 . 1.38%     Worst Qtr.: Q1 `93 . 0.47%

     * The Fund's year-to-date performance through March 31, 2000 was 0.81%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

      Average annual total return (%)

      for the period ended 12/31/99          1 year    5 years   10 years

      Service Class (Incept. 8/3/93)/1/       2.91      3.30       3.33

      MFR Tax-Free Institutional
      Money Market Funds Average              2.91      3.22       3.36

     /1/ Performance shown for periods prior to the inception of the Service
         Class shares reflects the performance of the predecessor portfolio's Class A shares, which incepted January 1, 1988.

                                                   Money Market Prospectus    11

Performance History
--------------------------------------------------------------------------------

     Prime Investment Money Market Fund Calendar Year Returns (%)*

                                    [GRAPH]

                                     1999
                                     4.85

     Best Qtr.: Q4 `99 . 1.30%     Worst Qtr.: Q2 `99 . 1.12%

     * The Fund's year-to-date performance through March 31, 2000 was 1.37%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

       Average annual total return (%)

                                                         Since
       for the period ended 12/31/99         1 year    Inception

       Service Class (Incept. 9/2/98)         4.85       4.90

       MFR Taxable Institutional
       Money Market Funds Average             4.81       5.04

12   Money Market Funds Prospectus

     Treasury Plus Institutional Money Market Fund Service Class Calendar Year Returns (%)*

                                    [GRAPH]

     1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
     7.75    5.65    3.32    2.80    3.84    5.56    5.00    5.14    5.02    4.57

     Best Qtr.: Q2 `90 . 1.92%     Worst Qtr.: Q2 `93 . 0.69%

     * The Fund's year-to-date performance through March 31, 2000 was 1.27%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

       Average annual total return (%)

       for the period ended 12/31/99         1 year    5 years   10 years

       Service Class (Incept. 10/1/85)        4.57      5.06       4.86

       MFR Taxable Institutional
       Money Market Funds Average             4.81      5.23       5.08

                                             Money Market Funds Prospectus    13

Performance History
--------------------------------------------------------------------------------

     100% Treasury Money Market Fund Service Class Calendar Year Returns (%)*

                                    [GRAPH]

     1991    1992    1993    1994    1995    1996    1997    1998    1999
     5.79    3.45    2.78    3.63    5.29    4.83    4.95    4.80    4.43

     Best Qtr.: Q1 `91 . 1.60%     Worst Qtr.: Q1 `94 . 0.68%

     * The Fund's year-to-date performance through March 31, 2000 was 1.27%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

       Average annual total return (%)

                                                                   Since
       for the period ended 12/31/99         1 year    5 years   Inception

       Service Class (Incept. 12/03/90)       4.43       4.86      4.46

       MFR Taxable Institutional
       Money Market Funds Average             4.81       5.23      5.08

14   Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Money Market Funds
--------------------------------------------------------------------------------

  These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund Shares.

-----------------------------------------------------------------------------------------------------------
  SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------
                                                                                          All Funds

 -----------------------------------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                                       None

  Maximum deferred sales charge (load) (as a percentage of the lower of
  the NAV at purchase or the NAV at redemption)                                             None
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  California Tax-Free
                                                   Money Market Fund
--------------------------------------------------------------------------------
     Management Fees                                     0.30%
     Distribution (12b-1) Fees                           0.00%
     Other Expenses/1/                                   0.21%
--------------------------------------------------------------------------------
     TOTAL ANNUAL FUND OPERATING EXPENSES                0.51%
--------------------------------------------------------------------------------
     Fee Waivers                                         0.06%
--------------------------------------------------------------------------------
     NET EXPENSES/2/                                     0.45%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  Prime Investment
                                                  Money Market Fund
--------------------------------------------------------------------------------
     Management Fees                                     0.10%
     Distribution (12b-1) Fees                           0.00%
     Other Expenses/1/                                   0.56%
--------------------------------------------------------------------------------
     TOTAL ANNUAL FUND OPERATING EXPENSES                0.66%
--------------------------------------------------------------------------------
     Fee Waivers                                         0.11%
--------------------------------------------------------------------------------
     NET EXPENSES/2/                                     0.55%
--------------------------------------------------------------------------------

/1/ Other expenses are based on estimated amounts for the current fiscal year as a result of various contract changes that became effective on November 8, 1999.
/2/ The Advisor has committed through July 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

16   Money Market Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                                                 National Tax-Free
                Cash Investment            Government              Institutional
               Money Market Fund        Money Market Fund        Money Market Fund
----------------------------------------------------------------------------------
                      0.10%                    0.35%                    0.10%
                      0.00%                    0.00%                    0.00%
                      0.45%                    0.22%                    0.47%
----------------------------------------------------------------------------------
                      0.55%                    0.57%                    0.57%
----------------------------------------------------------------------------------
                      0.07%                    0.07%                    0.12%
----------------------------------------------------------------------------------
                      0.48%                    0.50%                    0.45%
----------------------------------------------------------------------------------

-------------------------------------------------------------
                 Treasury Plus
                 Institutional            100% Treasury
               Money Market Fund        Money Market Fund
-------------------------------------------------------------
                      0.10%                    0.35%
                      0.00%                    0.00%
                      0.46%                    0.20%
-------------------------------------------------------------
                      0.56%                    0.55%
-------------------------------------------------------------
                      0.10%                    0.09%
-------------------------------------------------------------
                      0.46%                    0.46%
-------------------------------------------------------------

                                             Money Market Funds Prospectus    17

Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------

          California Tax-Free       Cash Investment            Government
           Money Market Fund       Money Market Fund        Money Market Fund
--------------------------------------------------------------------------------
 1 YEAR           $ 46                    $ 49                     $ 51
 3 YEARS          $158                    $169                     $176
 5 YEARS          $279                    $300                     $311
10 YEARS          $635                    $683                     $707
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          National Tax-Free                                   Treasury Plus
            Institutional           Prime Investment          Institutional
          Money Market Fund        Money Market Fund        Money Market Fund
--------------------------------------------------------------------------------
 1 YEAR          $ 46                     $ 56                     $ 47
 3 YEARS         $171                     $200                     $169
 5 YEARS         $306                     $357                     $303
10 YEARS         $702                     $812                     $692
--------------------------------------------------------------------------------

-----------------------------

            100% Treasury
          Money Market Fund
-----------------------------
 1 YEAR          $ 47
 3 YEARS         $167
 5 YEARS         $298
10 YEARS         $681
-----------------------------

18   Money Market Funds Prospectus

Key Information
--------------------------------------------------------------------------------

     Important information you should look for as you decide to invest in a
     Fund:
     The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

     ---------------------------------------------------------------------------

     Investment Objective and Investment Strategies
     The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objectives and strategies descriptions for each Fund tell you:

     . what the Fund is trying to achieve;

     . how we intend to invest your money; and

     . what makes a Fund different from the other Funds offered in this Prospectus.

     ---------------------------------------------------------------------------

     Permitted Investments
     A summary of the Fund's key permitted investments and practices.

     ---------------------------------------------------------------------------

     Important Risk Factors
     Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

     Words appearing in italicized print and highlighted in color are defined in the Glossary.

                                             Money Market Funds Prospectus    19

California Tax-Free Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The California Tax-Free Money Market Fund seeks a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies
     We actively manage a portfolio of bonds, notes and commercial paper issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. The Fund invests in high-quality, short-term, U.S. dollar-denominated money market instruments, primarily municipal obligations.

     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal market conditions, we invest:

     . at least 80% of net assets in municipal obligations that provide income exempt from federal income and alternative minimum taxes; and

     . at least 65% of our assets in municipal obligations that pay interest exempt from California personal income taxes, although it is our intention to invest substantially all of our assets in such obligations.

     ---------------------------------------------------------------------------

     Important Risk Factors
     The Fund is considered to be non-diversified according to the Investment Company Act of 1940. The majority of the issuers of the securities in the Fund's portfolio are located within the state of California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

     Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. For example, a significant portion of California's economic production centers around the technology industry. A downturn in the technology industry may have a disproportionate impact on California municipal obligations. In addition, we may invest up to 25% or more of our assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

     Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

     There is no guarantee that we will be able to maintain a $1.00 per share NAV. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 34; and the specific risks listed here. They are all important to your investment choice.

20   Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

--------------------------------------------------------------------------------------------------
  FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------------------------
                                                                      SERVICE CLASS SHARES--
                                                                      COMMENCED ON
                                                                      NOVEMBER 8, 1999
                                                                      ----------------------------
                                                                                 May 31,
  For the period ended:                                                           2000
                                                                      ----------------------------
  Net asset value, beginning of period                                           $  1.00

  Income from investment operations:
   Net investment income (loss)                                                     0.01
   Net realized gain (loss) on investments                                          0.00

  Total from investment operations                                                  0.01

  Less distributions:
   Dividends from net investment income                                            (0.01)
   Distributions from net realized gain                                             0.00

  Total from distributions                                                         (0.01)

  Net asset value, end of period                                                 $  1.00

  Total return (not annualized)                                                     1.10%

  Ratios/supplemental data:
   Net assets, end of period (000s)                                              $75,697

  Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                                          0.45%
   Ratio of net investment income (loss) to average net assets                      2.69%

  Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)                                 0.51%
--------------------------------------------------------------------------------------------------

                                             Money Market Funds Prospectus    21

Cash Investment Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The Cash Investment Money Market Fund seeks high current income, preservation of capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies
     We invest in a broad spectrum of high quality money market instruments. These include commercial paper, negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly-owned banking-related subsidiaries of foreign banks. We limit our investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion, or the equivalent in other currencies.

     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal market conditions, we invest:

     . at least 80% of total assets in high-quality, short-term instruments of domestic and foreign issuers;

     . more than 25% of total assets in the obligations of banks, broker dealers, insurance companies and other financial entities, their holding companies and their subsidiaries; and

     . up to 25% of total assets in foreign investments.

     ---------------------------------------------------------------------------

     Important Risk Factors
     Although we seek to maintain a $1.00 per share NAV, there is no guarantee that we will be able to do so. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Securities of U.S. branches of foreign banks and foreign branches of U.S. banks are subject to additional risks, such as political turmoil, the imposition of foreign withholding taxes, and the establishment of exchange controls or the adoption of other foreign governmental restrictions that may affect the payment of principal and/or interest on these securities.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 34; and the specific risks listed here. They are all important to your investment choice.

22   Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

---------------------------------------------------------------------------------------------------------------------
  FOR A SHARE OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------------
                                             SERVICE CLASS SHARES--
                                             COMMENCED ON OCTOBER 14, 1987
                                             ---------------------------------------------------------------------------------------
                                              March 31,        May 31,         May 31,         May 31,      May 31,        May 31,
  For the period ended:                        2000/2/          1999            1998           1997/1/       1996           1995
                                             ---------------------------------------------------------------------------------------
  Net asset value, beginning of period       $     1.00      $     1.00      $     1.00      $     1.00   $     1.00     $     1.00


  Income from investment operations:
    Net investment income (loss)                   0.04            0.05            0.05            0.05         0.05           0.05
    Net realized and unrealized gain (loss)
      on investments                               0.00            0.00            0.00            0.00         0.00           0.00

  Total from investment operations                 0.04            0.05            0.05            0.05         0.05           0.05

  Less distributions:
    Dividends from net investment income          (0.04)          (0.05)          (0.05)          (0.05)       (0.05)         (0.05)
    Distributions from net realized gain           0.00            0.00            0.00            0.00         0.00           0.00


  Total from distributions                        (0.04)          (0.05)          (0.05)          (0.05)       (0.05)         (0.05)

  Net asset value, end of period             $     1.00      $     1.00      $     1.00      $     1.00   $     1.00     $     1.00

  Total return (not annualized)                    4.37%           5.04%           5.42%           5.21%        5.50%          4.96%

  Ratios/supplemental data:
    Net assets, end of period (000s)         $9,082,788      $5,481,802      $4,685,818      $2,147,894   $1,739,549     $1,464,304

  Ratios to average net assets (annualized):
    Ratio of expenses to average net assets        0.48%/1/        0.48%/1/        0.48%/1/        0.48%        0.48%          0.48%
    Ratio of net investment income (loss)
      to average net assets                        5.23%/1/        4.91%/1/        5.29%/1/        5.07%        5.36%          4.87%

  Ratio of expenses to average net assets
    prior to waived fees and reimbursed
    expenses (annualized)/3/                       0.54%/1/        0.57%/1/        0.57%/1/        0.49%        0.49%          0.50%
------------------------------------------------------------------------------------------------------------------------------------

/1/ Includes expenses allocated from the affiliated Portfolio(s) in which the
    Fund invested prior to November 8, 1999.
/2/ The Fund changed its fiscal year-end from May 31 to March 31.
/3/ During each period, various fees were waived and reimbursed.

                                             Money Market Funds Prospectus    23

Government Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The Government Money Market Fund seeks high current income, while preserving capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies
     We actively manage a portfolio composed principally of U.S. Government obligations, or repurchase agreements collateralized by such obligations.

     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal market conditions, we invest at least 65% of total assets:

     . in U.S.Government obligations; and

     . in repurchase agreements collateralized by U.S.Government obligations.

     ---------------------------------------------------------------------------

     Important Risk Factors
     Although we seek to maintain a $1.00 per share NAV, there is no guarantee that we will be able to do so. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 34; and the specific risks listed here. They are all important to your investment choice.

24   Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

------------------------------------------------------------------------------------------------------------------------------------
  FOR A SHARE OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------------
                                             SERVICE CLASS SHARES--
                                             COMMENCED ON NOVEMBER 16, 1987
                                             ---------------------------------------------------------------------------------------
                                             March 31,         May 31,         May 31,         May 31,      May 31,        May 31,
  For the period ended:                       2000/2/           1999            1998            1997         1996           1995
                                             ---------------------------------------------------------------------------------------
  Net asset value, beginning of period       $     1.00      $     1.00      $     1.00      $     1.00   $     1.00     $     1.00

  Income from investment operations:
    Net investment income (loss)                   0.04            0.05            0.05            0.05         0.05           0.05
    Net realized and unrealized gain (loss)
      on investments                               0.00            0.00            0.00            0.00         0.00           0.00

  Total from investment operations                 0.04            0.05            0.05            0.05         0.05           0.05

  Less distributions:
    Dividends from net investment income          (0.04)          (0.05)          (0.05)          (0.05)       (0.05)         (0.05)
    Distributions from net realized gain           0.00            0.00            0.00            0.00         0.00           0.00

  Total from distributions                        (0.04)          (0.05)          (0.05)          (0.05)       (0.05)         (0.05)

  Net asset value, end of period             $     1.00      $     1.00      $     1.00      $     1.00   $     1.00     $     1.00

  Total return (not annualized)                    4.18%           4.81%           5.20%           5.04%        5.27%          4.81%

  Ratios/supplemental data:
    Net assets, end of period (000s)         $3,433,956      $3,368,534      $2,260,208      $1,912,574   $1,649,721     $1,159,421

  Ratios to average net assets (annualized):
    Ratio of expenses to average net assets        0.50%           0.50%           0.50%           0.49%        0.50%          0.50%
    Ratio of net investment income (loss)
      to average net assets                        4.94%           4.69%           5.08%           4.91%        5.13%          4.68%

  Ratio of expenses to average net assets
    prior to waived fees and reimbursed
    expenses (annualized)/1/                       0.54%           0.52%           0.51%           0.49%        0.51%          0.52%
------------------------------------------------------------------------------------------------------------------------------------

/1/ During each period, various fees were waived and reimbursed.
/2/ The Fund changed its fiscal year-end from May 31 to March 31.

                                             Money Market Funds Prospectus    25

National Tax-Free Institutional Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The National Tax-Free Institutional Money Market Fund seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies
     We invest 100% of our assets in short-term municipal obligations, including leases. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We invest at least 80% of net assets in instruments with interest exempt from federal income taxes and the federal AMT, and up to 20% of net assets in securities that pay interest income subject to federal income and federal AMT taxes.

     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal market conditions, we invest:

     . at least 80% of net assets in instruments with interest exempt from federal income tax and the federal AMT;

     . up to 20% of net assets in instruments whose income may be subject to federal income tax and the federal AMT; and

     . up to 35% of total assets in issuers located in a single state.

     We may invest more than 25% of total assets in industrial development bonds and in participation interests in these types of securities.

     ---------------------------------------------------------------------------

     Important Risk Factors
     Although we seek to maintain a $1.00 per share NAV, there is no guarantee that we will be able to do so. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Increased investment in the securities of issuers in a single state increases the Fund's exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

     Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

     Please remember that some securities in the portfolio may be subject to federal taxes.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 34; and the specific risks listed here. They are all important to your investment choice.

26   Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

------------------------------------------------------------------------------------------------------------------------------------
  FOR A SHARE OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------------
                                             SERVICE CLASS SHARES--
                                             COMMENCED ON AUGUST 3, 1993
                                             ---------------------------------------------------------------------------------------
                                             March 31,         May 31,         May 31,         May 31,      May 31,        May 31,
  For the period ended:                       2000/2/           1999            1998            1997         1996           1995
                                             ---------------------------------------------------------------------------------------
  Net asset value, beginning of period       $     1.00      $     1.00      $   1.00        $   1.00     $   1.00       $   1.00

  Income from investment operations:
    Net investment income (loss)                   0.03            0.03          0.03            0.03         0.04           0.03
    Net realized and unrealized gain (loss)
      on investments                               0.00            0.00          0.00            0.00         0.00           0.00

  Total from investment operations                 0.03            0.03          0.03            0.03         0.04           0.03

  Less distributions:
    Dividends from net investment income          (0.03)          (0.03)        (0.03)          (0.03)       (0.04)         (0.03)
    Capital contribution from advisor              0.00            0.00          0.00            0.00         0.00           0.00

  Total from distributions                        (0.03)          (0.03)        (0.03)          (0.03)       (0.04)         (0.03)

  Net asset value, end of period             $     1.00      $     1.00      $   1.00        $   1.00     $   1.00       $   1.00

  Total return (not annualized)                    2.58%           2.97%         3.39%           3.28%        3.52%          3.33%

  Ratios/supplemental data:
    Net assets, end of period (000s)         $1,124,073      $1,019,589      $977,693        $635,655     $592,436       $278,953

  Ratios to average net assets (annualized):
    Ratio of expenses to average net assets        0.45%           0.45%         0.45%           0.45%        0.45%          0.45%
    Ratio of net investment income (loss)
      to average net assets                        3.05%           2.91%         3.32%           3.21%        3.41%          3.37%

  Ratio of expenses to average net assets
    prior to waived fees and reimbursed
    expenses (annualized)/1/                       0.57%           0.57%         0.59%           0.70%        0.72%          0.74%
------------------------------------------------------------------------------------------------------------------------------------

/1/ During each period, various fees were waived and reimbursed.
/2/ The Fund changed its fiscal year-end from May 31 to March 31.

                                             Money Market Funds Prospectus    27

Prime Investment Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The Prime Investment Money Market Fund seeks high current income consistent with the preservation of capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies
     We invest in a broad spectrum of high quality money market instruments of United States and foreign issuers. These include negotiable certificates of deposit, bank notes, bankers' acceptances, and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non U.S. branches, U.S. branches and agencies of foreign banks, and wholly-owned banking related subsidiaries of foreign banks. We limit investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies.

     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal market conditions, we invest:

     . at least 80% of total assets in high-quality, short-term instruments of domestic and foreign issuers;

     . more than 25% of total assets in the obligations of banks, broker dealers, insurance companies and other financial entities, their holding companies and their subsidiaries; and

     . up to 25% of total assets in foreign investments.

     ---------------------------------------------------------------------------

     Important Risk Factors
     There is no guarantee that we will be able to maintain a $1.00 per share NAV. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund. Foreign investments may be subject to additional political and economic risks.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 34; and the specific risks listed here. They are all important to your investment choice.

28   Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

-------------------------------------------------------------------------------------------------------------
  FOR A SHARE OUTSTANDING
-------------------------------------------------------------------------------------------------------------
                                                                 SERVICE CLASS SHARES--
                                                                 COMMENCED ON SEPTEMBER 2, 1998
                                                                 --------------------------------------------
                                                                       March 31,                 May 31,
  For the period ended:                                                 2000/2/                   1999
                                                                 --------------------------------------------
  Net asset value, beginning of period                                $   1.00                  $  1.00

  Income from investment operations:
    Net investment income (loss)                                          0.04                     0.04
    Net realized gain (loss) on investments                               0.00                     0.00

  Total from investment operations                                        0.04                     0.04

  Less distributions:
    Dividends from net investment income                                 (0.04)                   (0.04)
    Distributions from net realized gain                                  0.00                     0.00

  Total from distributions                                               (0.04)                   (0.04)

  Net asset value, end of period                                      $   1.00                 $   1.00

  Total return (not annualized)                                           4.30%                    3.59%

  Ratios/supplemental data:
    Net assets, end of period (000s)                                  $222,523                  $68,771

  Ratios to average net assets (annualized):
    Ratio of expenses to average net assets                               0.55%/1/                 0.54%/1/
    Ratio of net investment income (loss) to average net assets           5.15%/1/                 4.69%/1/

  Ratio of expenses to average net assets prior to
    waived fees and reimbursed expenses (annualized)/3/                   0.93%/1/                 0.74%/1/
-------------------------------------------------------------------------------------------------------------

/1/ Includes expenses allocated from the affiliated Portfolio(s) in which the
    Fund invested prior to November 8, 1999.
/2/ The Fund changed its fiscal year-end from May 31 to March 31.
/3/ During each period, various fees were waived and reimbursed.

                                             Money Market Funds Prospectus    29

Treasury Plus Institutional Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The Treasury Plus Institutional Money Market Fund seeks current income and stability of principal.

     ---------------------------------------------------------------------------

     Investment Strategies
     We invest in obligations issued or guaranteed by the U.S. Treasury, "plus" we also invest in repurchase agreements and other instruments collateralized or secured by U.S. Treasury obligations.

     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal market conditions, we invest substantially all of our assets:

     . in U.S. Treasury obligations; and

     . in repurchase agreements collateralized by U.S. Treasury obligations.

     ---------------------------------------------------------------------------

     Important Risk Factors
     Although we seek to maintain a $1.00 per share NAV, there is no guarantee that we will be able to do so. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Investing in shares of other money market funds with substantially similar objectives and investment strategies will subject the Fund to the fees charged by the other Funds, which will reduce returns from these investments.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 34; and the specific risks listed here. They are all important to your investment choice.

30   Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information subsequent to September 30, 1995, which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

------------------------------------------------------------------------------------------------------------------------------------
  FOR A SHARE OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------------
                                             SERVICE CLASS SHARES--
                                             COMMENCED ON OCTOBER 1, 1985
                                             ---------------------------------------------------------------------------------------
                                             March 31,       March 31,       March 31,       March 31,     Sept 30,       Sept 30,
  For the period ended:                        2000            1999            1998           1997/1/      1996/2/         1995
                                             ---------------------------------------------------------------------------------------
  Net asset value, beginning of period       $   1.00        $   1.00        $   1.00        $   1.00     $     1.00     $     1.00

  Income from investment operations:
    Net investment income (loss)                 0.05            0.05            0.05            0.02           0.05           0.05
    Net realized gain (loss) on investments      0.00            0.00            0.00            0.00           0.00           0.00

  Total from investment operations               0.05            0.05            0.05            0.02           0.05           0.05

  Less distributions:
    Dividends from net investment income        (0.05)          (0.05)          (0.05)          (0.02)         (0.05)         (0.05)
    Distributions from net realized gain         0.00            0.00            0.00            0.00           0.00           0.00

  Total from distributions                      (0.05)          (0.05)          (0.05)          (0.02)         (0.05)         (0.05)

  Net asset value, end of period             $   1.00        $   1.00        $   1.00        $   1.00     $     1.00     $     1.00

  Total return (not annualized)                  4.76%           4.83%           5.20%           2.47%          5.03%          5.42

  Ratios/supplemental data:
    Net assets, end of period (000s)         $468,150        $447,886        $367,111        $483,401     $1,340,325     $1,001,707

  Ratios to average net assets (annualized):
    Ratio of expenses to average net assets      0.45%           0.45%           0.45%           0.45%          0.45%          0.42%
    Ratio of net investment income (loss) to
      average net assets                         5.04%           4.70%           5.07%           4.91%          4.98%          5.32%

  Ratio of expenses to average net assets
    prior to waived fees and reimbursed
    expenses (annualized)/3/                     0.63%           0.70%           0.65%           0.61%          0.60%          0.66%
------------------------------------------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from September 30 to March 31. /2/ The Fund changed Investment Advisor during this fiscal year.
/3/ During each period, various fees were waived and reimbursed.

                                             Money Market Funds Prospectus    31

100% Treasury Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The 100% Treasury Money Market Fund seeks stability of principal and current income that is exempt from most state and local personal income taxes.

     ---------------------------------------------------------------------------

     Investment Strategies
     We actively manage a portfolio exclusively composed of obligations issued or guaranteed by the U.S. Treasury.

     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal market conditions, we invest:

     .  100% of our assets in U.S.Treasury obligations.

     ---------------------------------------------------------------------------

     Important Risk Factors
     Although we seek to maintain a $1.00 per share NAV, there is no guarantee that we will be able to do so. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate.

     Any capital gains realized by the Fund generally will not be exempt from state and local taxes. For more information, see "Taxes" on page 47, and the Statement of Additional Information.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 34; and the specific risks listed here. They are all important to your investment choice.

32   Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

---------------------------------------------------------------------------------------------------------------------
  FOR A SHARE OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------------
                                             SERVICE CLASS SHARES--
                                             COMMENCED ON December 3, 1990
                                             --------------------------------------------------------------------------------------
                                              March 31,        May 31,         May 31,         May 31,      May 31,        May 31,
  For the period ended:                        2000/2/          1999            1998            1997         1996           1995
                                             --------------------------------------------------------------------------------------
  Net asset value, beginning of period       $     1.00      $     1.00      $     1.00      $     1.00   $   1.00       $   1.00


  Income from investment operations:
    Net investment income (loss)                   0.04            0.04            0.05            0.05       0.05           0.05
    Net realized gain (loss) on investments        0.00            0.00            0.00            0.00       0.00           0.00

  Total from investment operations                 0.04            0.04            0.05            0.05       0.05           0.05

  Less distributions:
    Dividends from net investment income          (0.04)          (0.04)          (0.05)          (0.05)     (0.05)         (0.05)
    Distributions from net realized gain           0.00            0.00            0.00            0.00       0.00           0.00


  Total from distributions                        (0.04)          (0.04)          (0.05)          (0.05)     (0.05)         (0.05)

  Net asset value, end of period             $     1.00      $     1.00      $     1.00      $     1.00   $   1.00       $   1.00

  Total return (not annualized)                    3.94%           4.49%           5.00%           4.87%      5.04%          4.65%

  Ratios/supplemental data:
    Net assets, end of period (000s)         $1,702,250      $1,548,549      $1,440,515      $1,003,697   $802,270       $661,098

  Ratios to average net assets (annualized):
    Ratio of expenses to average net assets        0.46%           0.46%           0.46%           0.46%      0.46%          0.46%
    Ratio of net investment income (loss) to
      average net assets                           4.67%           4.34%           4.89%           4.74%      4.91%          4.62%

  Ratio of expenses to average net assets
    prior to waived fees and reimbursed
    expenses (annualized)/1/                       0.54%           0.53%           0.54%           0.53%      0.56%          0.57%
------------------------------------------------------------------------------------------------------------------------------------

/1/ During each period, various fees were waived and reimbursed.
/2/ The Fund changed its fiscal year-end from May 31 to March 31.

                                             Money Market Funds Prospectus    33

General Investment Risks
--------------------------------------------------------------------------------

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

     . We cannot guarantee that we will meet our investment objectives. In particular, we cannot guarantee that we will be able to maintain a $1.00 per share NAV.

     . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

     . Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

     . An investment in a single Fund, by itself, does not constitute a complete investment plan.

     . The Funds may invest a portion of their assets in U.S.Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio.

     . The Funds may also use certain derivative instruments,such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

     What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

     Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

34   Money Market Funds Prospectus

     Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

     Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

     Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

     Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

     Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

     In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                             Money Market Funds Prospectus    35

General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Strategies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                                                                                        NATIONAL
                                                                                 CALIFORNIA     CASH                    TAX-FREE
                                                                                  TAX-FREE   INVESTMENT  GOVERNMENT   INSTITUTIONAL
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENT PRACTICE                                 RISK
------------------------------------------------------------------------------------------------------------------------------------
  Borrowing Policies
  The ability to borrow from banks                    Leverage Risk                 .              .             .           .
  for temporary purposes to meet
  shareholder redemptions.

  Floating and Variable Rate Debt
  Instruments with interest rates that                Interest Rate and             .              .             .           .
  are adjusted either on a schedule or                Credit Risk
  when an index or benchmark changes.

  Foreign Securities                                  Information, Liquidity,
  Dollar-denominated debt obligations                 Political, Regulatory and                    .
  of foreign branches of U.S. banks or                Diplomatic Risk
  U.S. branches of foreign banks.

  Illiquid Securities
  A security that cannot be readily sold,
  or cannot be readily sold without                   Liquidity Risk                .              .             .           .
  negatively affecting its fair price.
  Illiquid securities are limited to 10%
  of assets.

  Loans of Portfolio Securities
  The practice of loaning securities to               Credit,
  brokers, dealers and financial institutions         Counter-Party and             .              .             .           .
  to increase return on those securities. Loans       Leverage Risk
  may be made in accordance with existing
  Investment Strategies.

  Other Mutual Funds
  A pro rata portion of the other fund's
  expenses, in addition to the expenses paid by       Market Risk                   .              .             .           .
  the Funds, will be borne by Fund shareholders.

  Repurchase Agreements
  A transaction in which the seller of a security     Credit and                                   .             .
  agrees to buy back a security at an agreed upon     Counter-Party Risk
  time and price, usually with interest.


                                                      PRIME      TREASURY PLUS     100%
                                                    INVESTMENT   INSTITUTIONAL   TREASURY
------------------------------------------------------------------------------------------
  INVESTMENT PRACTICE
------------------------------------------------------------------------------------------
  Borrowing Policies
  The ability to borrow from banks                      .              .             .
  for temporary purposes to meet
  shareholder redemptions.

  Floating and Variable Rate Debt
  Instruments with interest rates that                  .              .
  are adjusted either on a schedule or
  when an index or benchmark changes.

  Foreign Securities
  Dollar-denominated debt obligations                   .
  of foreign branches of U.S. banks or
  U.S. branches of foreign banks.

  Illiquid Securities
  A security that cannot be readily sold,
  or cannot be readily sold without                     .              .
  negatively affecting its fair price.
  Illiquid securities are limited to 10%
  of assets.

  Loans of Portfolio Securities
  The practice of loaning securities to
  brokers, dealers and financial institutions           .              .             .
  to increase return on those securities. Loans
  may be made in accordance with existing
  Investment Strategies.

  Other Mutual Funds
  A pro rata portion of the other fund's
  expenses, in addition to the expenses paid by         .              .
  the Funds, will be borne by Fund shareholders.

  Repurchase Agreements
  A transaction in which the seller of a security       .              .
  agrees to buy back a security at an agreed upon
  time and price, usually with interest.

36   Money MArket Funds Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Wells Fargo Funds Trust Fund. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 48 identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of Wells Fargo Funds Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.

-----------------------------------------------------------------------------------------------
                                      BOARD OF TRUSTEES
-----------------------------------------------------------------------------------------------
                               Supervises the Funds' activities
-----------------------------------------------------------------------------------------------
                                              \/
-----------------------------------------------------------------------------------------------
          INVESTMENT ADVISOR                                CUSTODIAN
-----------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                          Wells Fargo Bank Minnesota, N.A.
  525 Market St., San Francisco, CA               6th & Marquette, Minneapolis, MN
  Manages the Funds' investment activities        Provides safekeeping for the Funds' assets
-----------------------------------------------------------------------------------------------
                                              \/

--------------------------------------------------------------------------------
                            INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------
                     Wells Capital Management Incorporated
                                525 Market St.
                               San Francisco, CA
                   Manages the Funds' investment activities
--------------------------------------------------------------------------------
                                      \/

-----------------------------------------------------------------------------------------------
                                                                                SHAREHOLDER
                                                      TRANSFER                   SERVICING
     DISTRIBUTOR             ADMINISTRATOR              AGENT                      AGENTS
-----------------------------------------------------------------------------------------------
  Stephens Inc.          Wells Fargo Bank, N.A.   Boston Financial Data         Various Agents
  111 Center St.         525 Market St.           Services, Inc.
  Little Rock, AR        San Francisco, CA        Two Heritage Dr.
                                                  Quincy, MA

  Markets the Funds      Manages the              Maintains records             Provide
  and distributes        Funds' business          of shares and                 services to
  Fund shares            activities               supervises the payment        customers
                                                  of dividends
-----------------------------------------------------------------------------------------------
                                              \/
-----------------------------------------------------------------------------------------------
                         FINANCIAL SERVICES FIRMS AND SELLING AGENTS
-----------------------------------------------------------------------------------------------
            Advise current and prospective shareholders on their Fund investments
-----------------------------------------------------------------------------------------------
                                             \/
-----------------------------------------------------------------------------------------------
                                         SHAREHOLDERS
-----------------------------------------------------------------------------------------------

                                             Money Market Funds Prospectus    37

Organization and Management of the Funds
--------------------------------------------------------------------------------

     In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

     The Investment Advisor
     Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly-owned subsidiary of Wells Fargo & Company, a national bank holding company. As of March 31, 2000, Wells Fargo Bank and its affiliates managed over $168 billion in assets. For providing these services, Wells Fargo Bank is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

     The Sub-Advisor
     Wells Capital Management, Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for each of the Funds. As of March 31, 2000, WCM provided investment advice for assets aggregating in excess of $80 billion.

     The Administrator
     Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of 0.15% of the average annual net assets of each Fund.

     Shareholder Servicing Plan
     We have a shareholder servicing plan for the Cash Investment Money Market, National Tax-Free Institutional Money Market, Prime Investment Money Market and the Treasury Plus Institutional Money Market Funds. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays 0.25% of its average net assets.

     The Transfer Agent
     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

38   Money Market Funds Prospectus

Your Account
--------------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account and how to buy, sell or Exchange Fund shares once your account is open.

     Pricing Fund Shares
     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

     . We process requests to buy or sell shares of the funds each business day. Requests we receive in proper form for the Cash Investment Money Market and Treasury Plus Institutional Money Market Funds before 3:00 p.m. (ET) generally are processed on the same day. For certain institutions with automated arrangements in place, requests we receive in proper form for the Cash Investment Money Market and Treasury Plus Institutional Money Market Funds before 5:00 p.m. (ET) generally are processed on the same day. Requests we receive in proper form for the Government Money Market and Prime Investment Money Market Funds before 3:00 p.m. (ET) generally are processed on the same day. Requests we receive in proper form for the 100% Treasury Money Market Fund before 1:00 p.m. (ET) generally are processed on the same day. Requests we receive in proper form for the remaining money market Funds before 12:00 noon (ET) generally are processed on the same day. Earlier purchase and redemption cutoff times may be established by your institution. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times or via the automated voice response system by 4:00 p.m. (ET) are processed the next business day.

     . We determine the NAV of each Fund's shares each business day.The Funds are open Monday through Friday, and generally are closed on federal bank holidays. We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Cash Investment Money Market and Treasury Plus Institutional Money Market Funds at 5:00 p.m. (ET), of the Government Money Market and Prime Investment Money Market Funds at 3:00 p.m. (ET), of the 100% Treasury Money Market Fund at 1:00 p.m. (ET), and of all other funds at 12:00 noon
       (ET). Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 of the Investment Company Act of 1940. See the Statement of Additional Information for further disclosure.

     You Can Buy Fund Shares
     . By opening an account directly with the Fund (simply complete and return a Wells Fargo Funds Application with proper payment);

     . Through a brokerage account with an approved selling agent; or

     . Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

     Minimum Investments
     . $100,000 minimum initial investment.

     . No minimum subsequent investment limitation so long as the account balance does not fall below the minimum initial investment.

     We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

                                             Money Market Funds Prospectus    39

Your Account
--------------------------------------------------------------------------------

     The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

     ---------------------------------------------------------------------------
       BY MAIL
     ---------------------------------------------------------------------------
       IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------

       . Complete a Wells Fargo Funds Application.Be sure to indicate the Fund name and the share class into which you intend to invest (If no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives your application in proper order. Failure to complete an Application properly may result in a delay in processing your request.

       . Enclose a check for at least $100,000 made out in the full name and share class of the Fund. For example, "Wells Fargo Treasury Plus Institutional Money Market Fund."

       . Mail to: Wells Fargo Funds               Overnight Mail Only: Wells Fargo Funds
                  ATTN: CCSU - Boston Financial                        ATTN: CCSU - Boston Financial
                  PO Box 8266                                          66 Brooks Drive
                  Boston, MA 02266-8266                                Braintree, MA 02184

     ---------------------------------------------------------------------------
       IF YOU ARE BUYING ADDITIONAL SHARES:
     ---------------------------------------------------------------------------

       . Make a check payable to the full name and share class of your Fund. Be sure to write your account number on the check as well.

       . Enclose the payment stub/card from your statement if available.

       . Mail to: Wells Fargo Funds
                  ATTN: CCSU - Boston Financial
                  PO Box 8266
                  Boston, MA 02266-8266

40   Money Market Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------
       BY WIRE
     ---------------------------------------------------------------------------
       IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------

       . You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.

       . If you do not currently have an account, complete a Wells Fargo Funds
         Application. You must wire at least $100,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

       . Mail the completed Application. Your account will be credited on the business day that the transfer agent receives your application and funding in proper order.

       . Overnight Application to: Wells Fargo Funds
                                   ATTN: CCSU-Boston Financial
                                   66 Brooks Drive
                                   Braintree, MA 02184

       . Wire money to:            State Street Bank & Trust          Attention:
                                   Boston, MA                         Wells Fargo Funds (Name
                                                                      of Fund and Share Class)
                                   Bank Routing Number:
                                   ABA 011-000028                     Account Name:
                                                                      (Registration Name
                                   Wire Purchase Account Number:      Indicated on Application)
                                   9905-437-1

     --------------------------------------------------------------------------
        IF YOU ARE BUYING ADDITIONAL SHARES:
     --------------------------------------------------------------------------

        . Instruct your wiring bank to transmit the amount of your investment according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

        . Wire money to:          State Street Bank & Trust           Attention:
                                  Boston, MA                          Wells Fargo Funds (Name
                                                                      of Fund and Share Class)
                                  Bank Routing Number:
                                  ABA 011-000028                      Account Name:
                                                                      (Registration Name
                                  Wire Purchase Account Number:       Indicated on Account)
                                  9905-437-1

                                             Money Market Funds Prospectus    41

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------
       BY PHONE
     ---------------------------------------------------------------------------
       IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------

       . You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account.

       Call Investor Services and instruct the representative to either:

       . transfer at least $100,000 from a linked settlement account, or

       . exchange at least $100,000 worth of shares from an existing Wells Fargo
         Fund. Please see the "How to Exchange Shares" section for special rules.

       . Call: 1-800-222-8222, option 0

     ---------------------------------------------------------------------------
       IF YOU ARE BUYING ADDITIONAL SHARES:
     ---------------------------------------------------------------------------

       Call Investor Services and instruct the representative to either:

       . transfer from a linked settlement account, or

       . exchange shares from another Wells Fargo Fund.

       . Call: 1-800-222-8222, option 0

42   Money Market Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

     The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

     ---------------------------------------------------------------------------
       BY MAIL
     ---------------------------------------------------------------------------
       IF YOU ARE SELLING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------

       . Write a "Letter of Instruction" stating your name, your account number, the Fund you wish to redeem and the dollar amount of the redemption you wish to receive (or write "Full Redemption").

       . Make sure all the account owners sign the request exactly as their names appear on the account application.

       . You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

       . Signature Guarantees are required for mailed redemption requests over $50,000, or if the address on your account was changed within the last 30 days. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.

       . Mail to: Wells Fargo Funds
                  ATTN: CCSU-Boston Financial
                  PO Box 8266
                  Boston, MA 02266-8266

     ---------------------------------------------------------------------------
       BY PHONE
     ---------------------------------------------------------------------------

       . Call Investor Services to request a redemption.Be prepared to provide your account number and Taxpayer Identification Number. Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

       . You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

       . Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

       . Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

       . Telephone requests are not accepted if the address on your account was changed by phone in the last 30 days.

       Call: 1-800-222-8222, option 0

                                             Money Market Funds Prospectus    43

Your Account                                                  How to Sell Shares
--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------
       GENERAL NOTES FOR SELLING SHARES
     ---------------------------------------------------------------------------

       . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times listed in the "Pricing Fund Shares" section are processed on the same business day.

       . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

       . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

       . Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

44   Money Market Funds Prospectus

                                                          How to Exchange Shares
--------------------------------------------------------------------------------

     Exchanges between Wells Fargo Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

     . You should carefully read the Prospectus for the Fund into which you wish to exchange.

     . If you exchange between a money market fund and a Fund with a sales load, you will buy shares at the Public Offering Price ("POP") of the new Fund and a sales load may be assessed.

     . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

     . Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

     . Exchanges from any share class to a money market fund can only be re-exchanged for the original share class.

     . In order to discourage excessive fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you up to 60 days in advance of any changes in your exchange privileges.

     . Service Class shares may be exchanged for other Service Class shares, or for Class A shares in certain qualified accounts. Contact your account representative for further details.

                                             Money Market Funds Prospectus    45

Additional Services and Other Information
--------------------------------------------------------------------------------

     Automatic Programs
     These programs help you conveniently purchase and/or redeem shares each month. Once you select a Plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25/th/ day of the month. Systematic withdrawal may only be processed on or about the 25/th/ day of the month. Call Investor Services at 1-800-222-8222 for more information.

     . Systematic Purchase Plan--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase, and specify an amount of at least $100.

     . Systematic Exchange Plan--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

     . Systematic Withdrawal Plan--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

       . must have a Fund account valued at $10,000 or more;

       . must have your distributions reinvested; and

       . may not simultaneously participate in the Systematic Purchase Plan.

     It generally takes about ten days to establish a Plan once we have received your instructions. It generally takes about five days to change or cancel participation in a Plan. We automatically cancel your program if the linked bank account you specified is closed.

     Dividend and Capital Gain Distributions
     The Funds in this Prospectus declare dividends daily, pay dividends monthly and make any capital gain distributions at least annually.

     We offer the following distribution options:

     . Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

     . Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

     . Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically re-invested.

46   Money Market Funds Prospectus

     . Directed Distribution Purchase Option--Lets you buy shares of a different
       Well Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

     Taxes
     The following discussion regarding federal and state income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the material federal and state income tax considerations affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning. You should consult your tax advisor with respect to your specific tax situation, including the federal, state, local and foreign tax consequences to you of an investment in a Fund. Please see the Statement of Additional Information for a further discussion of federal and California personal income tax considerations.

     We will pass on to you substantially all of a Fund's net investment income and capital gains. Distributions of the California Tax-Free Money Market and National Tax-Free Money Market Funds' net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal alternative minimum tax. Distributions of the California Tax-Free Money Market Fund's net interest income from California state and municipal tax-exempt securities will not be subject to California personal tax, although a portion of such distributions could be subject to the California alternative minimum tax. Distributions of net investment income from the California Tax-Free Money Market Fund and National Tax-Free Institutional Money Market Fund attributable to other sources, net investment income from the other Funds attributable to all sources and net short-term capital gain of all of the Funds generally will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain generally will be taxable to you as net capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income. Distributions from the 100% Treasury Money Market Fund's net investment income will be exempt in most jurisdictions from state and local personal income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.

     Distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. However, distributions declared in October, November and December of one year and paid in January of the following year will be taxable to you as if they were paid on December 31 of the first year. At the end of every year, we will notify you of the status of your distributions for the year.

     Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

     As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

                                             Money Market Funds Prospectus    47

Table of Predecessors
--------------------------------------------------------------------------------
     The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by Norwest Investment Management, Inc., into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

     Each Fund is an accounting survivor of a former Stagecoach Funds, Inc. or Norwest Advantage Funds fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund are the performance histories and financial highlights of the predecessor fund.

       Wells Fargo Funds Trust                    Predecessor Fund

       California Tax-Free Money Market Fund      Stagecoach California Tax-Free Money Market Fund

       Cash Investment Money Market Fund          Norwest Advantage Cash Investment Fund

       Government Money Market Fund               Norwest Advantage U.S. Government Fund

       National Tax-Free Institutional            Norwest Advantage Municipal
       Money Market Fund                          Money Market Fund

       Prime Investment                           Norwest Advantage Ready Cash
       Money Market Fund                          Investment Fund (Public Entities Shares)

       Treasury Plus Institutional
       Money Market Fund                          Stagecoach Treasury Plus Money Market Fund

       100% Treasury Money Market Fund            Norwest Advantage Treasury Fund

48   Money Market Funds Prospectus

Glossary
----------------------------------------------------------------------------------------------------------------
We provide the                ACH
following definitions         Refers to the "Automated Clearing House" system maintained by the Federal
to assist you in              Reserve Bank which allows banks to process checks, transfer funds and perform
reading this                  other tasks.
Prospectus. For a more
complete understanding of     Asset-Backed Securities
these terms you               Securities consisting of an undivided fractional interest in pools of consumer
should consult your           loans, such as car loans or credit card debt, or receivables held in trust.
financial adviser.
                              Business Day
                              Generally, Monday through Friday with the exception of any federal bank holiday.

                              Commercial Paper
                              Debt instruments issued by banks, corporations and other issuers to finance short-
                              term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

                              Current Income
                              Earnings in the form of dividends or interest as opposed to capital growth.

                              Debt Securities
                              Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

                              Derivatives
                              Securities whose values are derived in part from the value of another security or index. An example is a mortgage-backed security.

                              Distributions
                              Dividends and/or capital gains paid by a Fund on its shares.

                              Diversified
                              A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than
                              5% of its total assets in a single issuer. These policies must apply to 75% of the
                              Fund's total assets. A non-diversified fund is not required to comply with these investment policies.

                              FDIC
                              The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and
                              CDs. Mutual funds are not FDIC insured.

                              FHLMC
                              FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal
                              Home Loan Mortgage Corporation.

                              FNMA
                              FNMA securities are known as "Fannie Maes" and are issued by the Federal National
                              Mortgage Association.

                              GNMA
                              GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government
                              National Mortgage Association.

                                             Money Market Funds Prospectus    49

Glossary
--------------------------------------------------------------------------------

     Illiquid Security
     A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

     Institution
     An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions.

     Liquidity
     The ability to readily sell a security at a fair price.

     Money Market Instruments
     High-quality short-term instruments meeting the requirements of Rule 2a-7 of the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

     Municipal Obligations
     Debt obligations of a state or local government entity. The funds may support general governmental needs or special projects. Virtually all municipal obligations are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

     Nationally Recognized Rating Organization ("NRRO")
     A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

     Net Asset Value ("NAV")
     The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

     Preservation of Capital
     The attempt by a fund's manager to defend against drops in the net asset value of fund shares in order to preserve the initial investment.

     Principal Stability
     The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value.

     Repurchase Agreement
     An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

     Selling Agent
     A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

     Statement of Additional Information
     A document that supplements the disclosure made in the Prospectus.

     U.S. Government Obligations
     Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     Weighted Average Maturity
     The average maturity for the debt securities in a portfolio on a dollar -for-dollar basis.

     Zero Coupon Securities
     Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

50   Money Market Funds Prospectus

                          [INTENTIONALLY LEFT BLANK]

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222; option 4

WRITE TO:
Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING
YOUR SPECIFIC PRODUCT GROUP AT WELLS FARGO BANK:

Wells Fargo Checking and Savings - 1-800-869-3557
Next Stage IRA or Stagecoach IRA - 1-800-237-8472
Wells Fargo Portfolio Advisor - 1-877-689-7882

     P011
   ICA Reg.
No. 811-09253       -------------------------------------------------------             [LOGO]
(updated 8/00)       NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE      Printed on Recycled Paper
                    -------------------------------------------------------

                                                                      WELLS
                                                                      FARGO

                                                                     FUNDS

WELLS FARGO OVERLAND EXPRESS
SWEEP FUND
                                                             __________
                                                             PROSPECTUS
                                                             __________
Overland Express Sweep Fund

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                                        AUGUST 1
                                                                            2000

                          [INTENTIONALLY LEFT BLANK]

Table of Contents                  Overland Express Sweep Fund
----------------------------------------------------------------------------

Overview                           Objectives and Principal Strategy       4
This section contains important    Summary of Important Risks              6
summary information about the      Performance History                     7
Fund.                              Summary of Expenses                     8
                                   Key Information                         9

----------------------------------------------------------------------------

The Funds                          Overland Express Sweep Fund            10
This section contains important    General Investment Risks               14
information about the Fund.        Organization and Management
                                    of the Fund                           17

----------------------------------------------------------------------------

Your Investment                    Your Account                           20
Turn to this section for           How to Buy Shares                      21
information on how to buy and      How to Sell Shares                     21
sell Fund shares.

----------------------------------------------------------------------------

Reference                          Other Information                      22
Look here for additional           Glossary                               23
information and term
definitions.

Overland Express Sweep Fund Overview
--------------------------------------------------------------------------------
See the individual Fund description in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the Glossary.

--------------------------------------------------------------------------------
     FUND                          OBJECTIVE
--------------------------------------------------------------------------------

     Overland Express
     Sweep Fund                    Seeks current income, while preserving
                                   capital and liquidity.

4    Overland Express Sweep Fund Prospectus

--------------------------------------------------------------------------------
     PRINCIPAL STRATEGY
--------------------------------------------------------------------------------

     We invest in a broad range of U.S. dollar-denominated, high-quality money market instruments, including debt securities and repurchase agreements.

                                      Overland Express Sweep Fund Prospectus   5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks for the Fund described in this Prospectus. Additional information about these and other risks is included in:

 . the individual Fund Description later in this Prospectus;

 . under the "General Investment Risks" section beginning on page 14; and

 . in the Fund's Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable Net Asset Value ("NAV") of $1.00 per share, there is no assurance it will be able to do so, and it is possible to lose money by investing in the Fund.

The Fund invests in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in the Fund investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

6    Overland Express Sweep Fund Prospectus

Performance History
--------------------------------------------------------------------------------

     The information on the following pages shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual returns since inception, one and five year periods are compared to the performance of an appropriate broad-based index.

     Please remember that past performance is no guarantee of future results.

     Overland Express Sweep Fund Calendar Year Returns (%)*

     '92    '93    '94      '95    '96     '97       '98        '99
     2.55   1.98   3.11     4.80   4.29    4.47      4.42       4.09

     Best Qtr.: Q2 '95 . 1.21%            Worst Qtr.:  Q2 '93 . 0.47%

         * The Fund's year-to-date performance through March 31, 2000 was 1.18%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

         Average annual total return (%)
                                                                       Since
         for the period ended 12/31/99     1 year      5 years       Inception

         Overland Express
         Sweep Fund (Incept. 10/1/91)/1/     4.09         4.41         3.71

         MFR Taxable Retail Money Market
         Funds Average                       4.51         4.91         4.76

     /1/ Performance shown for periods prior to December 15, 1997 reflects the performance of the predecessor Overland Express Funds, Inc. portfolio.



                                     Overland Express Sweep Funds Prospectus   7

Summary of Expenses
--------------------------------------------------------------------------------

  These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.


  SHAREHOLDER FEES

  ------------------------------------------------------------------------------
                                                          Overland Express Sweep
                                                                  Fund
  ------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                             None

  Maximum deferred sales charge (load) (as a percentage of
  the NAV at purchase or the NAV at redemption)                   None
  ------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

  ------------------------------------------------------------------------------
                                                         Overland Express Sweep
                                                                  Fund
  ------------------------------------------------------------------------------
  Management Fees                                                 0.45%
  Distribution (12b-1) Fees                                       0.30%
  Other Expenses/1/                                               0.50%
  ------------------------------------------------------------------------------
     TOTAL ANNUAL FUND OPERATING EXPENSES                         1.25%
  ------------------------------------------------------------------------------

  /1/ Other expenses are based on estimated amounts for the current fiscal year due to various contract changes that became effective on November 8, 1999.

  EXAMPLE OF EXPENSES

  This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.
  You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

  ------------------------------------------------------------------------------
                                                          Overland Express Sweep
                                                                  Fund
  ------------------------------------------------------------------------------
   1 YEAR                                                        $  127
   3 YEARS                                                       $  397
   5 YEARS                                                       $  686
  10 YEARS                                                       $1,511
  ------------------------------------------------------------------------------

8    Overland Express Sweep Fund Prospectus

Key Information
--------------------------------------------------------------------------------

     Important information you should look for as you decide to invest in a
     Fund:
     The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

     ---------------------------------------------------------------------------

     Investment Objective and Investment Strategies
     The investment objective of the Fund is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategy descriptions for the Fund tell you:

     .  what the Fund is trying to achieve; and

     .  how we intend to invest your money.

     ---------------------------------------------------------------------------

     Permitted Investments
     A summary of the Fund's key permitted investments and practices.

     ---------------------------------------------------------------------------

     Important Risk Factors
     Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

     Words appearing in italicized print and highlighted are defined in the Glossary.

                                     Overland Express Sweep Fund Prospectus    9

Overland Express Sweep Fund
--------------------------------------------------------------------------------

     Investment Objective
     The Overland Express Sweep Fund seeks a high level of current income, while preserving capital and liquidity.

     ---------------------------------------------------------------------------

     Investment Strategies
     We actively manage a portfolio consisting of a broad range of U.S. dollar-denominated, high-quality money market instruments. We may also make certain other investments including, for example, repurchase agreements.

     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal market conditions, we invest:
     . at least 80% of total assets in high-quality, short term instruments of domestic and foreign issuers; and
     . more than 25% of total assets in the obligations of domestic banks.

     ---------------------------------------------------------------------------

     Important Risk Factors
     There is no guarantee that we will be able to maintain a $1.00 per share NAV. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 14; and the specific risks listed here. They are all important to your investment choice.

10   Overland Express Sweep Fund Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Overland Express Sweep Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                                                              March 31,
For the period ended:                                           2000
                                                     ---------------------------------------
Net asset value, beginning of period                        $         1.00

Income from investment operations:
  Net investment income (loss)                                        0.04

Less distributions:
  Dividends from net investment income                               (0.04)

Net asset value, end of period                              $         1.00

Total return (not annualized)                                         4.32%

Ratios/supplemental data:
  Net assets, end of period (000s)                          $    3,863,612

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets/1/                          1.25%
  Ratio of net investment income (loss)
   to average net assets/1/                                           4.29%

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/1/                                            1.29%
--------------------------------------------------------------------------------------------

/1/ Ratios include expenses of the Cash Investment Trust Master Portfolio prior to December 15, 1997.
/2/ The Fund changed its fiscal year-end from December 31 to March 31.

12   Overland Express Sweep Fund Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

               March 31,      March 31,      Dec. 31,          Dec. 31,        Dec. 31,
                 1999          1998/2/         1997              1996           1995
------------------------------------------------------------------------------------------
             $     1.00      $     1.00     $     1.00       $     1.00      $     1.00


                   0.04            0.01           0.04             0.04            0.05


                  (0.04)          (0.01)         (0.04)           (0.04)          (0.05)

             $     1.00      $     1.00     $     1.00       $     1.00      $     1.00

                   4.26%           1.11%          4.47%            4.29%           4.80%


             $3,097,219      $2,594,910     $2,956,090       $2,002,725      $1,209,183


                   1.25%           1.25%          1.24%            1.24%           1.25%

                   4.16%           4.49%          4.40%            4.20%           4.70%




                   1.28%           1.26%          1.26%            1.26%           1.28%
------------------------------------------------------------------------------------------

                                    Overland Express Sweep Fund Prospectus    13

General Investment Risks
--------------------------------------------------------------------------------

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

     . We cannot guarantee that we will meet our investment objectives. In particular, we cannot guarantee that we will be able to maintain a $1.00 per share NAV.

     . We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

     . Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

     . An investment in a single Fund, by itself, does not constitute a complete investment plan.

     . The Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio.

     . The Fund may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

     What follows is a general list of the types of risks (some of which are described previously) that may apply to the Fund's investments and a table showing some of the additional investment practices that the Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

14   Overland Express Sweep Fund Prospectus

--------------------------------------------------------------------------------

     Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

     Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

     Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

     Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase the Fund exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

     Liquidity Risk--The risk that a security cannot be sold at a particular time, or cannot be sold without adversely affecting the price.

     Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

     Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

                                    Overland Express Sweep Fund Prospectus    15

General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists some of the additional investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Strategies for the Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for the Fund remains within the parameters of its objective.



INVESTMENT PRACTICE                                      RISK                                            OVERLAND EXPRESS SWEEP
Borrowing Policies
The ability to borrow from banks for temporary              Leverage Risk                                          .
purposes to meet shareholder redemptions.

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted           Interest Rate and Credit Risk                          .
either on a schedule or when an index or benchmark
changes.

Foreign Securities
Dollar-denominated debt securities of foreign               Information, Liquidity, Political,                     .
branches of U.S. banks or U.S. branches of foreign          Regulatory, and Diplomatic Risk
banks.

Illiquid Securities
A security that cannot be readily sold, or cannot be        Liquidity Risk                                         .
readily sold without negatively affecting its fair
price. Illiquid securities are limited to 10% of assets.

Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers
and financial institutions to increase return on those      Credit, Counter-Party and Leverage Risk                .
securities. Loans may be made in accordance with
existing Investment Strategies.

Other Mutual Funds
A pro rata portion of the other fund's expenses, in         Market Risk                                            .
addition to the expenses paid by the Fund, will be
borne by Fund shareholders.

Repurchase Agreements
A transaction in which the seller of a security agrees      Credit and Counter-Party Risk                          .
to buy back a security at an agreed upon time and
price, usually with interest.

16   Overland Express Sweep Fund Prospectus

Organization and Management of the Fund
--------------------------------------------------------------------------------

     A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

     About Wells Fargo Funds Trust
     Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

     The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. The Overland Express Sweep Fund described in this prospectus has succeeded to the assets and operations of the Overland Express Sweep Fund of Stagecoach. The performance and financial statement history of the predecessor Fund has been assumed by the Wells Fargo Funds Trust Fund. The succession transaction was approved by the shareholders of the Stagecoach Fund.

                                    Overland Express Sweep Fund Prospectus   17

Organization and Management of the Fund
--------------------------------------------------------------------------------

The Board of Trustees of Wells Fargo Funds Trust supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisors, which requires shareholder vote to change, if the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.

--------------------------------------------------------------------------------------------------------------
                                              BOARD OF TRUSTEES
                                      Supervises the Fund's activities
--------------------------------------------------------------------------------------------------------------
                                                      \/
                           INVESTMENT ADVISOR                                           CUSTODIAN
     Wells Fargo Bank, N.A.                                         Wells Fargo Bank Minnesota, N.A.
     525 Market St., San Francisco, CA                              6th St. & Marquette, Minneapolis, MN
     Manages the Fund's investment activities                       Provides safekeeping for the Fund's assets
--------------------------------------------------------------------------------------------------------------
                                                      \/
                                           INVESTMENT SUB-ADVISOR
                                    Wells Capital Management Incorporated
                                      525 Market St. San Francisco, CA
                                  Manages the Fund's investment activities
--------------------------------------------------------------------------------------------------------------
                                                      \/
                                                                     TRANSFER                  SHAREHOLDER
       DISTRIBUTOR                   ADMINISTRATOR                    AGENT                  SERVICING AGENTS

  Stephens Inc.                 Wells Fargo Bank, N.A.        Boston Financial Data          Various Agents
  111 Center St.                525 Market St.                Services, Inc.
  Little Rock, AR               San Francisco, CA             Two Heritage Dr.
                                                              Quincy, MA

  Markets the Fund and          Manages the                   Maintains records              Provide
  distributes Fund shares       Fund's business               of shares and                  services to
                                activities                    supervises the payment         customers
                                                              of dividends
--------------------------------------------------------------------------------------------------------------
                                                      \/
                                  FINANCIAL SERVICES FIRMS AND SELLING AGENTS
                    Advise current and prospective shareholders on their Fund investments
--------------------------------------------------------------------------------------------------------------
                                                      \/
                                                 SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------


18   Overland Express Sweep Fund Prospectus

--------------------------------------------------------------------------------

     In the following sections, the percentages shown are the percentages of the average daily net assets of the Fund paid on an annual basis for the services described.

     The Investment Advisor
     Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for the Fund. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of March 31, 2000, Wells Fargo Bank and its affiliates managed over $168 billion in assets. For providing these services, Wells Fargo Bank is entitled to receive 0.45% of the Fund's average daily net assets.

     The Sub-Advisor
     Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for the Fund. As of March 31, 2000, WCM provided investment advice for assets aggregating in excess of $80 billion.

     The Administrator
     Wells Fargo Bank provides the Fund with administration services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct the Fund's business. For providing administration services, Wells Fargo Bank is entitled to receive a fee of 0.15% of the Fund's average annual net assets.

     Shareholder Servicing Plan
     We have a shareholder servicing plan for the Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays 0.30% of its average net assets.

     The Transfer Agent
     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Fund.

     Distribution Plan
     We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 of the 1940 Act for the Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing Prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the distribution plan. For these services, the Fund pays 0.30% of its average net assets.

                                    Overland Express Sweep Fund Prospectus    19

Your Account
--------------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account and how to buy, sell and exchange Fund shares once your account is open.

     Pricing Fund Shares
     . As with all mutual fund investments,the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

     . We determine the NAV of the Fund's shares each business day.The Fund is open Monday through Friday, and generally is closed on federal bank holidays. We determine the NAV by subtracting the Fund's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. The Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 of the Investment Company Act of 1940. See the Statement of Additional Information for further disclosure.

     . We process requests to buy or sell shares of the Fund each business day.Requests we receive in proper form generally are processed at 9:00 a.m. (Pacific time)/11:00 a.m. (Central time) on the same day. If the markets close early, the Fund may close early and may value its shares at earlier times under these circumstances. Any request we receive in proper form before this time is processed the same day. Requests we receive after the cutoff time are processed the next business day.

20   Overland Express Sweep Fund Prospectus

--------------------------------------------------------------------------------

     How to Buy Shares
     You can buy Fund shares exclusively through a Shareholder Servicing Agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a Shareholder Servicing Agent and are governed in accordance with the terms of the Customer Account. Shareholder Servicing Agents automatically invest or "sweep" balances in your Customer Account into shares of the Fund, and there are no minimum initial or subsequent purchase amounts applicable to Fund shares. Please contact your Shareholder Servicing Agent for more information.

     How to Sell Shares
     Shares may be redeemed on any day your Shareholder Servicing Agent is open for business in accordance with the terms of your Customer Account agreement. Please read your account agreement with your Shareholder Servicing Agent. The Shareholder Servicing Agent is responsible for the prompt transmission of your redemption order to the Fund. Proceeds of your redemption order will be credited to your Customer Account by your Shareholder Servicing Agent. The Fund does not charge redemption fees.

     GENERAL NOTES FOR SELLING SHARES

     . We process requests to sell shares each business day.Requests we receive in proper form before 9:00 a.m. (Pacific time)/11:00 a.m. (Central time) generally are processed at 9:00 a.m. (Pacific time)/11:00 a.m. (Central time) on the same day.

     . Requests we receive after the above-specified time are deemed to be received and are processed the next business day at the applicable NAV.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally,we pay redemption requests in cash,unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                                    Overland Express Sweep Fund Prospectus    21

Other Information
--------------------------------------------------------------------------------

     Dividend and Capital Gain Distributions
     The Fund declares dividends daily, pays dividends monthly, and makes any capital gain distributions at least annually.

     Taxes
     The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the material federal income tax considerations affecting the Funds and its shareholders. It is not intended as a substitute for careful tax planning. You should consult your tax advisor with respect to your specific tax situation, including the federal, state, local and foreign tax consequences to you of an investment in the Fund. Please see the Statement of Additional Information for a further discussion of federal personal income tax considerations.

     We will pass on to you substantially all of the Fund's net investment income and capital gains. Distributions of the Fund's net investment income, net short-term capital gain and income from certain other sources generally will be taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain generally will be taxable to you as net capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income.

     Distributions from the Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. However, distributions declared in October, November and December of one year and paid in January of the following year will be taxable to you as if they were paid on December 31 of the first year. At the end of every year, we will notify you of the status of your distributions for the year.

     Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

     As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

22   Overland Express Sweep Fund Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the           Asset-Backed Securities
following definitions    Securities consisting of an undivided fractional
to assist you in         interest in pools of consumer loans, such as car loans
reading this             or credit card debt, or receivables held in trust.
Prospectus. For a
more complete            Business Day
understanding of         Any day the New York Stock Exchange is open is a
these terms you          business day for the Fund.
should consult your
financial adviser.       Commercial Paper
                         Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs.
                         Commercial paper typically is of high credit quality and offers below market interest rates.

                         Current Income
                         Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

                         Debt Securities
                         Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

                         Derivatives
                         Securities whose values are derived in part from the value of another security or index. An example is a stock option.

                         Distributions
                         Dividends and/or capital gains paid by a Fund on its shares.

                         Dollar-Denominated
                         Securities issued by foreign banks, companies or governments in U.S. dollars.

                         Duration
                         A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

                         FDIC
                         The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

                         FHLMC
                         FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

                         FNMA
                         FNMA securities are known as "Fannie Maes" and are issued by the Federal National Mortgage Association, and FHLMC securities are known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

                         GNMA
                         GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

                                    Overland Express Sweep Fund Prospectus    23

Glossary
--------------------------------------------------------------------------------

     Illiquid Security
     A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

     Liquidity
     The ability to readily sell a security at a fair price.

     Money Market Instruments
     High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

     Moody's
     A nationally recognized ratings organization.

     Net Asset Value ("NAV")
     The value of a single fund share. It is determined by adding together all of the Fund assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

     Options
     An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

     Repurchase Agreement
     An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

     Selling Agent
     A person who has an agreement with the Fund's distributors that allows them to sell the Fund shares.

     Shareholder Servicing Agent
     Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

     Statement of Additional Information
     A document that supplements the disclosure made in the Prospectus.

     U.S. Government Obligations
     Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     Weighted-Average Maturity
     The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

24   Overland Express Sweep Fund Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

                                              This page intentionally left blank
--------------------------------------------------------------------------------

                          [INTENTIONALLY LEFT BLANK]

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

THIS DOCUMENT IS AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222; option 4

WRITE TO:
Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

Request copies for a fee by writing to:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at public info@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR SPECIFIC PRODUCT GROUP AT WELLS FARGO BANK:

Wells Fargo Checking and Savings - 1-800-869-3557
Next Stage IRA or Stagecoach IRA - 1-800-237-8472
Wells Fargo Portfolio Advisor - 1-877-689-7882

     P013
 ICA Reg. No.   -----------------------------------------------------           [LOGO]
   811-09253    NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE  Printed on Recycled Paper
(updated 8/00)  -----------------------------------------------------

                            WELLS FARGO FUNDS TRUST
                          Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                             Dated August 1, 2000

                     CALIFORNIA TAX-FREE MONEY MARKET FUND
                    CALIFORNIA TAX-FREE MONEY MARKET TRUST
                       CASH INVESTMENT MONEY MARKET FUND
                         GOVERNMENT MONEY MARKET FUND
                          MINNESOTA MONEY MARKET FUND
                               MONEY MARKET FUND
                              MONEY MARKET TRUST
               NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
                      NATIONAL TAX-FREE MONEY MARKET FUND
                     NATIONAL TAX-FREE MONEY MARKET TRUST
                          OVERLAND EXPRESS SWEEP FUND
                      PRIME INVESTMENT MONEY MARKET FUND
                 TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND
                        TREASURY PLUS MONEY MARKET FUND
                        100% TREASURY MONEY MARKET FUND

 Class A, Class B, Service Class, Single Class, Trust and Institutional Class

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about fifteen Funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, Cash Investment Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Money Market Trust, National Tax-Free Institutional Money Market Fund, National Tax-Free Money Market Fund, National Tax-Free Money Market Trust, Overland Express Sweep Fund, Prime Investment Money Market Fund, Treasury Plus Institutional Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund. Each Fund, except the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, and the Minnesota Money Market Fund, is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Minnesota Money Market, National Tax-Free Money Market and Treasury Plus Money Market Funds offer Class A shares. The Money Market Fund offers Class A and Class B shares. The California Tax-Free Money Market, Government Money Market, 100% Treasury Money Market Funds offer Class A and Service Class shares. The Cash Investment Money Market, National Tax-Free Institutional Money Market and Treasury Plus Institutional Money Market Funds offer Service Class and Institutional Class shares. The Prime Investment Money Market Fund offers only Service Class shares. The California Tax-Free Money Market Trust, Money Market Trust, National Tax-Free Money Market Trust and Overland Express Sweep Fund each offer a single unnamed class of shares. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated August 1, 2000. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                               TABLE OF CONTENTS


                                                                           Page
                                                                           ----
Historical Fund Information..............................................     1

Investment Policies......................................................     4

Additional Permitted Investment Activities and Associated Risks..........     6

Special Considerations Affecting California Municipal Obligations........    17

Special Considerations Affecting Minnesota Municipal Obligations.........    21

Management...............................................................    23

Performance Calculations.................................................    34

Determination of Net Asset Value.........................................    42

Additional Purchase and Redemption Information...........................    44

Portfolio Transactions...................................................    46

Fund Expenses............................................................    47

Federal Income Taxes.....................................................    47

Capital Stock............................................................    55

Other....................................................................    63

Counsel..................................................................    63

Independent Auditors.....................................................    63

Financial Information....................................................    63

Appendix.................................................................   A-1

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds (the "Reorganization"). Prior to November 5, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

     The Funds described in this SAI were created as part of the reorganization of the Stagecoach family of funds advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank" or "Advisor"), and the Norwest Advantage family of funds advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The Reorganization followed the merger of the advisers' parent companies.

     The chart below indicates the predecessor Stagecoach and Norwest Funds that are the accounting survivors of the Wells Fargo Funds.

-------------------------------------------------------------------------------------------------------------
                 Wells Fargo Funds                                       Predecessor Funds
-------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund                 Stagecoach California Tax-Free Money Market Fund
-------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Trust                Stagecoach California Tax-Free Money Market Trust
-------------------------------------------------------------------------------------------------------------
Cash Investment Money Market Fund                     Norwest Cash Investment Fund
-------------------------------------------------------------------------------------------------------------
Government Money Market Fund                          Norwest U.S. Government Fund
-------------------------------------------------------------------------------------------------------------
Minnesota Money Market Fund                           N/A
-------------------------------------------------------------------------------------------------------------
Money Market Fund                                     Stagecoach Money Market Fund
-------------------------------------------------------------------------------------------------------------
Money Market Trust                                    Stagecoach Money Market Trust
-------------------------------------------------------------------------------------------------------------
National Tax-Free Institutional Money Market Fund     Norwest Municipal Money Market Fund
-------------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund                   Norwest Municipal Money Market Fund
-------------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Trust                  Stagecoach National Tax-Free Money Market Trust
-------------------------------------------------------------------------------------------------------------
Overland Express Sweep Fund                           Stagecoach Overland Express Sweep Fund
-------------------------------------------------------------------------------------------------------------
Prime Investment Money Market Fund                    Norwest Ready Cash Investment Fund (Public
                                                      Entities Shares)
-------------------------------------------------------------------------------------------------------------
Treasury Plus Institutional Money Market Fund         Stagecoach Treasury Plus Money Market Fund
-------------------------------------------------------------------------------------------------------------
Treasury Plus Money Market Fund                       Stagecoach Treasury Plus Money Market Fund
-------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund                       Norwest Treasury Fund
-------------------------------------------------------------------------------------------------------------

     The California Tax-Free Money Market Fund commenced operations on November 8, 1999, as successor to the California Tax-Free Money Market Fund of Stagecoach. The predecessor Stagecoach California Tax-Free Money Market Fund was originally organized as a fund of Stagecoach and commenced operations on July 1, 1992.

     The California Tax-Free Money Market Trust commenced operations on November 8, 1999, as successor to the California Tax-Free Money Market Trust of Stagecoach. The predecessor Stagecoach California Tax-Free Money Market Trust was originally organized on May 5, 1997.

     The Pacifica portfolio commenced operations on October 1, 1995 as the successor to the Prime Money Market Fund, a series of Westcore Trust. The Fund originally commenced operations on September 17, 1990.

     The Cash Investment Money Market Fund commenced operations on November 8, 1999, as successor to the Prime Money Market Fund of Stagecoach and the Cash Investment Fund of Norwest. The predecessor Stagecoach Prime Money Market Fund commenced operations on April 30, 1981 and the predecessor Norwest Cash Investment Fund commenced operations on October 14, 1987. For accounting purposes, the Norwest Cash Investment predecessor portfolio is considered the surviving entity and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Cash Investment Fund.

     The Government Money Market Fund commenced operations on November 8, 1999, as successor to the Government Money Market Fund of Stagecoach and the U.S. Government Fund of Norwest. The predecessor Stagecoach Government Money Market Fund commenced operations on April 26, 1988 and the predecessor Norwest U.S. Government Fund commenced operations on November 16, 1987. For accounting purposes, the Norwest U.S. Government predecessor portfolio is considered the surviving entity and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest U.S. Government Fund.

     The Minnesota Money Market Fund is expected to commence operations in August 2000.

     The Money Market Fund commenced operations on November 8, 1999, as successor to the Prime Money Market Fund of Stagecoach, the Money Market Fund of Stagecoach and the Ready Cash Investment Fund of Norwest. The predecessor Stagecoach Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on July 1, 1992 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Money Market Fund.

     The Money Market Trust commenced operations on November 8, 1999, as successor to the Money Market Trust of Stagecoach. The Stagecoach Money Market Trust commenced operations on September 6, 1996 as successor to the Money Market Trust of Pacifica Funds Trust ("Pacifica"), an open-end management investment company.

     The National Tax-Free Institutional Money Market Fund commenced operations on November 8, 1999, as successor to the National Tax-Free Money Market Fund of Stagecoach and the Municipal Money Market Fund of Norwest. The predecessor Norwest Municipal Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on August 3, 1993 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Municipal Money Market Fund.

     The National Tax-Free Money Market Fund commenced operations on November 8, 1999, as successor to the National Tax-Free Money Market Fund of Stagecoach and the Municipal Money

Market Fund of Norwest. The predecessor Norwest Municipal Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on January 7, 1988 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Municipal Money Market Fund.

     The National Tax-Free Money Market Trust commenced operations on November 8, 1999, as successor to the National Tax-Free Money Market Trust of Stagecoach. The predecessor Stagecoach National Tax-Free Money Market Trust was originally organized as a fund of Stagecoach and commenced operations on April 2, 1996.

     The Overland Express Sweep Fund commenced operations on November 8, 1999, as successor to an investment portfolio originally organized on October 1, 1991, as the Overland Sweep Fund (the "predecessor portfolio") of Overland Express Funds, Inc. ("Overland"), another open-end management investment company advised by Wells Fargo Bank. On July 23, 1997, the Overland portfolio was reorganized as the predecessor Overland Express Sweep Fund of Stagecoach.

     The Prime Investment Money Market Fund commenced operations on November 8, 1999, as successor to the Ready Cash Investment Fund of Norwest. The predecessor Norwest Ready Cash Investment Fund was originally organized as a fund of Norwest and commenced operations on September 2, 1998.

     The Treasury Plus Institutional Money Market Fund commenced operations on November 8, 1999, as successor to the Treasury Plus Money Market Fund of Stagecoach and the Treasury Plus Fund of Norwest. The predecessor Stagecoach Treasury Plus Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on October 1, 1985 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Treasury Plus Fund Money Market Fund.

     The Treasury Plus Money Market Fund commenced operations on November 8, 1999, as successor to the Treasury Plus Money Market Fund of Stagecoach. The Fund originally commenced operations on October 1, 1985, as the Short-Term Government Fund of the Pacific American Funds. The Fund operated as a portfolio of Pacific American Fund through October 1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund. On September 6, 1996, the Pacifica Treasury Money Market Fund was reorganized as the predecessor Stagecoach Treasury Money Market Fund. The word "Plus" was added to the Fund's name as of August 1, 1998.

     The 100% Treasury Money Market Fund commenced operations on November 8, 1999, as successor to the Treasury Fund of Norwest. The predecessor Norwest Treasury Fund was originally organized as a fund of Norwest and commenced operations on December 3, 1990.

                              INVESTMENT POLICIES

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investments in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-government issuers), (iv) investments in repurchase agreements provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission (the "SEC"), or its staff); and provided further that each of the California Tax-Free Money Market Fund, the California Tax-Free Money Market Trust, the Minnesota Money Market Fund, the National Tax-Free Institutional Money Market Fund, The National Tax-Free Money Market Fund and the National Tax-Free Money Market Trust (a) each Fund may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry and (b) each Fund may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies; and further provided that this policy does not apply to the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust and the Minnesota Money Market Fund;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder.

     (2) Each Fund may not invest or hold more than 10% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (4) Each Fund may not make investments for the purpose of exercising control or management, provided that the restriction does not limit a Fund's investments in securities of other investment companies or in entities created under the laws of foreign countries to facilitate investment in securities in that country.

     (5) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (6) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     General
     -------

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

     Asset-Backed Securities
     -----------------------

     The Funds may purchase asset-backed securities unrelated to mortgage loans. These asset-backed securities may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment.

     Bank Obligations
     ----------------

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic and foreign banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings banks and associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Borrowing
     ---------

     The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

     Convertible Securities
     ----------------------

     The Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

     The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

     While the Funds use the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Funds' financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

     Commercial Paper
     ----------------

     The Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Organization ("NRRO"). Commercial paper may include variable- and floating-rate instruments.

     Dollar Roll Transactions
     ------------------------

     The Funds may enter into "dollar roll" transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds obligation to repurchase the securities. The Funds will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. These obligations may have stated maturities in excess of thirteen months, but they permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuates from time to time, but the Funds may only invest in floating- or variable-rate securities that bear interest at a rate that resets quarterly or more frequently and that resets based on standard money market rate indices. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

     Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     Foreign Currency Transactions
     -----------------------------

     Funds that make foreign investments may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be derivatives. A Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, a Fund may enter into forward contracts to hedge against risks arising from securities a Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. A Fund will not enter into forward contracts for speculative purposes. A Fund will not have more than 25% of its total assets committed to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's investment securities or other assets denominated in that currency.

     If a Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

     Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

     In addition, there is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global around-the-clock market. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, a Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     The Funds have no present intention to enter into currency futures or options contracts, but may do so in the future. A Fund might take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase.

     Foreign Government Securities
     -----------------------------

     Foreign Government Securities investments include the securities of "supranational" organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank if the Advisor believes that the securities do not present risks inconsistent with the Fund's investment objective.

     Foreign Obligations
     -------------------

     The Funds may invest in high-quality, short-term (thirteen months or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws and there is a possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect adversely investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     The Funds may invest in foreign securities through American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe. Each Fund may not invest 25% or more of its assets in foreign obligations.

     Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     Investment income on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

     Foreign Currency Transactions. The Funds may enter into forward currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward currency exchange contracts may be bought or sold to protect the Funds against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     Forward Commitments, When-Issued Purchases and Delayed-Delivery
     ---------------------------------------------------------------
Transactions
------------

     Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

     Illiquid Securities
     -------------------

     The Funds may invest in securities not registered under the 1933 Act and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

     Guaranteed Investment Contracts. Guaranteed investment contracts ("GICs") are issued by insurance companies. In purchasing a GIC, a Fund contributes cash to the insurance company's general account and the insurance company then credits to the Fund's deposit fund on a monthly basis guaranteed interest at a specified rate. The GIC provides that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it. There is no secondary market for GICs and, accordingly, GICs are generally treated as illiquid investments. GICs are typically unrated.

     Letters of Credit
     -----------------

     Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer.

Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of each such Fund may be used for letter of credit-backed investments.

     Loans of Portfolio Securities
     -----------------------------

     Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Advisor, or the Distributor.

     Money Market Instruments
     ------------------------

     The Funds may invest in money market instruments. Money market instruments consist of: (a) short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises) (U.S. Government obligations"); (b) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other short-term obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of the investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC"); (c) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1+" or "A-1" by Standard & Poor's Ratings Group ("S&P"), or, if unrated, by comparable qualify as determined by Wells Fargo Bank; (d) certain repurchase agreements; and (e) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment; (i) have more than $10 billion, or the equivalent in other currencies, in total assets;

(ii) are among the largest foreign banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the United States.

     Municipal Bonds
     ---------------

     The Funds may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

     Municipal Notes.  Municipal notes include, but are not limited to, tax
     ---------------
anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANs.  An uncertainty in a municipal issuer's capacity to raise taxes as a
     ----
result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs.  The ability of a municipal issuer to meet its obligations on its
     ----
BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs.  A decline in the receipt of certain revenues, such as anticipated
     ----
revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk).
                        - -

Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such
                                               - -
interest rates rise, the values of outstanding securities, including those held in the Fund's portfolio, will decline and (if purchased at par value) sell at a discount. If interests rates fall, the values of outstanding securities will generally increase and (if purchased at par value) sell at a premium.

     Other Investment Companies
     --------------------------

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Participation Interests
     -----------------------

     Each Fund may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

     Repurchase Agreements
     ---------------------

     The Funds may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized at least 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     Each Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 10% of the market value of such Fund's total assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

     The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

     Swaps, Caps, Floors and Collars
     -------------------------------

     A Fund may enter into interest rate, currency and mortgage (or other asset) swaps, and may purchase and sell interest rate "caps," "floors" and "collars." Interest rate swaps involve the exchange by a Fund and a counterparty of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Mortgage swaps are similar to interest rate swap agreements, except that the contractually-based principal amount (the "notional principal amount") is tied to a reference pool of mortgages. Currency swaps' notional principal amount is tied to one or more currencies, and the exchange commitments can involve payments in the same or different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on the notional principal amount from the party selling the cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

     Unrated and Downgraded Investments
     ----------------------------------

     The Funds may purchase instruments that are not rated if, in the opinion of the Advisor, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds. The Funds may purchase unrated instruments only if they are purchased in accordance with the Funds' procedures adopted by Trust's Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event that a portfolio security ceases to be an "Eligible Security" or no longer "presents minimal credit risks," immediate sale of such security is not required, provided that the Board of Trustees has determined that disposal of the portfolio security would not be in the best interests of the Fund.

     U.S. Government and U.S. Treasury Obligations
     ---------------------------------------------

     The Funds may invest in obligations of agencies and instrumentalities of the U.S. Government ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants
     --------

     Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

     Zero Coupon Bonds
     -----------------

     The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.

                       SPECIAL CONSIDERATIONS AFFECTING
                       CALIFORNIA MUNICIPAL OBLIGATIONS

     Certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives, as well as the general financial condition of the state, could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of California and various local agencies, available as of the date of this SAI. While the Trust has not independently verified such information, it has no reason to believe that such information is incorrect in any material respect.

     The California Economy and General Information.  From mid-1990 to late
     ----------------------------------------------
1993, the state suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (particularly related to defense), exports and financial services, among others, were all severely affected. Job losses had been the worst of any post-war recession. Unemployment reached 10.1% in January 1994, but fell sharply to 7.7% in October and November 1994, reflecting the state's recovery from the recession.

     The recession seriously affected California tax revenues, which basically mirror economic conditions. It also caused increased expenditures for health and welfare programs. In addition, the state was faced with a structural imbalance in its budget with the largest programs supported by the General Fund (e.g., K-12 schools and community colleges--also known as "K-14 schools," health and welfare, and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. As a result, the state experienced recurring budget deficits in the late 1980s and early 1990s. The state's Controller reported that expenditures exceeded revenues for four of the five fiscal years ending with 1991-92. Moreover, California accumulated and sustained a budget deficit in its Special Fund for Economic Uncertainties ("SFEU") approaching $2.8 billion at its peak at June 30, 1993.

     The accumulated budget deficits during the early 1990's, together with expenditures for school funding which are not reflected in the state's budget, and reduction of available internal borrowable funds, combined to significantly deplete the state's cash resources to pay its ongoing expenses. In order to meet its cash needs, the state has had to rely for several years on a series of external borrowings, including borrowings past the end of a fiscal year. Such borrowings are expected to continue in future fiscal years. To meet its cash flow needs in the 1995-96 fiscal year, California issued $2 billion of revenue anticipation warrants which matured on June 28, 1996. Because of the state's deteriorating budget and cash situation, the rating agencies reduced the state's credit ratings between October 1991 and July 1994. Moody's Investors Service lowered its rating from "Aa" to "A1," Standard & Poor's Ratings Group lowered its rating from "AAA" to "A" and termed its outlook as "stable," and Fitch Investors Service lowered its rating from "AA" to "A."

     However, since the start of 1994, California's economy has been recovering steadily. Unemployment has come down from its 10% recession peak to under 5.8% for 1998. Because of the improving economy and California's fiscal austerity, the state has forecast an overall balanced budget by June 30, 2000. Also, Standard & Poors upgraded its rating of California municipal obligations back to "A+" on July 15, 1996 and the projected level of the SFEU as of June 30, 2000 was $880 million.

     State Finances.  The moneys of California are segregated into the General
     --------------
Fund and approximately 600 Special Funds. The General Fund consists of the revenues received by the state's Treasury and not required by law to be credited to any other fund, as well as earnings from state moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the state. The General Fund may be expended as the result of appropriation measures by California's Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

     The SFEU is funded with General Fund revenues and was established to protect California from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the state's Controller to meet cash needs of the General Fund. As of

June 30, 1999, the General Fund had no outstanding loans from the SFEU, General Fund special accounts or other special funds. The Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. Any appropriation made from the SFEU is deemed an appropriation from the General Fund, for budgeting and accounting purposes. For year-end reporting purposes, the Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total moneys then available for General Fund purposes.

     Inter-fund borrowing has been used for several years to meet temporary imbalances of receipts and disbursements in the General Fund. The 1999-00 Budget Act provides authority for expenditures of $63.7 billion from the General Fund, $16.1 billion from Special Funds, and $1.5 billion from bond funds.

     On January 8, 1999, the Governor released a proposed budget for fiscal year 1999-00 reporting that General Fund revenues for fiscal year 1999-00 would be lower than earlier projections. Budget revisions in May of 1999 showed an additional $4.3 billion of revenues for combined fiscal years 1998-99 and 1999-
00. The final budget was adopted by the State Legislature of California on June 16, 1999, and was signed by the Governor on June 29, 1999, meeting the Constitutional deadline for budget enactment for only the second time in the 1990's.

     Changes in California Constitutional and Other Laws.  In 1978, California
     ---------------------------------------------------
voters approved an amendment to the California Constitution known as "Proposition 13," which added Article XIIIA to the California Constitution.
Article XIIIA limits ad valorem taxes on real property and restricts the ability of taxing authorities to increase real property taxes. However, legislation passed subsequent to Proposition 13 provided for the redistribution of California's General Fund surplus to local agencies, the reallocation of revenues to local agencies and the assumption of certain local obligations by the state so as to assist California municipal issuers to raise revenue to pay their bond obligations. It is unknown whether additional revenue redistribution legislation will be enacted in the future and whether, if enacted, such legislation will provide sufficient revenue for such California issuers to pay their obligations. California is also subject to another Constitutional Amendment, Article XIIIB, which may have an adverse impact on California state and municipal issuers. Article XIIIB restricts the state from spending certain appropriations in excess of an appropriation's limit imposed for each state and local government entity. If revenues exceed such appropriation's limit, such revenues must be returned either as revisions in the tax rates or fee schedules.

     In 1988, California voters approved "Proposition 98," which amended Article XIIIB and Article XVI of the state's Constitution. Proposition 98 (as modified by "Proposition 111," which was enacted in 1990), changed state funding of public education below the university level and the operation of the state's appropriations limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. In 1986, California voters approved "Proposition 62," which provided in part that any tax for general governmental purposes imposed by a local government be approved by a two-thirds vote of the governmental entity's legislative body and by a majority of its electorate and that any special tax imposed by a local government be approved by a two-thirds vote of the electorate. In September 1995, the California Supreme Court upheld the constitutionality of

Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by nonchartered cities in California without voter approval.

     In 1996, California voters approved "Proposition 218," which added Articles XIIIC and XIIID to the state's Constitution generally requiring voter approval of most tax or fee increases by local governments and curtailing local government use of benefit assessments to fund certain property-related services to finance infrastructure. Proposition 218 also limits the use of special assessments or "property-related" fees to services or infrastructure that confer a "special benefit" to specific property; police, fire and other services are now deemed to benefit the public at large and, therefore, could not be funded by special assessments. Finally, the amendments enable the voters to use their initiative power to repeal previously-authorized taxes, assessments, fees and charges. The interpretation and application of Proposition 218 will ultimately be determined by the courts. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced. It remains to be seen, as such, what impact these Articles will have on existing and future California security obligations.

     The Governor recently proposed that California reduce its Vehicle License Fee (a personal property tax on the value of automobiles, the "VLF") by 75% over five years, by which time the tax cut would be more than $3.5 billion annually. Under current law, the VLF is entirely dedicated to city and county government, and the Governor proposed to use the General Fund to offset the loss of VLF funds to local government. All of the Governor's proposals must be negotiated with the State Legislature of California as part of the annual budget process. Starting on January 1, 1999, the VLF will be reduced by 25%, at a cost to the General Fund of approximately 500 million in the 1998-1999 Fiscal Year and about $1 billion annually thereafter. The State Legislature enacted a one-year additional reduction of 10 percent of the VLF starting on January 1, 2000, resulting in a reduction in the General Fund of about $250 million in fiscal years 1999-00 and 2000-01 to make up funding lost to local governments. The status of this reduction with respect to future fiscal years remains subject to revenue level requirements. Several other targeted tax cuts, primarily for businesses, also were approved at a cost of $54 million in Fiscal Year 1999-00.

     Other Information.  Certain debt obligations held by the Funds may be
     -----------------
obligations payable solely from lease payments on real or personal property leased to the state, cities, counties or their various public entities. California law provides that a lessor may not be required to make payments during any period that it is denied use and occupancy of the property in proportion to such loss. Moreover, the lessor only agrees to appropriate funding for lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by a Fund would not be paid in a timely manner.

     Certain debt obligations held by the Funds may be obligations payable solely from the revenues of health care institutions. The method of reimbursement for indigent care, California's selective contracting with health care providers for such care and selective contracting by health insurers for care of its beneficiaries now in effect under California and federal law may adversely affect these revenues and, consequently, payment on those debt obligations.

     There can be no assurance that general economic difficulties or the financial circumstances of California or its towns and cities or its trading partners in Asia, where California exports $50 billion in goods representing nearly half of $105 billion in total exports, will not adversely affect the market value of California municipal securities or the ability of obligors to continue to make payments on such securities. Recently, however, the economic picture has brightened considerably, as both the nation and California appear to have avoided a major slowdown emanating from the crisis in Asia and Latin America. Based on continued growth in real gross domestic product, increased retail sales based upon strong consumer confidence and other factors. Employment data revisions in California revealed that instead of slowing in late 1998 and early 1999, as assumed, wage and salary jobs in the state continued to expand at a healthy pace. This trend is expected to continue through 1999.

                            SPECIAL CONSIDERATIONS
                   AFFECTING MINNESOTA MUNICIPAL OBLIGATIONS

     The following highlights some of the more significant financial trends and issues affecting Minnesota and its economy and is based on information drawn from official statements, government web sites and other resources publicly available as of the date of this SAI. Wells Fargo Bank has not independently verified any of the information contained in such resources, but is unaware of any fact which would render such information inaccurate.

     Constitutional State Revenue Limitations.  Minnesota's constitutionally
     ----------------------------------------
prescribed fiscal period is a biennium. No agency or other entity may spend more than its "allotment." The State's Commissioner of Finance, with the approval of the Governor, is required to reduce excess allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may seek legislative action when a large reduction in expenditures appears necessary, and if the State's legislature is not in session, the Governor is empowered to convene a special legislative session.

     Effect of Limitations on Ability to Pay Bonds.  There are no constitutional
     ---------------------------------------------
or statutory provisions which would impair the ability of Minnesota municipalities, agencies or instrumentalities to meet their bond obligations if the bonds have been properly issued.

     Minnesota's Economy.  Diversity and a significant natural resource base are
     -------------------
two important characteristics of Minnesota's economy. When viewed in 1996 on an aggregate level, the structure of the State's economy parallels the structure of the United States economy as a whole. State employment in 10 major sectors was distributed in approximately the same proportions as national employment. In all sectors, the share of total State employment was within 2.5 percentage points of national employment share.

     In 1996, Minnesota's per capita gross state product (GSP) of $30,395 was more than 5 percent higher than the U.S.'s per capita gross domestic product
(GDP) of $28,766.  In addition, between

1988 and 1996, Minnesota's GSP increased by 26.5 percent compared to an 18.3 percent increase of U.S. GDP.

     Minnesota's employment in the finance, insurance and real estate (FIRE) sector grew at a rate of 20.1 percent, increasing from 117,738 employees in 1988 to 141,413 in 1996. This rate of increase was nearly seven times that of the nation's FIRE sector. Employment in Minnesota's business services industry grew by more than 68 percent between 1988 and 1996. This increase was driven in part by the outstanding growth in the computer programming, data processing, and other computer related services industry, which grew by more than 120 percent during the same period.

     Minnesota has one of the fastest growing populations in the Midwest. Migration from other states, a low death rate, a moderate birth rate and increasing minority populations have all contributed to Minnesota's population increase. The eight fastest growing counties in Minnesota between 1990 and 1996 are counties on the suburban fringe of the Minneapolis-St. Paul metropolitan area. More than 71 percent of Minnesota's population lives in the state's ten largest metropolitan statistical areas and cities.

     Minnesota's real per capita personal income grew by 3.6 percent between 1995 and 1996 - more than double the rate of the national average. Minnesota had the highest per capita personal income among the Plains states and the second highest among all Midwest states in 1996. Nationally, Minnesota ranked 11/th/ in per capita personal income in 1996, up from 19/th/ place in 1995 and 17/th/ place in 1990.

     For 1998, Minnesota's annual average unemployment rate, at 2.5 percent, is the lowest in the nation. The national annual average unemployment rate in 1998 was 4.5 percent. Minnesota's labor force participation rate, at 74.5 percent, was the second highest in the nation in 1997. The national labor force participation rate was 67.1 percent in 1997.

     Minnesota had the 12/th/ lowest poverty rate nationally, at 9.7 percent in 1996/97. The national poverty rate was 13.5 percent in 1996/97. Minnesota had the seventh highest median income for a four-person family, at $60,577 in 1997. The national median income for a four-person family was $53,350 in 1997. Minnesota had the 11/th/ highest per capita personal income, at $27,510 in 1998. The national per capita personal income was $26,412 in 1998.

     The State of Minnesota has recently enjoyed a budget surplus. The 1999 Legislature allocated $28.3 billion in general fund resources for the three year period of fiscal years 1999, 2000 and 2001. Of the $28.3 billion, $2.9 billion resulted from revenue surpluses available in FY 1999 and $25 billion is from resources projected to be available in FY 2000 and 2001. An additional $400 million was made available by converting $400 million of capital projects funded with general fund appropriations to projects funded with the sale of general obligation bonds.

     For 1999, the Legislature enacted a sales tax rebate of $1.25 billion which was funded out of FY 1999 resources. Tobacco settlement funds received in FY 1999 of $460.8 million were transferred to the tobacco settlement fund in FY 1999. Supplemental appropriations of about $77 million were also made in FY 1999. Allocations in FY 2000-01 include state tax reductions of $1.4 billion, another $507 million to the tobacco settlement fund and $23.44 billion for programs. The general fund is the largest single portion of the state budget. Appropriations from other funds will bring all appropriations in the state budget for FY 2000-01 to approximately $37 billion. Other funds are usually dedicated for specific purposes such as health care access and highways and bridges.

     The State of Minnesota has no obligation to pay any bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Fund are expected to be obligations other than general obligations of the State of Minnesota itself, there can be no assurance that the same factors that adversely affect the economy of the State generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officers of the Trust are listed below. The address of each, unless otherwise indicated, is 525 Market Street, 12th Floor, San Francisco, CA 94105. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                            Principal Occupations
Name, Age and Address                   Position            During Past 5 Years
---------------------                   --------            -------------------
*Robert C. Brown, 65                    Trustee             Director, Federal Farm Credit Banks Funding
5038 Kestral Parkway South                                  Corporation and Farm Credit System Financial
Sarasota, FL 34231                                          Assistance Corporation since February 1993.

Donald H. Burkhardt, 70                 Trustee             Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                     Trustee             Private Investor.
415 Walsh Road
Atherton, CA  94027

Thomas S. Goho, 56                      Trustee             Business Associate Professor, Wake Forest
321 Beechcliff Court                                        University, Calloway School of Business and
Winston-Salem, NC  27104                                    Accountancy since 1994.

Peter G. Gordon, 56                     Trustee             Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                    Water Company and President of Crystal Geyser
55 Francisco Street, Suite 410                              Roxane Water Company since 1977.

                                                            Principal Occupations
Name, Age and Address                   Position            During Past 5 Years
---------------------                   --------            -------------------
San Francisco, CA  94133

*W. Rodney Hughes, 72                   Trustee             Private Investor.
31 Dellwood Court
San Rafael, CA  94901

*Richard M. Leach, 63                   Trustee             President of Richard M. Leach Associates (a
P.O. Box 1888                                               financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                    Trustee             Private Investor/Real Estate Developer;
10 Legare Street                                            Chairman of Vault Holdings, LLC.
Charleston, SC  29401

Timothy J. Penny, 45                    Trustee             Senior Counselor to the public relations firm
500 North State Street                                      of Himle-Horner since January 1995 and Senior
Waseca, MN 56093                                            Fellow at the Humphrey Institute, Minneapolis,
                                                            Minnesota (a public policy organization) since
                                                            January 1995.

Donald C. Willeke, 59                   Trustee             Principal on the law firm of Willeke & Daniels.
201 Ridgewood Avenue
Minneapolis, MN 55403

Michael J. Hogan, 41                    President           Executive Vice President of Wells Fargo Bank,
                                                            N.A. since July 1999.  Senior Vice President
                                                            of Wells Fargo Bank, N.A. from April 1997 to
                                                            May 1999.  Vice President of American Express
                                                            Financial Advisors from May 1996 to April
                                                            1997, and Director of American Express
                                                            Financial Advisors from March 1993 to May 1996.

Karla M. Rabusch, 41                    Treasurer           Senior Vice President of Wells Fargo Bank,
                                                            N.A., since May 2000.  Vice President of Wells
                                                            Fargo Bank, N.A. from December 1997 to May
                                                            2000.  Prior thereto, Director of Managed
                                                            Assets Investment Accounting of American
                                                            Express Financial Advisors from May 1994 to
                                                            November 1997.

C. David Messman, 40                    Secretary           Vice President and Senior Counsel of Wells
                                                            Fargo Bank, N.A. since January 1996.  Prior
                                                            thereto, Branch Chief, Division of Investment
                                                            Management, U.S. Securities and Exchange
                                                            Commission.

                                             Principal Occupations
Name, Age and Address       Position         During Past 5 Years
---------------------       --------         -------------------

     Each of the Trustees and Officers listed above act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of the Trust, and of each other trust in the Fund Complex.

     Each Trustee receives an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also receives a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000 combined fee. These fees apply equally for in-person or telephonic meetings, and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's officers are not compensated by the Trust for their services. For the year ended March 31, 2000, the Trustees received the following compensation:

                              Compensation Table
                           Year Ended March 31, 2000
                           -------------------------

     Trustee                                         Compensation
     -------                                         ------------
     Robert C. Brown                                    $15,435
     Donald H. Burkhardt                                $14,467
     Jack S. Euphrat                                    $19,337
     Thomas S. Goho                                     $19,337
     Peter G. Gordon                                    $19,337
     W. Rodney Hughes                                   $19,087
     Richard M. Leach                                   $15,435
     J. Tucker Morse                                    $19,087
     Timothy J. Penny                                   $15,685
     Donald C. Willeke                                  $15,685

     As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Company.

     Investment Advisor.  Wells Fargo Bank provides investment advisory services
     ------------------
to the Funds. As investment adviser, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank provides the Funds with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its advisory services, Wells Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                                Annual Rate
     Fund                                             (as percentage of net assets)
     ----                                             ------------------------------
     California Tax-Free Money Market                              0.30%
     California Tax-Free Money Market Trust                        0.20%
     Cash Investment Money Market                                  0.10%
     Government Money Market                                       0.35%
     Minnesota Money Market                                        0.30%
     Money Market                                                  0.40%
     Money Market Trust                                            0.20%
     National Tax-Free Institutional Money Market                  0.10%
     National Tax-Free Money Market Trust                          0.20%
     National Tax-Free Money Market                                0.25%
     Overland Express Sweep                                        0.45%
     Prime Investment Money Market                                 0.10%
     Treasury Plus Institutional Money Market                      0.10%
     Treasury Plus Money Market                                    0.35%
     100% Treasury Money Market                                    0.35%

     As discussed in the "Historical Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid to either Wells Fargo Bank or NIM by the predecessor portfolio that is considered the surviving entity for accounting purposes.

     For the periods indicated below, the following Funds paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                                       Year-Ended                Year-Ended               Year-Ended
                                        3/31/00                   3/31/99                  3/31/98
                                        -------                   -------                  -------
    Fund                        Fees Paid    Fees Waived  Fees Paid    Fees Waived  Fees Paid    Fees Waived
    ----                        ---------    -----------  ---------    -----------  ---------    -----------
California Tax-Free Money
   Market                       $ 2,709,905  $ 7,309,075  $ 2,582,252  $ 8,080,829  $ 1,558,667     $ 6,538,104
California Tax-Free Money
   Market Trust                 $         0  $ 1,656,725  $   222,601  $ 2,587,650  $   177,771/1/  $ 1,584,831/1/
Money Market                    $19,726,621  $30,308,728  $19,972,073  $15,848,357  $13,524,289     $11,407,557
Money Market Trust              $         0  $   681,177  $   209,758  $ 1,105,896  $   338,449     $ 1,356,100
National Tax-Free Money
   Market Trust                 $         0  $   333,989  $    91,087  $   474,374  $   113,030/2/  $   103,939/2/
Overland Express Sweep3         $14,323,596  $ 1,045,991  $11,667,208  $   934,459  $ 2,679,378     $   104,602
Treasury Plus Institutional
   Money Market                 $   628,984  $ 3,315,845  $ 1,243,305  $ 1,468,464  $   708,927     $ 1,647,461

Treasury Plus Money
   Market                       $ 1,391,509  $ 3,697,134  $ 1,297,540  $ 1,995,453  $   507,237   $ 1,721,124

_______________________
/1/  For the period begun May 5, 1997 and ended March 31, 1998.
/2/  For the period begun November 10, 1997 and ended March 31, 1998.
/3/ Amounts shown for the fiscal year ended March 31, 1998 include combined figures for the three-month period ended March 31, 1998 and the fiscal year ended December 12, 1997. The Overland Express Sweep Fund predecessor portfolio paid $5,540,534 in advisory fees, without waiver, for the 1997 fiscal year.

         For the period ended March 31, 2000, the following Funds paid to Wells Fargo Bank and NIM, and for all other periods paid solely to NIM, the following advisory fees and waived the indicated amounts:

                                     Period-Ended              Year-Ended                Year-Ended
                                        3/31/00                   5/31/99                   5/31/98
                                        -------                   -------                   -------
    Fund                        Fees Paid     Fees Waived  Fees Paid     Fees Waived  Fees Paid    Fees Waived
    ----                        ---------     -----------  ---------     -----------  ---------    -----------
Cash Investment Money
   Market Fund                   $   514,053  $3,790,119   $        0    $      0     $8,604,888   $640,532
Government Money Market
   Fund                          $ 5,895,591  $1,030,495   $3,827,097    $      0     $3,114,327   $      0
National Tax-Free
   Institutional Money
   Market Fund                   $   922,404  $1,124,246   $3,911,866    $      0     $2,961,387   $165,379
National Tax-Free Money
   Market Fund                   $ 1,032,106  $  760,591   $3,911,866    $      0     $2,961,387   $165,379
Prime Investment Money
   Market Fund                   $         0  $   35,715   $        0    $      0     $3,344,445   $      0
100% Treasury Money
   Market Fund                   $ 2,434,828  $1,115,606   $2,328,016    $      0     $1,836,567   $      0

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

     Investment Sub-Advisor.  Wells Fargo Bank has engaged Wells Capital
     ----------------------
Management ("WCM") to serve as investment sub-adviser to the Funds. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Trust, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. WCM furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. WCM and also furnishes such additional reports and information as Wells Fargo Bank and the Trust's Board of Trustees and officers may reasonably request. Wells Fargo Bank may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to WCM, its wholly owned subsidiary.

     As compensation for its sub-advisory services to each Fund, WCM is entitled to receive a monthly fee equal to an annual rate of 0.05% of the first $1 billion of the Fund's average daily net assets and 0.04% of net assets over $1 billion. These fees may be paid by Wells Fargo Bank or directly by the Funds. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly.

     Administrator.  The Trust has retained Wells Fargo Bank as Administrator on
     -------------
behalf of each Fund. Under the Administration Agreement between Wells Fargo Bank and the Trust, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo Bank also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of up to 0.15% of each Fund's average daily net assets on an annual basis.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amounts of administration fees paid shows the dollar amount of fees paid to the Administrator(s) by the predecessor portfolio that is considered the surviving entity for accounting purposes.

                            FORMER STAGECOACH FUNDS

     The predecessor Stagecoach Funds had retained Wells Fargo Bank as Administrator from March 25, 1999 through the date of the Reorganization, on the same terms as are currently in effect. Prior to March 25, 1999, the predecessor Stagecoach Funds had retained Wells Fargo Bank as Administrator and Stephens as Co-Administrator on behalf of each Fund. Wells Fargo Bank and Stephens were entitled to receive monthly fees of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund. Prior to February 1, 1998, Wells Fargo Bank and Stephens received a monthly fees of 0.04% and 0.02%, respectively, of the average daily net assets of each Fund. In connection with the change in fees, the responsibility for performing various administration services was shifted to the Co-Administrator. Except as described below, prior to February 1, 1997, Stephens served as sole Administrator and performed substantially the same services now provided by Wells Fargo Bank.

     For the periods indicated below, the following Funds paid the following dollar amounts to Wells Fargo Bank and Stephens for administration and co-administration fees:

                                      Year-Ended               Year-Ended              Year-Ended
                                        3/31/00                 3/31/99                  3/31/98
                                        -------                 -------                  -------

                                        Wells                    Wells                   Wells
    Former Stagecoach Fund              Fargo      Stephens      Fargo     Stephens      Fargo        Stephens
    ----------------------              -----      --------      -----     --------      -----        --------
California Tax-Free Money
   Market                             $ 2,888,842  $  722,211  $  851,428  $  642,305  $  673,412     $  331,680
California Tax-Free Money
   Market Trust                       $   667,466  $  166,867  $  224,974  $  169,717  $   61,029/*/  $   30,059/*/
Money Market                          $15,010,605  $3,752,651  $3,503,263  $2,642,812  $2,587,214     $1,274,300
Money Market Trust                    $   585,590  $  146,397  $  209,978  $  158,405  $  105,366     $   51,897
National Tax-Free Money
   Market Trust                       $   296,787  $   74,197  $   90,349  $   68,158  $   35,188/2/  $   17,332/2/
Overland Express Sweep                $ 4,098,557  $1,024,639  $1,117,348  $  842,911         N/A            N/A
Treasury Plus Institutional Money
   Market                             $ 2,176,458  $  544,115  $  875,285  $  660,303  $  759,710     $  374,186
Treasury Plus Money Market            $ 2,226,191  $  556,548  $  875,285  $  660,303  $  759,710     $  374,186

--------------------
/*/  For the period begun May 5, 1997 and ended March 31, 1998.
/2/  For the period begun November 10, 1997 and ended March 31, 1998.

     Overland Express Sweep Fund.  Prior to the Consolidation, Wells Fargo Bank
     ---------------------------
and Stephens served as Administrator and Co-Administrator, respectively, to the Overland predecessor portfolio under substantially similar terms as those described above.

     For the periods indicated below, the Overland Express Sweep Fund paid to Wells Fargo Bank and Stephens the dollar amounts in administration and co-administration fees indicated below.

                    Three-Month
                    Period Ended                                       Year Ended
                       3/31/98                                         12/31/97/*/
                       -------                                         -----------

     Total           Wells Fargo       Stephens        Total          Wells Fargo     Stephens
     -----           -----------       --------        -----          -----------     --------
  $409,092            $274,092         $135,000      $1,211,007        $242,201       $968,806

---------------------
/*/ Prior to December 12, 1997, these amounts reflect fees paid by the Overland predecessor portfolio.

                             FORMER NORWEST FUNDS

     With respect to the predecessor Norwest Funds, Forum Financial Services, Inc. ("Forum") managed all aspects of the operation of the Funds, except those which were the responsibility of Forum Administrative Services, LLC ("FAS") as administrator or Norwest in its capacity as administrator.

     For the periods indicated below, the following Funds paid the following dollar amounts as administration fees:

                                                Year-Ended                Year-Ended        Year-Ended        Year-Ended
                                                 3/31/00                    5/31/99           5/31/98           5/31/97
                                                ---------                   -------           -------           -------
Former Norwest Fund                   Wells Fargo         Stephens           Forum             Forum             Forum
-------------------                   -----------         --------           -----             -----             -----
Cash Investment Money
   Market Fund                         $6,186,475        $1,546,619        $1,385,002        $3,708,842        $1,352,466
Government Money Market
   Fund                                $2,864,794        $  716,199        $  142,795        $2,134,700        $1,140,934
National Tax-Free
   Institutional Money Market
   Fund                                $  935,749        $  233,870        $  610,743        $  896,734        $1,396,600
National Tax-Free Money
   Market Fund                         $  490,494        $  122,623        $  610,743        $  896,734        $1,396,600
Prime Investment Money
   Market Fund                         $  591,098        $  147,774        $  641,504        $1,182,178        $1,070,654
100% Treasury Money
   Market Fund                         $1,433,530        $  358,383        $  803,340        $1,154,681        $  728,447

     Distributor.  Stephens (the "Distributor"), located at 111 Center Street,
     -----------
Little Rock, Arkansas 72201, serves as Distributor for the Funds. The Overland Express Sweep Fund and Money Market Fund have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for the Classes of shares listed below. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plans and pursuant to the related Distribution Agreement, the indicated Classes of shares of the following Funds will pay Stephens the amounts listed below as compensation for distribution-related services or as reimbursement for distribution-related expenses. The fees are expressed as a percentage of the average daily net assets attributable to each Class.

               Fund                               Fee
               ----                               ---
          Money Market Fund
             Class B                             0.75%

          Overland Express Sweep Fund
             Single Class                        0.30%

     The actual fee payable to the Distributor by the above-indicated Funds and Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents

(which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the fees received by the Funds' Distributor shows the fees paid by the predecessor portfolio that is considered the surviving entity for accounting purposes to its respective Distributor.

     For the year ended March 31, 2000, the following Funds paid Stephens the following fees for distribution-related services:

                                                     Printing &
                                                      Mailing           Marketing          Underwriters
         Fund                        Total          Prospectuses        Brochures          Compensation
         ----                        -----          ------------        ---------          ------------
Money Market
      Class B                    $10,676,583             N/A             $     0            $10,767,583

Overland Express Sweep           $10,246,391             N/A             $26,415            $10,219,976

     General.  The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Funds or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plans may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Funds, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan requires that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit each Fund and its shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     Shareholder Servicing Agent.  The Funds have approved a Shareholder
     ---------------------------
Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund, on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Trust's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

               Fund                                                    Fee
               ----                                                    ---
               California Tax-Free Money Market Fund
                   Class A                                             0.25%
                   Service Class                                        N/A

               California Tax-Free Money Market Trust                   N/A

               Cash Investment Money Market Fund
                   Service Class                                       0.25%
                   Institutional Class                                  N/A

               Government Money Market Fund
                   Class A                                             0.25%
                   Service Class                                        N/A

               Minnesota Money Market Fund
                   Class A                                             0.25%

               Money Market Fund
                   Class A                                             0.25%
                   Class B                                             0.25%

               Money Market Trust                                       N/A

               Fund                                                    Fee
               ----                                                    ---
               National Tax-Free Institutional Money Market Fund
                   Service Class                                       0.25%
                   Institutional Class                                  N/A


               National Tax-Free Money Market Fund
                   Class A                                             0.25%

               National Tax-Free Money Market Trust                     N/A

               Prime Investment Money Market Fund
                   Service Class                                       0.25%

               Overland Express Sweep Fund                              N/A

               Treasury Plus Institutional Money Market Fund
                   Service Class                                       0.25%
                   Institutional Class                                  N/A


               Treasury Plus Money Market Fund
                   Class A                                             0.25%

               100% Treasury Money Market Fund
                   Class A                                             0.25%

     General.  Each Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Trustees of the Trust and the Non-Interested Trustees. Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     Each Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     Custodian.  Wells Fargo Bank Minnesota, N.A. ("Norwest Bank"), located at
     ---------
6th & Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each

Fund. For its services as Custodian, Norwest Bank is entitled to receive 0.02% of the average daily net assets of each Fund.

     Fund Accountant.  Forum Accounting Services, LLC ("Forum Accounting"),
     ---------------
located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Funds. Forum Accounting served as Fund Accountant for the predecessor Norwest Funds whereas Wells Fargo Bank served as Fund Accountant for the predecessor Stagecoach Funds.

     For its services as Fund Accountant, Forum Accounting is entitled to receive a monthly base fee per Fund ranging from $2,000 up to $5,833 for Funds with significant holdings of asset-backed securities. In addition, each Fund pays a monthly fee of $1,000 per class. Forum Accounting is also entitled to receive a fee equal to 0.0025% of the average annual daily net assets of each Fund.

     Transfer and Dividend Disbursing Agent.  Boston Financial Data Services,
     --------------------------------------
Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all of the Funds of the Trust, Wells Fargo Core Trust and Wells Fargo Variable Trust.

     Underwriting Commissions.  Stephens serves as the principal underwriter
     ------------------------
distributing securities of the Funds on a continuous basis. Stephens served as principal underwriter of the Stagecoach predecessor portfolios whereas Forum served as underwriter of the predecessor Norwest portfolios. The information shown below regarding underwriting commissions paid for the last three fiscal years reflects the amounts paid by the predecessor Stagecoach Fund family and Norwest Fund family.

     For the periods indicated below, the aggregate dollar amount of underwriting commissions paid to Stephens by the predecessor Stagecoach Fund family and the amounts retained by Stephens are as follows:

               Period Ended                            Period Ended
                  9/30/99                                3/31/98
               ------------                            ------------
            Paid      Retained                      Paid      Retained
            ----      --------                      ----      --------
         $5,918,661  $2,643,558                  $7,671,295   $939,892


                           PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

        Average Annual Total Return for the Year Ended March 31, 2000/1/
        ----------------------------------------------------------------

  Fund                                                     Inception/2/        Ten Year         Five Year     One Year
  ----                                                     ------------        --------         ---------     --------
  California Tax-Free Money Market
     Class A                                                  2.61%              N/A              2.75%        2.51%
     Service Class                                            2.62%              N/A              2.77%        2.58%

  California Tax-Free Money Market Trust                      3.04%              N/A               N/A         2.93%

  Cash Investment Money Market
     Service Class                                            5.70%             5.09%             5.31%        5.16%
     Institutional Class                                      5.71%             5.10%             5.33%        5.26%

  Government Money Market
     Class A                                                  5.20%             4.61%             4.84%        4.69%
     Service Class                                            5.46%             4.87%             5.10%        4.95%

  Money Market
     Class A                                                  4.38%              N/A              4.92%        4.84%
     Class B                                                  3.63%              N/A              4.15%        4.10%

  Money Market Trust                                          4.93%              N/A              5.51%        5.43%

  National Tax-Free Institutional Money Market
     Service Class                                            3.67%             3.28%             3.28%        3.07%
     Institutional Class                                      3.67%             3.29%             3.30%        3.13%

Fund                                                     Inception/2/        Ten Year         Five Year          One Year
----                                                     ------------        --------         ---------          --------
National Tax-Free Money Market
   Class A                                                  3.55%             3.14%             3.07%             2.84%
National Tax-Free Money Market Trust                        3.26%              N/A               N/A              3.30%

Overland Express Sweep                                      3.75%              N/A              4.41%             4.32%

Prime Investment Money Market
   Service Class                                            5.02%              N/A               N/A              5.08%

Treasury Plus Institutional Money Market
   Service Class                                            5.55%             4.80%             5.04%             4.76%
   Institutional Class                                      5.60%             4.88%             5.21%             4.98%

Treasury Plus Money Market
   Class A                                                  5.35%             4.57%             4.80%             4.20%

100% Treasury Money Market
   Class A                                                  4.28%              N/A              4.66%             4.47%
   Service Class                                            4.48%              N/A              4.85%             4.67%

____________________
/1/ For purposes of showing performance information, the inception date of each Fund's predecessor portfolio is the commencement date stated in the "Historical Fund Information" section.

     Cumulative Total Return:  In addition to the above performance information,
     -----------------------
each Fund may also advertise the cumulative total return of the Fund.
Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

           Cumulative Total Return for the Year Ended March 31, 2000
           ---------------------------------------------------------

Fund                                                  Inception/1/       Ten Year         Five Year          One Year
----                                                  ------------       --------         ---------          --------
California Tax-Free Money Market
   Class A                                               23.69%            N/A              14.54%             2.51%
   Service Class                                         23.77%            N/A              14.61%             2.58%

California Tax-Free Money Market Trust                    9.10%            N/A               N/A               2.93%

Cash Investment Money Market Trust
   Service Class                                         99.63%           64.31%            29.51%             5.16%
   Institutional Class                                   99.82%           64.31%            29.51%             5.16%

Government Money Market
   Class A                                               87.26%           56.95%            26.63%             4.69%
   Service Class                                         93.12%           60.91%            28.22%             4.95%

Money Market
   Class A                                               39.37%            N/A              27.17%             4.84%
   Class B                                               31.87%            N/A              22.56%             4.10%

Money Market Trust                                       58.24%            N/A              30.78%             5.43%

National Tax-Free Institutional Money Market
   Service Class                                         55.33%           38.14%            17.54%             3.07%
   Institutional Class                                   55.42%           38.22%            17.61%             3.13%

National Tax-Free Money Market
   Class                                                 53.25%           36.29%            16.33%             2.84%

National Tax-Free Money Market Trust                      7.95%            N/A               N/A               3.30%

Overland Express Sweep                                   36.69%            N/A              24.08%             4.32%

Prime Investment Money Market
   Service Class                                          8.05%            N/A               N/A               5.08%

Treasury Plus Institutional Money Market
   Service Class                                        118.73%           59.82%            27.90%             4.76%
   Institutional Class                                  120.36%           61.00%            28.94%             4.98%

Treasury Plus Money Market
   Class A                                              112.91%           56.95%            26.95%             4.57%

100% Treasury Money Market
   Class A                                               47.86%             N/A             25.55%             4.47%
   Service Class                                         50.50%             N/A             26.74%             4.67%

____________________
/1/ For purposes of showing performance information, the inception date of each Fund is the predecessor portfolio is the commencement date stated in the "Historical Fund Information" section.

     Yield Calculations:  The Funds may, from time to time, include their
     ------------------
yields, tax-equivalent yields (if applicable) and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                           YIELD = 2[(a - b + 1)/6/ -1]
                                      -----
                                       cd

     where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

     Tax-Equivalent Yield:  Quotations of tax-equivalent yield for a Tax-Free
     --------------------
Fund are calculated according the following formula:

                        TAX EQUIVALENT YIELD = ( E ) + t
                                                ---
                                             1 - p
                           E = Tax-exempt yield
                           p = stated income tax rate
                           t = taxable yield

     Effective Yield:  Effective yields for the Funds are based on the change in
     ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day (or thirty-day) period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/7 (or 365/30 for thirty-day yield), with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

          Effective Seven-Day Yield = [(Base Period Return +1)/365/7/]-1

             Yield for the Applicable Period Ended March 31, 2000
             ----------------------------------------------------

                                                            Seven-Day       Seven-Day                      Thirty-Day
                                                            Effective    Tax-equivalent    Thirty-Day    Tax-Equivalent
Fund                                                          Yield          Yield/1/        Yield           Yield/1/
----                                                        ---------    --------------    ----------    --------------
California Tax-Free Money Market
   Class A                                                    2.71%            4.95%         2.65%              4.84%
   Service Class                                              2.91%            5.31%         2.85%              5.20%

California Tax-Free Money Market Trust                        3.23%            5.90%         3.13%              5.71%

Cash Investment Money Market                                  5.94%             N/A          5.67%               N/A
   Service Class                                              6.18%             N/A          5.90%               N/A
   Institutional Class

Government Money Market
   Class A                                                    5.42%             N/A          5.16%               N/A
   Service Class                                              5.68%             N/A          5.41%               N/A

Minnesota Money Market                                         N/A              N/A           N/A                N/A

Money Market Trust                                            6.18%             N/A          5.89%               N/A

National Tax-Free Institutional Money Market
   Service Class                                              3.49%            6.04%         3.38%              5.83%
   Institutional Class                                        3.65%            5.78%         3.52%              5.60%

National Tax-Free Money Market
   Class A                                                    3.29%            5.45%         3.16%              5.23%

National Tax-Free Money Market Trust                          3.78%            6.26%         3.66%              6.06%

Overland Express Sweep                                        5.03%             N/A          4.82%               N/A

Prime Investment Money Market
   Service Class                                              5.84%             N/A          5.50%               N/A

Treasury Plus Institutional Money Market
   Service Class                                              5.52%             N/A          5.27%               N/A
   Institutional Class                                        5.74%             N/A          5.48%               N/A

Treasury Plus Money Market
   Class A                                                    5.37%             N/A          5.13%               N/A

100% Treasury Money Market
   Class A                                                    5.29%             N/A          5.05%               N/A
   Service Class                                              5.48%             N/A          5.24%               N/A

_______________________
/1/ Based on the combined state and federal income tax rate of 45.22% for the California Funds, and the federal income tax rate of 39.60% for the National tax-free Funds.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund or Class in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by World Gold Council), Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of the Funds or a Class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a Class with that of competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry

Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

     In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     From time to time, the Funds may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management (formerly, Wells Fargo Investment Management), a division of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment adviser and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of June 30, 1999, Wells Fargo Bank and its affiliates managed over $131 billion in assets.

     The Trust also may discuss in advertising and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Funds may be made via a "sweep" arrangement, including, without limitation, the Managed Sweep Account, Money Market Checking Account and Money Market Access Account (collectively, the "Sweep Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Funds through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep Account, a description of any ATM or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value ("NAV") per share for each class of the Funds is determined as of the times listed in the chart below:

          -----------------------------------------------------------------------------------
                                                                    NAV Calculation Time
          Funds                                                        (Pacific Time)
          -----------------------------------------------------------------------------------
          California Tax-Free Money Market Fund                           9:00 a.m.
          -----------------------------------------------------------------------------------
          California Tax-Free Money Market Trust                          9:00 a.m.
          -----------------------------------------------------------------------------------
          Cash Investment Fund                                            2:00 p.m.
          -----------------------------------------------------------------------------------
          Government Money Market Fund                                    12:00 Noon
          -----------------------------------------------------------------------------------
          Minnesota Money Market Fund                                     9:00 a.m.
          -----------------------------------------------------------------------------------
          Money Market Fund                                               12:00 Noon
          -----------------------------------------------------------------------------------
          Money Market Trust                                              12:00 Noon
          -----------------------------------------------------------------------------------
          National Tax-Free Institutional Money Market Fund               9:00 a.m.
          -----------------------------------------------------------------------------------
          National Tax-Free Money Market Fund                             11:00 a.m.
          -----------------------------------------------------------------------------------
          National Tax-Free Money Market Trust                            9:00 a.m.
          -----------------------------------------------------------------------------------
          Overland Express Sweep Fund                                     12:00 Noon
          -----------------------------------------------------------------------------------
          Prime Investment Money Market Fund                              12:00 Noon
          -----------------------------------------------------------------------------------
          Treasury Plus Institutional Money Market Fund                   2:00 p.m.
          -----------------------------------------------------------------------------------
          Treasury Plus Money Market Fund                                 2:00 p.m.
          -----------------------------------------------------------------------------------
          100% Treasury Money Market Fund                                 10:00 a.m.
          -----------------------------------------------------------------------------------

     If the markets for the instruments and securities the Funds invest in close early, the Funds may close early and may value their shares at earlier times under these circumstances. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

     Each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Funds' portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations. It is the intention of the Funds to maintain a per share net asset value of $1.00, but there can be no assurance that each Fund will do so.

     Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business (a "Business Day"). The Funds are open on any day Wells Fargo Bank is open. Wells Fargo Bank is open Monday through Friday and is closed on federal bank holidays. Currently, those holidays are New Year's Day, President's Day, Martin Luther King Jr. Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

     Purchase orders for a Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the trading markets for both U.S. government securities and money market instruments close early, the Funds will close early. On these days, the net asset value calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than 12:00 Noon.

     Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Funds for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund.

     A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Reduced Sales Charges for former Norwest Advantage Fund Class B
     ---------------------------------------------------------------
Shareholders.  No contingent deferred sales charge is imposed on redemptions of
------------
Money Market Fund Class B shares received in exchange for Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or
Section 403(b) custodial account or from a qualified retirement plan.

     In general Class B shares exchanged for Money Market Fund Class B shares retain their original CDSC schedule and any reduced sales charges privileges. Please refer to the prospectus for the original shares regarding applicable schedules and waivers.

     Reduced Sales Charges for Employees of the Transfer Agent.  Employees of
     ---------------------------------------------------------
Boston Financial Data Services, Inc., transfer agent for the Trust, may purchase Class A shares of all of the Wells Fargo Funds at net asset value.

                            PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Funds may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.

     Wells Fargo Bank, as the Investment Advisor of each of the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences.

                                 FUND EXPENSES

     Wells Fargo Bank ("WFB") is contractually obligated to reimburse each Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. The minimum term of the contract is one year from the closing date of the reorganization, which was November 5, 1999. After this time, the contract remains in effect unless the Board acts to reduce or eliminate such waivers. WFB has committed to maintain current net operating expense ratios through July 31, 2001. Actual reimbursements and waivers have a positive effect on performance information. For the year ended March 31, 2000, Wells Fargo Bank waived a portion of each Fund's expenses. Expense waiver information is included in the Funds' Statements of Operations listed in their Annual Report.

     Except for the expenses borne by Wells Fargo Bank, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against a Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including a Fund, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus of each Fund generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes and, as applicable, certain California and Minnesota taxes.

     General.  The Trust intends to continue to qualify each Fund as a regulated
     -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied separately to each Fund, rather than to the Trust as a whole. In addition, capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gain distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that each Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds must also distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (including, for this purpose, net short-term capital gain) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund generally will be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     Distributions; Generally.  Although distributions of net investment income
     ------------------------
will be declared daily based on a Fund's daily earnings, for federal income tax purposes, the Fund's "earnings and profits" will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as taxable distributions. Thus, if during a taxable year a Fund's distributions (as declared daily throughout the year) exceed the Fund's earnings and profits (generally the Fund's net investment income and capital gain) as determined at the end of the year, only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a taxable distribution. Distributions in excess of earnings and profits will first be treated as a return of capital up to the amount of a shareholder's basis in its Fund shares and then capital gain. It is expected that a Fund's earnings and profits for a taxable year will equal its distributions applicable to such year.

     Capital Gain Distributions.  Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do not exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to receive in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that

Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Trust may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust also could subject the investor to penalties imposed by the IRS.

     Foreign Shareholders.  Under the Code, distributions attributable to income
     --------------------
on taxable investments, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Capital gain distributions generally are not subject to tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 2000, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to federal income tax withholding. Prospective investors are urged to consult their own tax advisers regarding the New Regulations.

     Tax-Deferred Plans.  The shares of the Funds are available for a variety of
     ------------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes.
Investors should contact their selling agents for details concerning retirement plans. Shares of the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, Minnesota Money Market Fund, National Tax-Free Institutional Money Market Fund, National Tax-Free Money Market Fund and National Tax-Free Money Market Trust (together, the "Tax-Free Funds") would not be suitable investments for tax-deferred plans and tax-exempt investors.

     Additional Considerations for the Tax-Free Funds.  If at least 50% of the
     ------------------------------------------------
value of a regulated investment company's total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay "exempt-interest dividends." The Tax-Free Funds intend to so qualify and are designed to provide investors with a high level of income exempt from federal income tax.

     The portion of total dividends paid by a Tax-Free Fund with respect to any taxable year that constitutes exempt-interest dividends will be the same for all shareholders receiving dividends during such year. Distributions of capital gains or income not attributable to interest on the Fund's tax-exempt obligations will not constitute exempt-interest dividends and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

     Not later than 60 days after the close of its taxable year, each Tax-Free Fund will notify its shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Tax-Free Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Tax-Free Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

     In addition, the federal alternative minimum tax ("AMT") rules ensure that at least a minimum amount of tax is paid by taxpayers who obtain significant benefit from certain tax deductions and exemptions. Some of these deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating AMT.

Among the tax preference items is tax-exempt interest from "private activity bonds." To the extent that a Tax-Free Fund invests in private activity bonds, its shareholders who pay AMT will be required to report that portion of Fund dividends attributable to income from the bonds as a tax preference item in determining their AMT. Shareholders will be notified of the tax status of distributions made by a Tax-Free Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in a Tax-Free Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Free Fund's expenses in computing their AMT. With respect to a corporate shareholder of a Tax-Free Fund, exempt-interest dividends paid by the Fund is included in the corporate shareholder's "adjusted current earnings" as part of its AMT calculation, and may also affect its federal "environmental tax" liability. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about the AMT should consult own their tax advisers.

     Additional Considerations for the California Tax-Free Money Market Fund and
     ---------------------------------------------------------------------------
California Tax-Free Money Market Trust.  If, at the close of each quarter of its
--------------------------------------
taxable year, at least 50% of the value of the total assets of a regulated investment company consists of obligations the interest on which, if held by an individual, is exempt from taxation by California ("California Exempt Securities"), then the regulated investment company will be qualified to pay dividends exempt from California state personal income tax to its non-corporate shareholders (hereinafter referred to as "California exempt-interest dividends"). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. government and U.S. possession obligations. The California Tax-Free Money Market Fund and California Tax-Free Money Market Trust (the "California Funds") intends to qualify under the above requirements so that they can pay California exempt-interest dividends. If the California Funds do not so qualify, no part of their respective dividends to shareholders will be exempt from the California state personal income tax.

     Within sixty days after the close of its taxable year, the California Funds will notify their respective shareholders of the portion of the dividends paid by the respective Fund to each shareholder with respect to such taxable year which is exempt from California state personal income tax. The total amount of California exempt-interest dividends paid by the California Funds with respect to any taxable year cannot exceed the excess of the amount of interest received by the California Funds for such year on California Exempt Securities over any amounts that, if the California Funds were treated as individuals, would be considered expenses related to tax exempt income or amortizable bond premium and would thus not be deductible under federal income or California state personal income tax law. The percentage of total dividends paid for any taxable year which qualifies as California exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund for such year.

     In cases where shareholders are "substantial users" or "related persons" with respect to California Exempt Securities held by the California Funds, such shareholders should consult their tax advisers to determine whether California exempt-interest dividends paid by the Fund with respect to such obligations retain California state personal income tax exclusion. In this connection rules similar to those regarding the possible unavailability of federal exempt-interest dividend treatment to "substantial users" are applicable for California state tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry the California Funds shares is not deductible for California state personal income tax purposes if the California Funds distribute California exempt-interest dividends during the shareholder's taxable year.

     The foregoing is only a summary of some of the important California state personal income tax considerations generally affecting the California Funds and their shareholders. No attempt is made to present a detailed explanation of the California state personal income tax treatment of the California Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any California Fund distributions constituting California exempt-interest dividends is excludable from income for California state personal income tax purposes only. Any distributions paid to shareholders subject to California state franchise tax or California state corporate income tax may be taxable for such purposes. Accordingly, potential investors in the California Funds, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisers with respect to the application of such taxes to the receipt of the California Funds dividends and as to their own California state tax situation, in general.

     Additional Considerations for the Minnesota Money Market Fund.
     -------------------------------------------------------------
Shareholders of the Fund who are individuals, estates, or trusts and who are subject to the regular Minnesota personal income tax will not be subject to such regular Minnesota tax on Fund dividends to the extent that such distributions qualify as exempt-interest dividends of a regulated investment company under
Section 852(b)(5) of the Internal Revenue Code which are derived from interest income on tax-exempt obligations of the State of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities ("Minnesota Sources"). The foregoing will apply, however, only if the portion of the exempt-interest dividends from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest dividends that are paid by the Fund. If the 95% test is not met, all exempt-interest dividends that are paid by the Fund generally will be subject to the regular Minnesota personal income tax. Even if the 95% test is met, to the extent that exempt-interest dividends that are paid by the Fund are not derived from the Minnesota Sources described in the first sentence of this paragraph, such dividends generally will be subject to the regular Minnesota personal income tax. Other distributions of the Fund, including distributions from net short-term and long-term capital gains, are generally not exempt from the regular Minnesota personal income tax.

     State legislation enacted in 1995 provides that it is the intent of the Minnesota legislature that interest income on obligations of Minnesota governmental units, including obligations of the Minnesota Sources described above, and exempt-interest dividends that are derived from interest income on such obligations, be included in the net income of individuals, estates, and trusts for Minnesota income tax purposes if it is judicially determined that the exemption by Minnesota of such interest or such exempt-interest dividends unlawfully discriminates against interstate commerce because interest income on obligations, is so included. This provision applies to taxable years that begun during or after the calendar year in which such judicial decision becomes final, regardless of the date on which the obligations were issued, and other remedies apply for previous taxable years. The United States Supreme Court in 1995 denied certiorari in a case in which an Ohio state court upheld an exemption for interest income on obligations of Ohio governmental issuers, even though interest income on obligations of non-Ohio governmental issuers was subject to tax. In 1997, the United States Supreme Court denied certiorari in a subsequent case from Ohio, involving the same taxpayer and the same issue, in which the Ohio Supreme Court refused to reconsider the merits of the case on the ground that the previous final state court judgment barred any claim arising out of the transaction that was the subject of the previous action. It cannot be predicted whether a similar case will be brought in Minnesota or elsewhere, or what the outcome of such case would be.

     Subject to certain limitations that are set forth in the Minnesota rules, Minnesota Fund dividends, if any, that are derived from interest on certain United States obligations are not subject to the regular Minnesota personal income tax or the Minnesota alternative minimum tax, in the case of shareholders of the Minnesota Fund who are individuals, estates, or trusts.

     Fund distributions, including exempt-interest dividends, are not excluded in determining the Minnesota franchise tax on corporations that is measured by taxable income and alternative minimum taxable income. Fund distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.

     Minnesota presently imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on such taxpayers' federal alternative minimum taxable income, which includes federal tax preference items. The Internal Revenue Code provides that interest on specified private activity bonds is a federal tax preference item, and that an exempt-interest dividend of a regulated investment company constitutes a federal tax preference item to the extent of its proportionate share of the interest on such private activity bonds. Accordingly, exempt-interest dividends that are attributable to such private activity bond interest, even though they are derived from the Minnesota Sources described above, will be included in the base upon which such Minnesota alternative minimum tax is computed. In addition the entire portion of exempt-interest dividends that is received by such shareholders and that is derived from sources other than the Minnesota Sources described above generally is also subject to the Minnesota alternative minimum tax. Further, should the 95% test that is described above fail to be met, all of the exempt-interest dividends that are paid by the Fund, including all of those that are derived from the Minnesota Sources described above, generally will be subject to the Minnesota alternative minimum tax, in the case of shareholders of the Fund who are individuals, estates or trusts.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax (and, where applicable California and Minnesota taxes) considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax adviser regarding specific questions as to federal, state, local and foreign taxes.

                                 CAPITAL STOCK

The Funds are fifteen of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract since it affects only one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a Class of a Fund, means the vote of the lesser of (i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such Class Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such Class of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust.

     The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund or class are entitled to receive the assets attributable to the Fund or class that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below as of June 30, 2000, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of each Fund or 5% or more of the voting securities of each Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                                 5% OWNERSHIP
                              AS OF JUNE 30, 2000

                                            Name and                               Type of            Percentage
        Fund                                 Address                               Ownership           of Class
        ----                                 -------                               ---------           --------

CALIFORNIA TAX-FREE MONEY
MARKET FUND
   Class A                            WELLS FARGO BANK, N.A.                           Record               70.46%
                                      FBO MONEY MARKET CHECKING
                                      OMNIBUS ACCOUNT
                                      P.O. Box 7066
                                      San Francisco, CA 94120-7066

                                      WELLS FARGO BANK MINNESOTA, N.A.                 Record               11.69%
                                      Attn:  Cash Sweep Dept.
                                      MAC A#9303-111
                                      525 Market Street - Floor 17
                                      San Francisco, CA  94105-2708

                                      DEAN WITTER REYNOLDS                             Record                8.27%
                                      FBO WELLS FARGO SECURITIES
                                      INC
                                      5 World Trade Center - 6th Floor
                                      New York, NY  10048-0205

    Service Class                     WELLS FARGO INSTITUTIONAL SBC SALBS              Record                7.59%
                                      Attn:  Rick Allsm
                                      444 Market Street - 195-171
                                      San Francisco, CA  94111-5325

                                      JERRY L. BLDER TTEE                             Beneficial             5.35%
                                      BLDER TRUST DTD 01/30/97
                                      7946 Ivanhoe Avenue, Suite 108
                                      La Jolla, CA  92037-4516

                                      ABF DATA SYSTEMS INC.                           Beneficial             6.56%
                                      9020 Kenamar Drive, Suite 201
                                      San Diego, CA  92121-2431

                                      RICHARD K. TAYLOR                               Beneficial             5.85%
                                      1205 Nuirlands Drive
                                      La Jolla, CA  92037-6824

                                 Name and                                       Type of              Percentage
       Fund                       Address                                      Ownership              of Class
       ----                       -------                                      ---------              --------
    Service Class           MICHAEL HALL KIESCHNICK                            Beneficial               6.52%
                            FRANCES HALL KIESCHNICK COMM PROP
                            134 La Goma Street
                            Mill Valley, CA  94941-2111

CALIFORNIA TAX-FREE MONEY
MARKET TRUST

   Single Class             WELLS FARGO BANK MINNESOTA, N.A.                      Record               94.43%
                            Attn:  Cash Sweep Dept.
                            MAC:  N9303-111
                            608 2nd Avenue S.
                            Minneapolis, MN  55479

                            HERMAN CHRISTENSEN, JR. &                          Beneficial               5.18%
                            RAYMOND P. CHRISTENSEN
                            801 American Street
                            San Carlos, CA  94070-4101

CASH INVESTMENT MONEY
MARKET FUND

   Service Class            NORWEST INVESTMENT SERVICES                           Record               33.58%
                            C/O ALEX OCONNOR
                            608 2nd Ave S 8th Fl MS 0130
                            Minneapolis, MN  55402-1916

                            WELLS FARGO BANK MINNESOTA, N.A.                      Record               26.28%
                            Attn:  Cash Sweep Dept.
                            MAC:  N9303-111
                            608 2nd Avenue S.
                            Minneapolis, MN  55479

   Institutional Class      WELLS FARGO BANK MINNESOTA, N.A.                      Record               37.85%
                            Attn:  Cash Sweep Dept.
                            MAC:  N9303-111
                            608 2nd Avenue S.
                            Minneapolis, MN  55479

                            WELLS FARGO BANK                                      Record               16.37%
                            ATTN:  INVESTMENT SWEEP T-15
                            1300 S W Fifth Avenue
                            Portland, OR  97201-5667

                            WELLS FARGO BANK                                      Record                5.00%
                            DBA BANK DEALER OPERATIONS
                            P.O. Box 3780  MAC #6101-151
                            Portland, OR  97208-3780

                               Name and                                       Type of              Percentage
     Fund                       Address                                      Ownership              of Class
     ----                       -------                                      ---------              --------
GOVERNMENT MONEY MARKET
FUND


   Class A                  WELLS FARGO BANK MINNESOTA, N.A.                    Record                  83.97%
                            Attn:  Cash Sweep Dept.
                            MAC:  N9303-111
                            608 2nd Avenue S.
                            Minneapolis, MN  55479

                            DEAN WITTER REYNOLDS                                Record                   9.20%
                            FBO WELLS FARGO SECURITIES
                            INC
                            5 World Trade Center - 6th Floor
                            New York, NY  10048-0205

   Service Class            WELLS FARGO BANK MINNESOTA, N.A.                    Record                  73.71%
                            MAC:  N9303-111
                            608 2nd Avenue S.
                            Minneapolis, MN  55479

                            NORWEST INVESTMENT SERVICES                         Record                  15.49%
                            c/o Alex O'Connor
                            608 2nd Avenue - 8h Floor MS 0130
                            Minneapolis, MN  55402-1916

                            ALPINE & CO.                                        Record                   9.05%
                            NON DISCRETIONARY
                            1740 Broadway MS 8751
                            Denver, Co.  80274-0001

MINNESOTA MONEY MARKET
FUND

   Class A                  N/A                                                                           N/A

                                Name and                                       Type of              Percentage
      Fund                       Address                                      Ownership              of Class
      ----                       -------                                      ---------              --------
MONEY MARKET FUND


   Class A                  WELLS FARGO BANK                                    Record                   73.48%
                            FBO MONEY MARKET CHECKING
                            OMNIBUS ACCOUNT
                            P.O. Box 7066
                            San Francisco, CA  94120-7066

                            NORWEST INVESTMENT SERVICES                         Record                    7.99%
                            c/o Alex O'Connor
                            608 2nd Avenue - 8h Floor MS 0130
                            Minneapolis, MN  55402-1916

                            DEAN WITTER REYNOLDS                                Record                    5.81%
                            FBO WELLS FARGO SECURITIES INC.
                            5 World Trade Center, 6th Floor
                            New York, NY  10048-0205

                            WELLS FARGO SERVICE CO.                             Record                    8.26%
                            FBO SWEEP FUNDS FA
                            RETAIL SWEEP OPERATIONS
                            4811 N. 4th Avenue, #N9721-016
                            Sioux Falls, SD  57104-0405


   Class B                  WELLS FARGO BANK                                    Record                   90.70%
                            FBO MONEY MARKET CHECKING
                            OMNIBUS ACCOUNT
                            P.O. Box 7066
                            San Francisco, CA  94120-7066

                            WELLS FARGO SERVICE CO.                             Record                    8.83%
                            FBO SWEEP FUNDS FA
                            RETAIL SWEEP OPERATIONS
                            4811 N. 4th Avenue, #N9721-016
                            Sioux Falls, SD  57104-0405

MONEY MARKET TRUST


   Single Class             WELLS FARGO BANK MINNESOTA, N.A.                    Record                   98.21%
                            Attn:  Cash Sweep Dept.
                            MAC:  N9303-111
                            608 2nd Avenue S.
                            Minneapolis, MN  55479

NATIONAL TAX-FREE
INSTITUTIONAL MONEY
MARKET FUND

   Service Class            NORWEST INVESTMENT SERVICES                         Record                   19.88%
                            c/o Alex O'Connor
                            608 2nd Avenue - 8h Floor MS 0130
                            Minneapolis, MN  55402-1916

                                      Name and                                       Type of              Percentage
            Fund                       Address                                      Ownership              of Class
            ----                       -------                                      ---------              --------
                                   WELLS FARGO BANK MINNESOTA, N.A.                   Record                 75.38%
                                   Attn:  Cash Sweep Dept.
                                   MAC:  N9303-111
                                   608 2nd Avenue S.
                                   Minneapolis, MN  55479

      Institutional Class          WELLS FARGO BANK MINNESOTA, N.A.                   Record                 54.12%
                                   Attn:  Cash Sweep Dept.
                                   MAC:  N9303-111
                                   608 2nd Avenue S.
                                   Minneapolis, MN  55479

                                   NATHAN M. SAKS                                    Beneficial              32.33%
                                   P.O. Box 32000
                                   Reno, NV  89533-2000

   NATIONAL TAX-FREE MONEY
   MARKET FUND


       Class A                     WELLS FARGO BANK                                   Record                 66.14%
                                   FBO MONEY MARKET CHECKING
                                   OMNIBUS ACCOUNT
                                   P.O. Box 7066
                                   San Francisco, CA  94120-7066

                                   NORWEST INVESTMENT SERVICES                        Record                 11.93%
                                   c/o Alex O'Connor
                                   608 2nd Avenue - 8th Floor MS 0130
                                   Minneapolis, MN  55402-1916

                                   WELLS FARGO SERVICE COMPANY                        Record                 14.93%
                                   FBO SWEEP FUNDS NTF
                                   Retail Sweep Operations
                                   4811 N 4th Avenue  #N9721-016
                                   Sioux Falls, SD  57104-0405

                                   DEAN WITTER REYNOLDS                               Record                  5.87%
                                   FBO WELLS FARGO SECURITIES INC
                                   5 World Trade Center - 6th Floor
                                   New York, NY  10048-0205

NATIONAL TAX-FREE MONEY            WELLS FARGO BANK MINNESOTA, N.A.                   Record                100.00%
MARKET TRUST                       Attn:  Cash Sweep Dept.
                                   MAC:  N9303-111
   Single Class                    608 2nd Avenue S.
                                   Minneapolis, MN  55479

OVERLAND EXPRESS SWEEP             WFB -WHOLESALE SWEEP                               Record                100.00%
FUND                               3440 Walnut Avenue Building B
                                   ATTN:  Mimi Johnson  MAC 0247-018
                                   Fremont, CA  94538-2210
   Single Class

                              Name and                                       Type of              Percentage
    Fund                       Address                                      Ownership              of Class
    ----                       -------                                      ---------              --------
PRIME INVESTMENT MONEY
MARKET FUND


      Service Class         NORWEST INVESTMENT SERVICES                        Record                   17.64%
                            c/o Alex O'Connor
                            608 2nd Avenue - 8th Floor MS 0130
                            Minneapolis, MN  55402-1916

                            WELLS FARGO BANK MINNESOTA, N.A.                   Record                   82.05%
                            Attn:  Cash Sweep Dept.
                            MAC:  N9303-111
                            608 2nd Avenue S.
                            Minneapolis, MN  55479

TREASURY PLUS
INSTITUTIONAL MONEY
MARKET FUND


      Service Class         HARE & CO.                                         Record                   10.44%
                            BANK OF NEW YORK
                            One Wall Street - 2nd Floor
                            ATTN:  STF/MASTER NOTE
                            New York, NY  10005-2501

                            WELLS FARGO BANK MINNESOTA, N.A.                   Record                   61.44%
                            Attn:  Cash Sweep Dept.
                            MAC:  N9303-111
                            608 2nd Avenue S.
                            Minneapolis, MN  55479

   Institutional Class      WELLS FARGO BANK                                   Record                    7.74%
                            DBA BANK DEALER OPERATIONS
                            P.O. Box 3780 MAC #6101-151
                            Portland, OR  97208-3780

                            WELLS FARGO BANK MINNESOTA, N.A.                   Record                   24.43%
                            Attn:  Cash Sweep Dept.
                            MAC:  N9303-111
                            608 2nd Avenue S.
                            Minneapolis, MN  55479

                            WELLS FARGO BANK                                                            39.13%
                            ATTN:  INVESTMENT SWEEP T-15
                            1300 S W Fifth Avenue
                            Portland, OR  97201-5667

                            CASTLE TOWER HOLDING                              Beneficial                 8.05%
                            CORPORATION
                            510 Bering Drive Suite 500
                            Houston, TX  77057-1452

                            HARE & CO.                                         Record                   10.65%
                            BANK OF NEW YORK
                            One Wall Street, 2nd Floor
                            Attn:  STIP/Master Note
                            New York, NY  10005-2501


                                Name and                                       Type of              Percentage
      Fund                       Address                                      Ownership              of Class
      ----                       -------                                      ---------              --------
TREASURY PLUS MONEY         HARE & CO.                                          Record                 49.52%
 MARKET FUND                BANK OF NEW YORK
                            One Wall Street - 2nd Floor
   Class A                  ATTN:  STF/MASTER NOTE
                            New York, NY  10005-2501

                            WFB -WHOLESALE SWEEP                                Record                 33.41%
                            3440 Walnut Avenue Building B
                            ATTN:  Mimi Johnson  MAC 0247-018
                            Fremont, CA  94538-2210

                            WELLS FARGO BANK MINNESOTA, N.A.                    Record                 11.95%
                            Attn:  Cash Sweep Dept.
                            MAC:  N9303-111
                            608 2nd Avenue S.
                            Minneapolis, MN  55479

                            DEAN WITTER REYNOLDS                                Record                  5.12%
                            FBO WELLS FARGO SECURITIES
                            INC
                            5 World Trade Center - 6th Floor
                            New York, NY  10048-0205

100% TREASURY MONEY
MARKET FUND


      Class A               RAY C. MATHISEN                                   Beneficial               72.71%
                            10618 Keswick Street
                            Sun Valley, CA  91352-4635

                            RAY C. MATHISEN                                   Beneficial               19.54%
                            JOANN HURTADO JTTEN
                            10618 Keswick Street
                            Sun Valley, CA  91352-4635

   Service Class            ALPINE & CO                                         Record                 12.00%
                            DISCRETIONARY
                            1740 Broadway MS
                            Denver, CO  80274-0001

                            NORWEST INVESTMENT SERVICES                         Record                 16.21%
                            c/o Alex O'Connor
                            608 2nd Avenue South
                            8th Floor  MS 0130
                            Minneapolis, MN  55402-1916

                            WELLS FARGO BANK MINNESOTA, N.A.                    Record                 64.44%
                            Attn:  Cash Sweep Dept.
                            MAC:  N9303-111
                            608 2nd Avenue S.
                            Minneapolis, MN  55479

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund) or is identified as the holder of record or more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Trust's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                             INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit and tax services, and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION

     The portfolios of investments, financial statements, financial highlights and independent auditor's report for the Funds for the year or period ended March 31, 2000 are hereby incorporated by reference to the Funds' Annual Report.

                                   APPENDIX


       The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

Corporate and Municipal Bonds
-----------------------------

       Moody's:  The four highest ratings for corporate and municipal bonds are
       -------
"Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

       S&P:  The four highest ratings for corporate and municipal bonds are
       ---
"AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Municipal Notes
---------------

       Moody's:  The highest ratings for state and municipal short-term
       -------
obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins of protections "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for, but lacking the strength of the preceding grades.

       S&P:  The "SP-1" rating reflects a "very strong or strong capacity to pay
       ---
principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Corporate and Municipal Commercial Paper
----------------------------------------

       Moody's:  The highest rating for corporate and municipal commercial paper
       -------
is "P-1" (Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

       S&P:  The "A-1" rating for corporate and municipal commercial paper
       ---
indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

Corporate Notes
---------------

       S&P:  The two highest ratings for corporate notes are "SP-1" and "SP-2."
       ---
The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

                            WELLS FARGO FUNDS TRUST
                        File Nos. 333-74295; 811-09253

                                    PART C
                               OTHER INFORMATION


Item 23.  Exhibits.
          ---------

      Exhibit
      Number                               Description
      ------                               -----------

       (a)                    -  Amended and Restated Declaration of Trust,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 8, filed December 17, 1999.

       (b)                    -  Not applicable.

       (c)                    -  Not applicable.

       (d)(1)(i)              -  Investment Advisory Agreement with Wells Fargo
                                 Bank, N.A., incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

               (ii)           -  Fee and Expense Agreement between Wells Fargo
                                 Funds Trust and Wells Fargo Bank, N.A.,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 8, filed December 17, 1999.

            (2)(i)            -  Sub-Advisory Contract with Barclays Global Fund
                                 Advisors, incorporated by reference to Post-
                                 Effective Amendment No. 8, filed December 17, 1999.

               (ii)           -  Sub-Advisory Contract with Galliard Capital
                                 Management, Inc., incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

               (iii)          -  Sub-Advisory Contract with Peregrine Capital
                                 Management, Inc., incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

               (iv)           -  Sub-Advisory Contract with Schroder Investment
                                 Management North America Inc., incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

               (v)            -  Sub-Advisory Contract with Smith Asset
                                 Management Group, L.P., incorporated by
                                 reference to Post-Effective Amendment No. 10, filed May 10, 2000.

               (vi)           -  Form of Sub-Advisory Contract with Wells
                                 Capital Management Incorporated, incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

       (e)(i)                 -  Form of Distribution Agreement along with Form
                                 of Selling Agreement, incorporated by reference to Post-Effective Amendment No. 1, filed May 28, 1999.

          (ii)                -  Distribution Plan, incorporated by reference to
                                 Post-Effective Amendment No. 8, filed December 17, 1999.

       (f)                    -  Not applicable.

       (g)(1)                 -  Custody Agreement with Barclays Global
                                 Investors, N.A., incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

          (2)                 -  Custody Agreement with Norwest Bank Minnesota,
                                 N.A.(name changed to Wells Fargo Bank
                                 Minnesota, N.A. effective August 1, 2000), incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

          (3)                 -  Securities Lending Agreement by and among Wells
                                 Fargo Funds Trust, Wells Fargo Bank, N.A. and Norwest Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

       (h)(1)                 -  Administration Agreement with Wells Fargo Bank,
                                 N.A., incorporated by reference to Post-
                                 Effective Amendment No. 8, filed December 17, 1999.

          (2)(i)              -  Fund Accounting Agreement, incorporated by
                                 reference to Post-Effective Amendment No. 9, filed February 1, 2000.

          (3)                 -  Transfer Agency and Service Agreement
                                 with Boston Financial Data Services,
                                 Inc., incorporated by reference to Post-
                                 Effective Amendment No. 8, filed December 17, 1999.

          (4)                 -  Shareholder Servicing Plan, incorporated by
                                 reference to Post-Effective Amendment No. 8, filed December 17, 1999.

          (5)                 -  Form of Shareholder Servicing Agreement,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 8, filed December 17, 1999.

       (i)                    -  Legal Opinion, filed herewith.

       (j)                    -  Consent of Independent Auditors, filed
                                 herewith.

       (j)(1)                 -  Power of Attorney, Robert C. Brown,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

          (2)                 -  Power of Attorney, Donald H. Burkhardt,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

          (3)                 -  Power of Attorney, Jack S. Euphrat,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

          (4)                 -  Power of Attorney, Thomas S. Goho, incorporated
                                 by reference to Post-Effective Amendment No.
                                 10, filed May 10, 2000.

          (5)                 -  Power of Attorney, Peter G. Gordon,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

          (6)                 -  Power of Attorney, W. Rodney Hughes,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

          (7)                 -  Form of Power of Attorney, Richard M. Leach,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

          (8)                 -  Power of Attorney, J. Tucker Morse,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

          (9)                 -  Power of Attorney, Timothy J. Penny,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

           (10)               -  Power of Attorney, Donald C. Willeke,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

           (11)               -  Power of Attorney, Michael J. Hogan,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

           (12)               -  Power of Attorney, Karla M. Rabusch,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

       (k)                    -  Not applicable.

       (l)                    -  Not applicable.

       (m)                    -  Rule 12b-1 Plan, incorporated by reference to
                                 Post-effective Amendment No. 8, filed December 17, 1999.

       (n)                    -  Rule 18f-3 Plan, incorporated by reference to
                                 Post-Effective Amendment No. 8, filed December 17, 1999.

       (p)                    -  Code of Ethics, incorporated by reference to
                                 Post-Effective Amendment No. 10, filed May 10, 2000.

Item 24. Persons Controlled by or Under Common Control with the Fund.
         -----------------------------------------------------------

         Registrant believes that no person is controlled by or under common control with Registrant.


Item 25. Indemnification.
         ---------------

         Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.


Item 26. Business and Other Connections of Investment Adviser.
         ----------------------------------------------------

         (a) Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly-owned subsidiary of Wells Fargo & Company, serves as investment adviser to all of the Registrant's investment portfolios, and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

         To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company and/or its subsidiaries.

         (b) Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as an adviser or sub-adviser to various Funds of the Trust and as adviser or sub-adviser to certain other open-end management investment companies. The description of BGFA in Parts A and B of this Registration Statement is incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         (c) Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of Wells Fargo Bank, N.A., serves as sub-adviser to various Funds of the Trust. The description of WCM in Parts A and B of this Registration Statement is incorporated by reference in Parts A and B of this Registration Statement is incorporated by reference herein. None of the directors and principal executive officers of WCM serves, or has served in the past two fiscal years, in such capacity for any other entity.

         (d) Peregrine Capital Management, Inc., an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The description of Peregrine Capital Management, Inc. ("Peregrine") in Parts A and B of the Registration Statement, is incorporated by reference herein. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         (e) Schroder Investment Management North America Inc., serves as sub-adviser to various Funds of the Trust. The description of Schroder Investment Management North America Inc. ("SIMNA") in Parts A and B of the Registration Statement are incorporated by reference herein. The address is 787 Seventh Avenue, 34th Floor, New York, NY 10019. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of SIMNA which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroders p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         (f) Galliard Capital Management, Inc., an indirect, wholly-owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard Capital Management, Inc. ("Galliard") in Parts A and B of the Registration Statement, are incorporated by reference herein. The address of Galliard is LaSalle Plaza, Suite 2060, 800 LaSalle Avenue, Minneapolis, Minnesota 55479. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         (g) Smith Asset Management, L.P., an indirect, partially-owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Smith Asset Management, L.P. ("Smith") in Parts A and B, of the Registration Statement, are incorporated by reference herein. The address of Smith is 300 Crescent Court, Suite 750, Dallas, Texas 75201. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


Item 27.  Principal Underwriters.
          ----------------------

         (a) Stephens Inc. ("Stephens"), distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Barclays Global Funds Inc., Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc. and Nations Institutional Reserves, and Wells Fargo Variable Trust, Wells Fargo Core Trust and Wells Fargo Funds Trust and is the exclusive placement agent for Master Investment Portfolio, all of which are registered open-end management investment companies.

         (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file No. 501-15510).

         (c)  Not applicable.

Item 28.  Location of Accounts and Records.
          --------------------------------

         (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

         (b) Wells Fargo Bank maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, San Francisco, California 94105.

         (c) BGFA and BGI maintain all Records relating to their services as sub-adviser and custodian, respectively, at 45 Fremont Street, San Francisco, California 94105.

         (d) Stephens maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

         (e) Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

         (f) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, San Francisco, California 94105.

         (g) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Minneapolis, Minnesota 55479.

         (h) Galliard Capital Management, Inc. ("Galliard") maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479.

         (i) Smith Asset Management Group, LP maintains all Records relating to its services as investment sub-adviser at 500 Crescent Court, Suite 250, Dallas, Texas 75201.

         (j) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 787 Seventh Avenue, New York, New York 10019.


Item 29.  Management Services.
          -------------------

         Other than as set forth under the captions "Organization and Management of the Funds"" in the Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.  Not applicable.
          ------------

                                  SIGNATURES
                                  ----------

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 1st day of August, 2000.


                                  WELLS FARGO FUNDS TRUST

                                  By: /s/ Dorothy A. Peters
                                     ----------------------
                                     Dorothy A. Peters
                                     Assistant Secretary


       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                     Title                         Date
---------                     -----                         ----

           *                  Trustee
___________________________
Robert C. Brown

           *                  Trustee
___________________________
Donald H. Burkhardt

           *                  Trustee
___________________________
Jack S. Euphrat

           *                  Trustee
___________________________
Thomas S. Goho

           *                  Trustee
___________________________
Peter G. Gordon

           *                  Trustee
___________________________
W. Rodney Hughes

           *                  Trustee
___________________________
Richard M. Leach

           *                  Trustee
___________________________
J. Tucker Morse

           *                  Trustee
___________________________
Timothy J. Penny

           *                  Trustee
___________________________
Donald C. Willeke                                      08/01/2000

*By: /s/ Dorothy A. Peters
     ----------------------
     Dorothy A. Peters
     As Attorney-in-Fact
     August 1, 2000

                            WELLS FARGO FUNDS TRUST
                        FILE NOS. 333-74295; 811-09253

                                 EXHIBIT INDEX


Exhibit Number                                Description


EX-99.B(i)             Opinion and Consent of Counsel

EX-99.B(j)             Consent of Independent Auditors